UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05017

Ivy Variable Insurance Portfolios

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Jennifer K. Dulski

6300 Lamar Avenue

Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 913-236-2000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

ITEM 1.    SCHEDULE OF INVESTMENTS.

SCHEDULE OF INVESTMENTS Asset Strategy (in thousands)	MARCH 31, 2017 (UNAUDITED)

COMMON STOCKS	Shares		Value
Consumer Discretionary

Auto Parts & Equipment – 2.2%
Continental AG (A)	45		$9,800
Delphi Automotive plc	140		11,236

			21,036

Automobile Manufacturers – 0.9%
Suzuki Motor Corp. (A)	198		8,240

Cable & Satellite – 1.3%
Comcast Corp., Class A	336		12,623

Footwear – 0.6%
NIKE, Inc., Class B	97		5,411

Home Improvement Retail – 2.0%
Home Depot, Inc. (The)	75		10,954
Lowe’s Co., Inc.	95		7,818

			18,772

Internet & Direct Marketing Retail – 1.2%
Amazon.com, Inc. (B)	13		11,126

Leisure Facilities – 0.0%
COTA Racing & Entertainment LLC, Class B (B)(C)	—	*	—

Leisure Products – 0.4%
Media Group Holdings LLC, Series H (B)(C)(D)(E)	32		292
Media Group Holdings LLC, Series I (B)(C)(D)(E)	19		1,858
Media Group Holdings LLC, Series T (B)(C)(D)(E)	4		1,494

			3,644

Movies & Entertainment – 2.0%
Liberty Media Corp., Class C (B)(C)	618		19,008

Restaurants – 1.2%
Chipotle Mexican Grill, Inc., Class A (B)	26		11,583

Tires & Rubber – 0.7%
Bridgestone Corp. (A)	157		6,335

Total Consumer Discretionary – 12.5%			117,778
Consumer Staples

Brewers – 0.8%
InBev N.V. (A)	73		7,981

Packaged Foods & Meats – 3.3%
Kraft Foods Group, Inc.	222		20,114
Mondelez International, Inc., Class A	249		10,740

			30,854

Soft Drinks – 1.6%
Coca–Cola Co. (The)	358		15,181

Tobacco – 2.4%
ITC Ltd. (A)	842		3,635
Philip Morris International, Inc.	168		19,001

			22,636

Total Consumer Staples – 8.1%			76,652
Energy

Oil & Gas Equipment & Services – 3.3%
Halliburton Co.	362		17,834
Schlumberger Ltd.	164		12,785

			30,619

Oil & Gas Exploration & Production – 4.4%
Cabot Oil & Gas Corp.	320		7,642
EOG Resources, Inc.	156		15,257
Noble Energy, Inc.	302		10,360
Pioneer Natural Resources Co.	46		8,529

			41,788

Oil & Gas Refining & Marketing – 1.0%
Phillips 66	119		9,463

Total Energy – 8.7%			81,870
Financials

Diversified Banks – 2.4%
Axis Bank Ltd. (A)	997		7,535
China Construction Bank Corp. (A)	3,121		2,510
Industrial and Commercial Bank of China Ltd., H Shares (A)	3,756		2,455
Wells Fargo & Co.	183		10,180

			22,680

Life & Health Insurance – 2.6%
AIA Group Ltd. (A)	2,455	15,478
MetLife, Inc.	179	9,434

		24,912

Multi-Line Insurance – 1.1%
Axa S.A. (A)	383	9,900

Multi-Sector Holdings – 0.7%
Berkshire Hathaway, Inc., Class B (B)	42	6,967

Other Diversified Financial Services – 4.5%
Citigroup, Inc.	325	19,444
JPMorgan Chase & Co.	266	23,358

		42,802

Regional Banks – 1.2%
PNC Financial Services Group, Inc. (The)	90	10,816

Total Financials – 12.5%		118,077
Health Care

Biotechnology – 2.4%
Alexion Pharmaceuticals, Inc. (B)	72	8,673
Shire Pharmaceuticals Group plc ADR	79	13,765

		22,438

Health Care Equipment – 1.1%
Medtronic plc	126	10,126

Health Care Facilities – 0.9%
HCA Holdings, Inc. (B)	101	8,963

Pharmaceuticals – 1.7%
Pfizer, Inc.	472	16,140

Total Health Care – 6.1%		57,667
Industrials

Aerospace & Defense – 2.3%
European Aeronautic Defence and Space Co. (A)	92	7,031
Lockheed Martin Corp.	56	14,985

		22,016

Construction & Engineering – 1.1%
Larsen & Toubro Ltd. (A)	328	7,943
Vinci (A)	30	2,339

		10,282

Construction Machinery & Heavy Trucks – 1.2%
PACCAR, Inc.	164	10,995

Industrial Machinery – 1.1%
Parker Hannifin Corp.	62	9,988

Railroads – 0.8%
Union Pacific Corp.	74	7,870

Trading Companies & Distributors – 0.5%
Wolseley plc (A)	76	4,755

Total Industrials – 7.0%		65,906
Information Technology

Application Software – 2.9%
Adobe Systems, Inc. (B)	130	16,892
Intuit, Inc.	88	10,161

		27,053

Data Processing & Outsourced Services – 1.9%
FleetCor Technologies, Inc. (B)	39	5,860
Visa, Inc., Class A	135	11,980

		17,840

Electronic Equipment & Instruments – 0.3%
Keyence Corp. (A)	8	3,363

Internet Software & Services – 4.1%
Alibaba Group Holding Ltd. ADR (B)	105	11,333
Alphabet, Inc., Class A (B)	16	13,225
Facebook, Inc., Class A (B)	20	2,805
MercadoLibre, Inc.	54	11,392

		38,755

Semiconductor Equipment – 0.8%
ASML Holding N.V., Ordinary Shares (A)	61	8,151

Semiconductors – 0.9%
QUALCOMM, Inc.	146	8,349

Systems Software – 2.1%
Microsoft Corp.	300	19,752

Total Information Technology – 13.0%			123,263
Materials

Diversified Metals & Mining – 1.3%
BHP Billiton plc (A)		288	4,446
Rio Tinto plc (A)		196	7,892

			12,338

Paper Packaging – 0.6%
International Paper Co.		108	5,484

Total Materials – 1.9%			17,822
Telecommunication Services

Integrated Telecommunication Services – 0.9%
Nippon Telegraph and Telephone Corp. (A)		194	8,295

Total Telecommunication Services – 0.9%			8,295

TOTAL COMMON STOCKS – 70.7%			$667,330
(Cost: $642,707)

CORPORATE DEBT SECURITIES	Principal
Consumer Discretionary

Leisure Facilities – 0.2%
Circuit of the Americas LLC, Series D, 0.000%, 12–31–20 (F)		$3,642	1,281

Movies & Entertainment – 0.6%
Delta Topco Ltd. (2.000% Cash or 2.000% PIK), 2.000%, 7–23–19 (C)(E)(G)		4,344	5,981

Total Consumer Discretionary – 0.8%			7,262
Financials

Diversified Banks – 0.3%
Royal Bank of Scotland Group plc (The):
7.500%, 12–29–49		2,195	2,165
8.625%, 12–29–49		970	1,011

			3,176

Total Financials – 0.3%			3,176

TOTAL CORPORATE DEBT SECURITIES – 1.1%			$10,438
(Cost: $11,131)

OTHER GOVERNMENT SECURITIES (H)
Brazil – 1.2%
Brazil Notas do Tesouro Nacional,
10.000%, 1–1–21 (I)	BRL	35,225	11,607

Mexico – 4.9%
Mexican Bonos:
8.000%, 6–11–20 (I)	MXN	279,834	15,434
6.500%, 6–10–21 (I)		194,676	10,268
10.000%, 12–5–24 (I)		160,287	10,071
5.750%, 3–5–26 (I)		205,686	10,056

			45,829

TOTAL OTHER GOVERNMENT SECURITIES – 6.1%			$57,436
(Cost: $59,506)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Mortgage-Backed Obligations – 0.0%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO:
5.500%, 3–15–23 (J)		$30	2
5.500%, 10–15–25 (J)		164	21
6.000%, 11–15–35 (J)		101	24
Federal National Mortgage Association Agency REMIC/CMO:
5.500%, 6–25–23 (J)		65	8
5.500%, 8–25–33 (J)		111	20
5.500%, 4–25–34 (J)		175	37
5.500%, 11–25–36 (J)		219	44
Government National Mortgage Association Agency REMIC/CMO,
5.500%, 7–20–35 (J)		94	21

			177

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 0.0%			$177
(Cost: $178)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Inflation Protected Obligations – 3.2%
U.S. Treasury Notes:
0.125%, 4–15–21	4,320	4,364
0.625%, 1–15–26	8,014	8,161
0.125%, 7–15–26	7,801	7,613
1.000%, 2–15–46	9,531	9,679

		29,817

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 3.2%		$29,817
(Cost: $30,443)

BULLION – 4.7%	Troy Ounces
Gold	35	43,894

(Cost: $43,741)

SHORT–TERM SECURITIES	Principal
Commercial Paper (K) – 3.4%
Kroger Co. (The),
1.150%, 4–3–17	$10,000	9,999
Medtronic Global Holdings SCA,
1.110%, 4–17–17	5,000	4,997
Sysco Corp.,
1.090%, 4–3–17	10,753	10,752
United Technologies Corp.,
1.150%, 4–13–17	6,000	5,998

		31,746

Master Note – 0.4%
Toyota Motor Credit Corp. (1–Month U.S. LIBOR plus 15 bps),
1.190%, 4–5–17 (L)	4,078	4,078

Municipal Obligations – 8.9%
CA GO Bonds, Ser 2004B6 (GTD by U.S. Bank N.A.) (BVAL plus 7 bps),
0.860%, 4–7–17 (L)	3,000	3,000
CA Statewide Cmnty Dev Auth, Multifam Hsng Rev Bonds (The Crossings Sr Apts/Phase I), Ser 2005 I (GTD by FNMA) (BVAL plus 10 bps),
0.850%, 4–7–17 (L)	14,660	14,660
MI Strategic Fund, Var Rate Demand Ltd. Oblig Rev Bonds, Ser 2007 (GTD by Air Prods and Chemicals, Inc.) (BVAL plus 23 bps),
0.930%, 4–1–17 (L)	23,077	23,077
MS Business Fin Corp., Gulf Opp Zone Indl Dev Rev Bonds (Chevron USA, Inc. Proj), Ser 2007D (GTD by Chevron Corp.) (BVAL plus 19 bps),
0.890%, 4–1–17 (L)	1,475	1,475
NY State Hsng Fin Agy, Maestro West Chelsea Hsng Rev Bonds, Ser 2013A (GTD by Wells Fargo Bank N.A.) (BVAL plus 18 bps),
0.880%, 4–7–17 (L)	16,000	16,000
NY State Hsng Fin Agy, Related 42nd and 10th Hsng Rev Bonds, Ser 2010A (GTD by FHLMC) (BVAL plus 14 bps), 0.840%, 4–7–17 (L)	16,000	16,000
The Regents of the Univ of CA, Gen Rev Bonds, Ser AL (BVAL plus 9 bps), 0.890%, 4–7–17 (L)	10,200	10,200

		84,412

TOTAL SHORT–TERM SECURITIES – 12.7%		$120,236
(Cost: $120,237)

TOTAL INVESTMENT SECURITIES – 98.5%		$929,328
(Cost: $907,943)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.5%		14,619

NET ASSETS – 100.0%		$943,947

Notes to Consolidated Schedule of Investments

*	Not shown due to rounding.

(A)	Listed on an exchange outside the United States.

(B)	No dividends were paid during the preceding 12 months.

(C)	Restricted securities. At March 31, 2017, the Portfolio owned the following restricted securities:

Security	Acquisition Date(s)	Shares		Cost	Market Value
COTA Racing & Entertainment LLC, Class B	9-18-14	—	*	$—	$—
Liberty Media Corp., Class C	1-23-17	618		17,389	19,008
Media Group Holdings LLC, Series H	8-29-13 to 10-31-13	32		22,374	292
Media Group Holdings LLC, Series I	4-23-13 to 11-8-13	19		6,252	1,858
Media Group Holdings LLC, Series T	7-2-13 to 1-23-15	4		8,413	1,494
		Principal
Delta Topco Ltd. (2.000% Cash or 2.000% PIK), 2.000%, 07-23-19		$4,344		5,314	5,981
				$59,742	$28,633

The total value of these securities represented 3.0% of net assets at March 31, 2017.

(D)	Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund and consolidated as described in Note 6 of the Notes to Financial Statements.

(E)	Securities whose value was determined using significant unobservable inputs.

(F)	Zero coupon bond.

(G)	Payment-in-kind bond which may pay interest in additional par and/or in cash. Rates shown are the current rate and possible payment rates.

(H)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.

(I)	Principal amount and exercise prices are denominated in the indicated foreign currency, where applicable (BRL - Brazilian Real and MXN - Mexican Peso).

(J)	Interest-only security. Amount shown as principal represents notional amount for computation of interest.

(K)	Rate shown is the yield to maturity at March 31, 2017.

(L)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

The following total return swap agreements were outstanding at March 31, 2017:

Counterparty	Number of Shares	Underlying Security	Termination Date	Notional Amount	Financing Fee(1)(2)	Unrealized Appreciation
Morgan Stanley International	159,676	Euro STOXX Bank Index	12/08/2017	$21,722	3M Euribor plus 40 bps	$1,209

(1)	The Fund pays the financing fee multiplied by the notional amount each month.

(2)	At the termination date, a net cash flow is exchanged where the market-linked total return is equivalent to the return of the underlying security less a financing rate, if any. As the payer, a Fund would owe payments on any net positive total return, and would receive payments in the event of a negative total return.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of March 31, 2017. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$95,126	$—	$22,652
Consumer Staples	76,652	—	—
Energy	81,870	—	—
Financials	118,077	—	—
Health Care	57,667	—	—
Industrials	65,906	—	—
Information Technology	123,263	—	—
Materials	17,822	—	—
Telecommunication Services	8,295	—	—
Total Common Stocks	$644,678	$—	$22,652
Corporate Debt Securities	—	4,457	5,981
Other Government Securities	—	57,436	—
United States Government Agency Obligations	—	177	—
United States Government Obligations	—	29,817	—
Bullion	43,894	—	—
Short-Term Securities	—	120,236	—
Total	$688,572	$212,123	$28,633
Total Return Swaps	$—	$1,209	$—

During the period ended March 31, 2017, there were no transfers between any levels.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Corporate Debt Securities
Beginning Balance 1-1-17	$5,728	$57,563
Net realized gain (loss)	(22,027)	(490)
Net change in unrealized appreciation (depreciation)	26,529	1,157
Purchases	17,389	5,400
Sales	(4,967)	(57,563)
Amortization/Accretion of premium/discount	—	(86)
Transfers into Level 3 during the period	—	—
Transfers out of Level 3 during the period	—	—
Ending Balance 3-31-17	$22,652	$5,981
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 3-31-17	$1,010	$667

Information about Level 3 fair value measurements:

	Fair Value at 3-31-17	Valuation Technique(s)	Unobservable Input(s)	Input Value(s)
Assets
Common Stocks	$1,494	Discounted cash flows model	Long-term growth rate	2.50%
			Weighted average cost of capital	17.41%
			Illiquidity discount	10%
	1,858	Discounted cash flows model	Long-term growth rate	2.50%
			Weighted average cost of capital	14.41%
			Illiquidity discount	10%
			Methodology weighting	67%
		Transaction	Price	$344
			Illiquidity discount	10%
			Methodology weighting	33%
	292	Discounted cash flows model	Long-term growth rate	2.50%
			Weighted average cost of capital	40%
			Illiquidity discount	10%
			Methodology weighting	52%
		Discounted book value	Discount factor	100%
			Methodology weighting	48%
	19,008	Third-party vendor pricing service	Illiquidity discount	10%
Corporate Debt Securities	5,981	Third-party vendor pricing service	Illiquidity discount	10%

Significant increases (decreases) in long-term growth rate inputs could result in a higher (lower) fair value measurement. However, significant increases (decreases) in weighted average cost of capital, discount factors, or illiquidity discount inputs could result in a higher (lower) fair value measurement.

BASIS FOR CONSOLIDATION OF THE ASSET STRATEGY PORTFOLIO

Ivy VIP ASF II, Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated as a wholly owned subsidiary acting as an investment vehicle for the Asset Strategy Portfolio (referred to as “the Portfolio” in this subsection). Ivy VIP ASF III (SBP), LLC and VIP ASF, LLC (each a “Company”, collectively “the Companies”), Delaware limited liability companies, were incorporated as wholly owned companies acting as investment vehicles for the Portfolio. Each Subsidiary and Company acts as an investment vehicle for the Portfolio, in order to effect certain investments for the Portfolio consistent with the Portfolio’s investment objectives and policies as specified in its prospectus and statement of additional information.

The Portfolio’s investment portfolio has been consolidated and includes the portfolio holdings of the Portfolio, its Subsidiary and the Companies. The consolidated financial statements include the accounts of the Portfolio and its Subsidiary and the Companies. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Portfolio and its Subsidiary and each Company comprising the entire issued share capital of the Subsidiary and each Company with the intent that the Portfolio will remain the sole shareholder and retain all rights. Under the Articles of Association, shares issued by the Subsidiary and each Company confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and each Company and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary and each Company.

See the table below for details regarding the structure, incorporation and relationship as of March 31, 2017 of each Subsidiary and Company to the Portfolio (amounts in thousands).

Subsidiary/Company	Date of Incorporation	Subscription Agreement	Portfolio Net Assets	Subsidiary Net Assets	Percentage of Portfolio Net Assets
Ivy VIP ASF II, Ltd.	1-31-13	4-10-13	$1,038,225	$77,297	7.45%
Ivy VIP ASF III (SBP), LLC	4-9-13	4-23-13	1,038,225	6,935	0.67
VIP ASF, LLC	12-10-12	12-18-12	1,038,225	1,839	0.18

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

BVAL = Bloomberg Valuation Municipal AAA Benchmark

CMO = Collateralized Mortgage Obligation

FHLMC = Federal Home Loan Mortgage Corp.

FNMA = Federal National Mortgage Association

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

PIK = Payment in Kind

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at March 31, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$907,943
Gross unrealized appreciation	81,444
Gross unrealized depreciation	(60,059)
Net unrealized appreciation	$21,385

SCHEDULE OF INVESTMENTS Balanced (in thousands)	MARCH 31, 2017 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Automotive Retail – 1.0%
O’Reilly Automotive, Inc. (A)	14	$3,644

Cable & Satellite – 1.8%
Comcast Corp., Class A	180	6,751

Casinos & Gaming – 1.3%
Las Vegas Sands, Inc.	84	4,767

General Merchandise Stores – 1.6%
Dollar General Corp.	49	3,447
Target Corp.	44	2,452

		5,899

Home Improvement Retail – 1.1%
Lowe’s Co., Inc.	49	4,057

Hotels, Resorts & Cruise Lines – 2.6%
Carnival Corp.	159	9,349

Movies & Entertainment – 1.3%
Twenty-First Century Fox, Inc.	146	4,625

Restaurants – 0.8%
YUM! Brands, Inc.	45	2,874

Total Consumer Discretionary – 11.5%		41,966
Consumer Staples

Brewers – 1.0%
Anheuser-Busch InBev S.A. ADR	33	3,651

Drug Retail – 1.3%
CVS Caremark Corp.	61	4,762

Packaged Foods & Meats – 1.9%
Kraft Foods Group, Inc.	38	3,418
Mead Johnson Nutrition Co.	41	3,681

		7,099

Total Consumer Staples – 4.2%		15,512
Energy

Integrated Oil & Gas – 1.2%
Chevron Corp.	41	4,383

Oil & Gas Drilling – 0.8%
Helmerich & Payne, Inc.	41	2,741

Oil & Gas Equipment & Services – 1.1%
Schlumberger Ltd.	53	4,128

Oil & Gas Exploration & Production – 2.3%
Newfield Exploration Co. (A)	109	4,021
Noble Energy, Inc.	130	4,472

		8,493

Oil & Gas Refining & Marketing – 0.5%
Phillips 66	22	1,734

Total Energy – 5.9%		21,479
Financials

Diversified Banks – 1.0%
Northern Trust Corp.	43	3,685

Financial Exchanges & Data – 1.6%
Intercontinental Exchange, Inc.	99	5,917

Investment Banking & Brokerage – 1.1%
Goldman Sachs Group, Inc. (The)	18	4,116

Life & Health Insurance – 1.0%
MetLife, Inc.	67	3,531

Other Diversified Financial Services – 2.2%
JPMorgan Chase & Co.	91	7,995

Regional Banks – 1.7%
PNC Financial Services Group, Inc. (The)	52	6,263

Total Financials – 8.6%		31,507
Health Care

Biotechnology – 2.9%
Biogen, Inc. (A)	13	3,474
Shire Pharmaceuticals Group plc ADR	41	7,143

		10,617

Health Care Services – 1.3%
Laboratory Corp. of America Holdings (A)	33	4,687

Managed Health Care – 2.1%
Anthem, Inc.	21	3,446
UnitedHealth Group, Inc.	25	4,173

		7,619

Pharmaceuticals – 2.5%
Allergan plc	20	4,825
Johnson & Johnson	15	1,810
Teva Pharmaceutical Industries Ltd. ADR	80	2,580

		9,215

Total Health Care – 8.8%		32,138
Industrials

Building Products – 1.6%
Johnson Controls, Inc.	135	5,670

Construction Machinery & Heavy Trucks – 1.4%
Allison Transmission Holdings, Inc.	81	2,937
PACCAR, Inc.	33	2,215

		5,152

Industrial Machinery – 0.3%
Parker Hannifin Corp.	6	932

Railroads – 1.2%
Union Pacific Corp.	42	4,431

Trucking – 0.8%
Knight Transportation, Inc.	97	3,046

Total Industrials – 5.3%		19,231
Information Technology

Application Software – 1.6%
Autodesk, Inc. (A)	70	6,024

Data Processing & Outsourced Services – 1.6%
FleetCor Technologies, Inc. (A)	21	3,154
MasterCard, Inc., Class A	25	2,774

		5,928

IT Consulting & Other Services – 1.2%
Cognizant Technology Solutions Corp., Class A (A)	74	4,390

Semiconductor Equipment – 2.2%
Applied Materials, Inc.	203	7,907

Systems Software – 2.1%
Microsoft Corp.	28	1,837
Symantec Corp.	188	5,769

		7,606

Technology Hardware, Storage & Peripherals – 2.5%
Apple, Inc.	62	8,965

Total Information Technology – 11.2%		40,820
Materials

Commodity Chemicals – 0.8%
Valvoline, Inc.	131	3,206

Specialty Chemicals – 1.4%
PPG Industries, Inc.	48	5,054

Total Materials – 2.2%		8,260
Real Estate

Specialized REITs – 1.3%
Crown Castle International Corp.	51	4,817

Total Real Estate – 1.3%		4,817

TOTAL COMMON STOCKS – 59.0%		$215,730
(Cost: $188,416)

PREFERRED STOCKS
Energy

Integrated Oil & Gas – 0.9%
Hess Corp., Convertible, 8.000%	55	3,272

Total Energy – 0.9%		3,272
Financials

Investment Banking & Brokerage – 0.4%
Morgan Stanley, 5.850%	50	1,292

Other Diversified Financial Services – 0.3%
Citigroup, Inc., 6.300%	48	1,267

Regional Banks – 0.1%
First Republic Bank, Series G, 5.500%	15	371

Total Financials – 0.8%		2,930

Health Care

Managed Health Care – 0.7%
Anthem, Inc., 5.250%	49	2,462

Pharmaceuticals – 2.5%
Allergan plc, Convertible Series A, 5.500%	6	5,439
Teva Pharmaceutical Industries Ltd., Convertible, 7.000%	7	3,750

		9,189

Total Health Care – 3.2%		11,651
Industrials

Environmental & Facilities Services – 0.8%
Stericycle, Inc., 5.250%	40	2,862

Total Industrials – 0.8%		2,862
Materials

Commodity Chemicals – 0.6%
A. Schulman, Inc., Convertible, 6.000%	3	2,358

Total Materials – 0.6%		2,358
Telecommunication Services

Integrated Telecommunication Services – 0.3%
Frontier Communications Corp., Convertible Series A, 11.125%	20	985

Total Telecommunication Services – 0.3%		985

TOTAL PREFERRED STOCKS – 6.6%		$24,058
(Cost: $28,150)

CORPORATE DEBT SECURITIES	Principal
Consumer Discretionary

Apparel, Accessories & Luxury Goods – 0.4%
Under Armour, Inc.,
3.250%, 6–15–26	$1,600	1,461

Broadcasting – 0.0%
Discovery Communications LLC,
3.300%, 5–15–22	200	199

Cable & Satellite – 0.4%
Comcast Corp. (GTD by Comcast Cable Communications and NBCUniversal),
3.150%, 3–1–26	600	590
Pearson Funding Five plc,
3.250%, 5–8–23 (B)	300	284
Viacom, Inc.,
2.750%, 12–15–19	500	504

		1,378

General Merchandise Stores – 0.1%
Dollar General Corp.,
1.875%, 4–15–18	250	250

Homebuilding – 0.1%
Toll Brothers Finance Corp.,
4.375%, 4–15–23	500	506

Housewares & Specialties – 0.2%
Newell Rubbermaid, Inc.,
4.200%, 4–1–26	800	832

Publishing – 0.1%
Thomson Reuters Corp.,
3.350%, 5–15–26	240	234

Total Consumer Discretionary – 1.3%		4,860
Consumer Staples

Brewers – 0.2%
Molson Coors Brewing Co.,
3.000%, 7–15–26	175	167
SABMiller Holdings, Inc.,
2.200%, 8–1–18	500	503

		670

Distillers & Vintners – 0.1%
Beam, Inc.,
1.750%, 6–15–18	250	250

Food Distributors – 0.1%
Campbell Soup Co.,
2.500%, 8–2–22	300	295

Household Products – 0.1%
Church & Dwight Co., Inc.,
2.875%, 10–1–22	250	248

Personal Products – 0.1%
Estee Lauder Co., Inc. (The),
2.350%, 8–15–22	300	296

Tobacco – 0.1%
BAT International Finance plc,
2.750%, 6–15–20 (B)	600	605

Total Consumer Staples – 0.7%		2,364
Energy

Integrated Oil & Gas – 0.5%
Chevron Corp.,
2.954%, 5–16–26	700	692
Hess Corp.,
4.300%, 4–1–27	1,200	1,181

		1,873

Oil & Gas Equipment & Services – 0.1%
Schlumberger Holding Corp.,
2.350%, 12–21–18 (B)	500	503

Oil & Gas Exploration & Production – 0.7%
BP Capital Markets plc (GTD by BP plc):
2.241%, 9–26–18	400	403
2.315%, 2–13–20	500	504
Concho Resources, Inc.,
4.375%, 1–15–25	1,025	1,031
ONEOK Partners L.P.,
3.200%, 9–15–18	500	507

		2,445

Oil & Gas Storage & Transportation – 1.6%
Buckeye Partners L.P.,
2.650%, 11–15–18	400	402
Colorado Interstate Gas Co.,
4.150%, 8–15–26 (B)	800	782
Hornbeck Offshore Services, Inc., Convertible,
1.500%, 9–1–19	2,348	1,526
Kinder Morgan Energy Partners L.P.,
2.650%, 2–1–19	500	505
Plains All American Pipeline L.P. and PAA Finance Corp.,
4.650%, 10–15–25	500	515
Southern Natural Gas Co.,
5.900%, 4–1–17 (B)	1,000	1,000
Williams Partners L.P.,
3.600%, 3–15–22	1,000	1,014

		5,744

Total Energy – 2.9%		10,565
Financials

Asset Management & Custody Banks – 0.3%
Ares Capital Corp.,
4.875%, 11–30–18	1,200	1,245

Consumer Finance – 0.9%
American Express Co.,
4.900%, 12–29–49	800	799
Capital One Bank USA N.A.:
2.150%, 11–21–18	500	501
2.250%, 2–13–19	500	501
General Motors Financial Co., Inc. (GTD by AmeriCredit Financial Services, Inc.),
3.700%, 5–9–23	150	151
Hyundai Capital America,
2.875%, 8–9–18 (B)	250	253
Total System Services, Inc.,
2.375%, 6–1–18	1,100	1,104

		3,309

Diversified Banks – 4.9%
ABN AMRO Bank N.V.,
2.500%, 10–30–18 (B)	800	806
Australia and New Zealand Banking Group Ltd.,
4.400%, 5–19–26 (B)	1,050	1,077
Bank of America Corp.:
2.000%, 1–11–18	400	401
8.000%, 7–29–49	1,552	1,599
Bank of New York Mellon Corp. (The),
2.100%, 1–15–19	500	504
Barclays plc,
5.200%, 5–12–26	700	716
BNP Paribas S.A.,
2.450%, 3–17–19	900	906
Commonwealth Bank of Australia,
2.250%, 3–13–19	700	704
DBS Group Holdings Ltd.,
2.246%, 7–16–19 (B)	1,000	1,003
HSBC Holdings plc,
3.400%, 3–8–21	625	639
ING Bank N.V.,
2.500%, 10–1–19 (B)	1,100	1,106
Mizuho Bank Ltd.,
2.650%, 9–25–19 (B)	1,300	1,309
Skandinaviska Enskilda Banken AB,
2.375%, 3–25–19 (B)	500	503
Societe Generale S.A.:
4.250%, 4–14–25 (B)	500	490
5.922%, 4–29–49 (B)	1,000	1,000
Standard Chartered plc,
2.250%, 4–17–20 (B)	1,400	1,381
Sumitomo Mitsui Banking Corp.,
2.450%, 1–16–20	600	602
U.S. Bancorp,
3.100%, 4–27–26	400	393

Wells Fargo & Co.,
7.980%, 3–29–49	1,600	1,666
Westpac Banking Corp.,
2.250%, 7–30–18	1,000	1,007

		17,812

Investment Banking & Brokerage – 0.9%
BGC Partners, Inc.,
5.375%, 12–9–19	500	526
Credit Suisse Group Funding (Guernsey) Ltd.,
2.750%, 3–26–20	500	501
Goldman Sachs Group, Inc. (The):
2.900%, 7–19–18	450	455
2.625%, 1–31–19	500	506
2.600%, 4–23–20	400	402
Morgan Stanley,
2.650%, 1–27–20	850	858

		3,248

Life & Health Insurance – 0.7%
AIA Group Ltd.,
2.250%, 3–11–19 (B)	800	802
Citizens Financial Group, Inc.,
3.750%, 7–1–24	1,500	1,468
Prudential Financial, Inc.,
8.875%, 6–15–38	245	263

		2,533

Multi-Line Insurance – 0.4%
American International Group, Inc.,
2.300%, 7–16–19	300	301
Aon plc (GTD by Aon Corp.),
2.800%, 3–15–21	500	502
Loews Corp.,
3.750%, 4–1–26	640	655

		1,458

Other Diversified Financial Services – 2.3%
Citigroup, Inc.:
5.800%, 11–29–49	1,400	1,442
5.950%, 12–29–49	1,400	1,458
Fidelity National Financial, Inc.,
6.600%, 5–15–17	300	302
Fidelity National Information Services, Inc.:
2.000%, 4–15–18	250	250
2.850%, 10–15–18	300	304
Fifth Street Finance Corp.,
4.875%, 3–1–19	1,300	1,297
JPMorgan Chase & Co.:
7.900%, 4–29–49	1,100	1,140
5.000%, 12–29–49	750	758
PennantPark Investment Corp.,
4.500%, 10–1–19	1,000	1,008
Total Capital (GTD by Total S.A.),
2.125%, 8–10–18	300	302

		8,261

Property & Casualty Insurance – 0.0%
Berkshire Hathaway Finance Corp. (GTD by Berkshire Hathaway, Inc.),
2.200%, 3–15–21	200	200

Regional Banks – 0.6%
PNC Bank N.A.:
2.200%, 1–28–19	750	755
3.250%, 6–1–25	600	603
SunTrust Banks, Inc.:
2.350%, 11–1–18	500	504
5.625%, 12–29–49	400	418

		2,280

Specialized Finance – 0.3%
Diamond 1 Finance Corp. and Diamond 2 Finance Corp.,
5.450%, 6–15–23 (B)	940	1,014

Total Financials – 11.3%		41,360
Health Care

Biotechnology – 0.4%
Amgen, Inc.:
2.200%, 5–22–19	500	503
2.125%, 5–1–20	1,000	1,000

		1,503

Health Care Distributors – 0.2%
Cardinal Health, Inc.,
2.400%, 11–15–19	700	704

Health Care Equipment – 0.1%
Zimmer Holdings, Inc.,
2.700%, 4–1–20	350	353

Health Care Facilities – 0.4%
Surgery Center Holdings, Inc.,
8.875%, 4–15–21 (B)	1,200	1,269

Health Care Services – 0.2%
Quest Diagnostics, Inc.,
3.450%, 6–1–26	780	768

Health Care Supplies – 0.4%
Shire Acquisitions Investments Ireland Designated Activity Co.,
2.875%, 9–23–23	1,600	1,552

Managed Health Care – 0.2%
Aetna, Inc.,
2.200%, 3–15–19	400	403
UnitedHealth Group, Inc.,
2.700%, 7–15–20	300	306

		709

Pharmaceuticals – 0.5%
AbbVie, Inc.,
3.200%, 5–14–26	490	471
Forest Laboratories, Inc.,
5.000%, 12–15–21 (B)	1,258	1,363

		1,834

Total Health Care – 2.4%		8,692
Industrials

Aerospace & Defense – 0.9%
BAE Systems Holdings, Inc.,
2.850%, 12–15–20 (B)	400	404
Huntington Ingalls Industries, Inc.,
5.000%, 11–15–25 (B)	1,545	1,615
TransDigm, Inc. (GTD by TransDigm Group, Inc.):
6.000%, 7–15–22	470	476
6.375%, 6–15–26	850	850

		3,345

Airlines – 0.1%
Southwest Airlines Co.,
2.650%, 11–5–20	375	379

Railroads – 0.1%
Kansas City Southern de Mexico S.A. de C.V.,
2.350%, 5–15–20	291	288

Security & Alarm Services – 0.0%
Constellis Holdings LLC and Constellis Finance Corp.,
9.750%, 5–15–20 (B)	108	116

Total Industrials – 1.1%		4,128
Information Technology

Data Processing & Outsourced Services – 0.1%
Fiserv, Inc.,
2.700%, 6–1–20	300	303

IT Consulting & Other Services – 0.1%
Keysight Technologies, Inc.,
4.600%, 4–6–27	500	503

Semiconductors – 1.6%
Micron Technology, Inc.,
5.500%, 2–1–25	1,426	1,480
Micron Technology, Inc., Convertible,
3.000%, 11–15–43	3,750	4,202

		5,682

Total Information Technology – 1.8%		6,488
Materials

Construction Materials – 0.5%
Hillman Group, Inc. (The),
6.375%, 7–15–22 (B)	2,060	1,965

Diversified Metals & Mining – 0.2%
Anglo American plc,
4.125%, 4–15–21(B)	500	508

Metal & Glass Containers – 0.3%
BakerCorp International, Inc.,
8.250%, 6–1–19	1,227	1,147

Total Materials – 1.0%		3,620
Real Estate

Specialized REITs – 0.1%
Crown Castle International Corp.:
5.250%, 1–15–23	200	218
3.700%, 6–15–26	300	295

		513

Total Real Estate – 0.1%		513
Telecommunication Services

Integrated Telecommunication Services – 0.6%
AT&T, Inc.:
2.300%, 3–11–19	1,200	1,206
4.125%, 2–17–26	950	963
Verizon Communications, Inc.,
2.946%, 3–15–22 (B)	100	100

		2,269

Wireless Telecommunication Service – 0.6%
American Tower Corp.:
2.250%, 1–15–22	1,200	1,158
4.700%, 3–15–22	195	209
3.375%, 10–15–26	455	433
Virgin Media Finance plc,
4.875%, 2–15–22	200	179

		1,979

Total Telecommunication Services – 1.2%		4,248

Utilities

Electric Utilities – 0.5%

Electricite de France S.A.,
2.150%, 1–22–19 (B)	500	501
Entergy Texas, Inc.,
2.550%, 6–1–21	300	296
Exelon Corp.,
2.450%, 4–15–21	400	395
PPL Energy Supply LLC,
4.600%, 12–15–21	100	85
Southern Co. (The),
2.950%, 7–1–23	700	681

		1,958

Independent Power Producers & Energy Traders – 0.4%
Canadian Solar, Inc., Convertible,
4.250%, 2–15–19	1,500	1,398

Total Utilities – 0.9%		3,356

TOTAL CORPORATE DEBT SECURITIES – 24.7%		$90,194
(Cost: $89,305)

LOANS (C)
Industrials

Industrial Machinery – 0.3%
Dynacast International LLC (ICE LIBOR plus 850 bps),
9.500%, 1–30–23 (D)	1,100	1,097

Total Industrials – 0.3%		1,097

TOTAL LOANS – 0.3%		$1,097
(Cost: $1,082)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Mortgage-Backed Obligations – 1.6%
Federal Home Loan Mortgage Corp. Fixed Rate Participation Certificates:
4.500%, 6–1–44	963	1,039
3.000%, 6–15–45	1,032	1,063
Federal National Mortgage Association Fixed Rate Pass–Through Certificates:
6.000%, 9–1–17	6	6
5.000%, 1–1–18	4	4
5.000%, 5–1–18	4	4
4.500%, 7–1–18	89	91
6.500%, 10–1–28	94	107
6.500%, 2–1–29	43	50
3.500%, 6–25–29	569	596
7.500%, 4–1–31	41	45
7.000%, 7–1–31	55	64
7.000%, 9–1–31	113	129
6.500%, 2–1–32	238	274

7.000%, 2–1–32	143	163
7.000%, 3–1–32	56	66
7.000%, 7–1–32	86	96
5.500%, 5–1–33	49	55
5.500%, 6–1–33	55	62
4.500%, 11–1–43	808	877
3.000%, 10–25–46	1,003	1,025
U.S. Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust 1997-A, Class 3-A,
8.293%, 12–15–26	41	48

		5,864

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 1.6%		$5,864
(Cost: $5,831)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Inflation Protected Obligations – 3.0%
U.S. Treasury Notes:
0.125%, 7–15–26	4,052	3,954
2.125%, 2–15–40	3,595	4,537
1.000%, 2–15–46	2,460	2,498

		10,989

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 3.0%		$10,989
(Cost: $11,324)

SHORT–TERM SECURITIES
Commercial Paper (E) – 0.8%
Kroger Co. (The),
1.150%, 4–3–17	2,978	2,978

Master Note – 0.6%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
1.190%, 4–5–17 (F)	2,246	2,246

Municipal Obligations – 2.5%
The Regents of the Univ of CA, Gen Rev Bonds, Ser AL (BVAL plus 9 bps),
0.890%, 4–7–17 (F)	9,000	9,000

TOTAL SHORT–TERM SECURITIES – 3.9%		$14,224
(Cost: $14,224)

TOTAL INVESTMENT SECURITIES – 99.1%		$362,156
(Cost: $338,332)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.9%		3,202

NET ASSETS – 100.0%		$365,358

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017 the total value of these securities amounted to $21,759 or 6.0% of net assets.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2017. Description of the reference rate and spread are included in the security description.

(D)	Securities whose value was determined using significant unobservable inputs.

(E)	Rate shown is the yield to maturity at March 31, 2017.

(F)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread are included in the security description.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of March 31, 2017.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$215,730	$—	$—
Preferred Stocks	21,700	2,358	—
Corporate Debt Securities	—	90,194	—
Loans	—	—	1,097
United States Government Agency Obligations	—	5,864	—
United States Government Obligations	—	10,989	—
Short-Term Securities	—	14,224	—
Total	$237,430	$123,629	$1,097

During the period ended March 31, 2017, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

BVAL = Bloomberg Valuation Municipal AAA Benchmark

GTD = Guaranteed

ICE = Intercontinental Exchange

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Conduit

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at March 31, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$338,332
Gross unrealized appreciation	39,017
Gross unrealized depreciation	(15,193)
Net unrealized appreciation	$23,824

SCHEDULE OF INVESTMENTS Bond (in thousands)	SEPTEMBER 30, 2016 (UNAUDITED)

PREFERRED STOCKS	Shares	Value
Financials

Investment Banking & Brokerage – 0.6%
Morgan Stanley, 5.850%	100	$2,584

Total Financials – 0.6%		2,584

TOTAL PREFERRED STOCKS – 0.6%		$2,584
(Cost: $2,500)

ASSET-BACKED SECURITIES	Principal
Air Canada Enhanced Equipment Trust, Series 2015-2, Class AA,
3.750%, 12–15–27 (A)	$976	986
American Airlines Class AA Pass Through Certificates, Series 2016-2,
3.200%, 6–15–28	1,000	978
American Airlines, Inc., Class AA Pass Through Certificates, Series 2016-1,
3.575%, 1–15–28	975	972
American Airlines, Inc., Class AA Pass Through Certificates, Series 2017-1,
3.650%, 2–15–29	1,500	1,506
United Airlines Pass–Through Certificates, Series 2016–AA,
3.100%, 7–7–28	1,000	984

TOTAL ASSET-BACKED SECURITIES – 1.3%		$5,426
(Cost: $5,451)

CORPORATE DEBT SECURITIES
Consumer Discretionary

Advertising – 0.2%
Omnicom Group, Inc.,
3.600%, 4–15–26	$1,000	999

Automobile Manufacturers – 0.8%
BMW U.S. Capital LLC,
2.700%, 4–6–22 (A)	3,500	3,503

Cable & Satellite – 2.1%
Charter Communications Operating LLC and Charter Communications Operating Capital Corp.,
5.375%, 5–1–47 (A)	2,500	2,511
Comcast Corp. (GTD by Comcast Cable Communications and NBCUniversal):
3.000%, 2–1–24	3,000	2,998
2.350%, 1–15–27	500	458
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc.,
3.950%, 1–15–25	815	822
Time Warner, Inc. (GTD by Historic TW, Inc.),
2.950%, 7–15–26	1,500	1,397
Viacom, Inc.,
2.250%, 2–4–22	1,000	961

		9,147

Education Services – 0.2%
President and Fellows of Harvard College,
3.150%, 7–15–46	500	462
University of Southern California,
3.028%, 10–1–39	500	451

		913

Footwear – 1.0%
NIKE, Inc.:
2.375%, 11–1–26	1,000	935
3.875%, 11–1–45	3,500	3,374

		4,309

Hotels, Resorts & Cruise Lines – 0.7%
Marriott International, Inc., Series R,
3.125%, 6–15–26	1,000	963
Wyndham Worldwide Corp.,
4.150%, 4–1–24	2,000	2,017

		2,980

Internet & Direct Marketing Retail – 0.1%
Amazon.com, Inc.,
4.800%, 12–5–34	370	410

Movies & Entertainment – 0.3%
Walt Disney Co. (The),
4.125%, 6–1–44	1,000	1,029

Publishing – 0.1%
Thomson Reuters Corp.,
3.350%, 5–15–26	500	487

Total Consumer Discretionary – 5.5%		23,777
Consumer Staples

Brewers – 1.8%
Anheuser–Busch Inbev Finance, Inc. (GTD by AB INBEV/BBR/COB),
3.650%, 2–1–26	2,000	2,022
Heineken N.V.,
3.500%, 1–29–28 (A)	2,000	2,011
Molson Coors Brewing Co.:
2.250%, 3–15–20 (A)	1,000	1,000
3.000%, 7–15–26	2,500	2,377
4.200%, 7–15–46	500	468

		7,878

Drug Retail – 0.1%
CVS Health Corp.:
2.800%, 7–20–20	75	76
2.125%, 6–1–21	450	442

		518

Food Distributors – 0.2%
Sysco Corp.,
3.300%, 7–15–26	1,000	979

Food Retail – 0.6%
Kroger Co. (The),
6.800%, 12–15–18	2,245	2,428

Household Products – 1.4%
Kimberly–Clark Corp.:
2.750%, 2–15–26	1,000	975
3.200%, 7–30–46	3,500	3,069
Procter & Gamble Co. (The),
2.700%, 2–2–26	2,000	1,956

		6,000

Packaged Foods & Meats – 2.8%
General Mills, Inc.:
1.400%, 10–20–17	700	700
3.200%, 2–10–27	1,000	979
Kraft Heinz Foods Co.:
3.000%, 6–1–26	3,000	2,819
4.375%, 6–1–46	1,500	1,402
Mead Johnson Nutrition Co.,
4.125%, 11–15–25	1,000	1,048
Smithfield Foods, Inc.:
3.350%, 2–1–22 (A)	3,000	2,996
4.250%, 2–1–27 (A)	2,000	2,023

		11,967

Soft Drinks – 1.1%
Coca–Cola Co. (The):
1.550%, 9–1–21	1,500	1,465
2.875%, 10–27–25	500	495
2.250%, 9–1–26	1,000	937
PepsiCo, Inc.:
1.700%, 10–6–21	1,000	975
2.850%, 2–24–26	1,000	984

		4,856

Total Consumer Staples – 8.0%		34,626
Energy

Oil & Gas Equipment & Services – 0.5%
Enterprise Products Operating LLC (GTD by Enterprise Products Partners L.P.),
6.500%, 1–31–19	2,000	2,162

Oil & Gas Exploration & Production – 1.2%
BP Capital Markets plc (GTD by BP plc),
1.674%, 2–13–18	500	500
ConocoPhillips Co. (GTD by ConocoPhillips),
4.150%, 11–15–34	850	849
EQT Corp.,
8.125%, 6–1–19	3,494	3,901

		5,250

Oil & Gas Storage & Transportation – 3.1%
Boardwalk Pipelines L.P. (GTD by Boardwalk Pipeline Partners L.P.),
4.450%, 7–15–27	2,000	2,021
Buckeye Partners L.P.,
3.950%, 12–1–26	950	930
Colorado Interstate Gas Co.,
4.150%, 8–15–26 (A)	1,000	977
Energy Transfer Partners L.P.,
4.200%, 4–15–27	2,000	1,976
MPLX L.P.,
4.125%, 3–1–27	1,500	1,492

Plains All American Pipeline L.P. and PAA Finance Corp.:
3.600%, 11–1–24	1,031	998
4.500%, 12–15–26	500	510
Sabine Pass Liquefaction LLC,
4.200%, 3–15–28 (A)	1,500	1,477
Sunoco Logistics Partners Operations L.P. (GTD by Sunoco Logistics Partners L.P.),
4.400%, 4–1–21	500	526
Tennessee Gas Pipeline Co.,
7.000%, 3–15–27	2,000	2,371

		13,278

Total Energy – 4.8%		20,690
Financials

Asset Management & Custody Banks – 1.1%
Ares Capital Corp.,
3.875%, 1–15–20	2,280	2,325
Legg Mason, Inc.,
4.750%, 3–15–26	1,500	1,574
State Street Corp.,
2.650%, 5–19–26	1,000	958

		4,857

Consumer Finance – 3.6%
American Express Credit Corp.:
1.875%, 11–5–18	1,000	1,001
2.200%, 3–3–20	2,000	2,006
Capital One Financial Corp.:
4.200%, 10–29–25	1,500	1,506
3.750%, 7–28–26	1,000	967
Discover Financial Services,
3.950%, 11–6–24	1,500	1,502
Ford Motor Credit Co. LLC,
3.810%, 1–9–24	4,000	4,000
General Motors Financial Co., Inc. (GTD by AmeriCredit Financial Services, Inc.):
3.500%, 7–10–19	800	822
3.200%, 7–6–21	500	502
3.700%, 5–9–23	3,000	3,023

		15,329

Diversified Banks – 12.2%
ABN AMRO Bank N.V.,
2.100%, 1–18–19 (A)	3,000	3,001
Bank of America Corp.:
6.000%, 9–1–17	1,000	1,018
2.503%, 10–21–22	4,000	3,896
3.124%, 1–20–23	2,000	2,008
4.200%, 8–26–24	500	509
3.875%, 8–1–25	2,500	2,544
Bank of Montreal,
2.100%, 12–12–19	500	502
Bank of New York Mellon Corp. (The),
2.200%, 8–16–23	3,000	2,880
Bank of Nova Scotia (The),
1.250%, 4–11–17	1,000	1,000
Barclays plc,
3.684%, 1–10–23	3,000	3,013
BB&T Corp.:
2.050%, 5–10–21	1,000	985
2.750%, 4–1–22	2,000	2,012
Commonwealth Bank of Australia,
2.000%, 9–6–21 (A)	1,500	1,461
Danske Bank A/S,
2.700%, 3–2–22 (A)	3,000	2,988
Fifth Third Bank N.A.,
2.250%, 6–14–21	500	494
Huntington Bancshares, Inc.,
2.300%, 1–14–22	500	487
Lloyds Banking Group plc,
3.000%, 1–11–22	2,000	1,988
Mitsubishi UFJ Financial Group, Inc.,
2.998%, 2–22–22	500	505
Mizuho Financial Group, Inc.,
2.953%, 2–28–22	3,000	3,000
Sumitomo Mitsui Financial Group, Inc.,
2.058%, 7–14–21	1,000	973
Swedbank AB,
2.800%, 3–14–22 (A)	3,000	3,005
U.S. Bancorp,
3.100%, 4–27–26	2,500	2,455
U.S. Bank N.A.,
1.350%, 1–26–18	2,000	1,998
Wells Fargo & Co.:
2.100%, 7–26–21	1,000	980
3.069%, 1–24–23	1,500	1,506
3.000%, 10–23–26	1,000	957
4.400%, 6–14–46	1,500	1,449
4.750%, 12–7–46	500	511
Westpac Banking Corp.:
2.150%, 3–6–20	2,500	2,500
2.000%, 8–19–21	1,000	977
4.322%, 11–23–31 (B)	1,000	1,010

		52,612

Insurance Brokers – 0.5%
Marsh & McLennan Cos., Inc.,
2.750%, 1–30–22	2,000	2,011

Investment Banking & Brokerage – 4.5%
Credit Suisse Group AG,
3.574%, 1–9–23 (A)	2,000	1,996
Credit Suisse Group Funding (Guernsey) Ltd.,
3.125%, 12–10–20	1,500	1,508
Goldman Sachs Group, Inc. (The):
3.000%, 4–26–22	2,000	2,002
4.250%, 10–21–25	500	510
3.750%, 2–25–26	1,000	1,006
3.500%, 11–16–26	2,000	1,958
Goldman Sachs Group, Inc. (The) (3–Month U.S. LIBOR plus 175 bps),
2.789%, 10–28–27 (C)	2,000	2,058
Morgan Stanley:
2.625%, 11–17–21	4,000	3,968
3.875%, 1–27–26	1,000	1,013
3.125%, 7–27–26	2,000	1,911
Morgan Stanley (3–Month U.S. LIBOR plus 140 bps),
2.443%, 10–24–23 (C)	1,500	1,532

		19,462

Life & Health Insurance – 1.9%
MetLife Global Funding I,
1.950%, 9–15–21 (A)	2,000	1,944
New York Life Global Funding,
2.900%, 1–17–24 (A)	5,500	5,514
Principal Life Global Funding II,
3.000%, 4–18–26 (A)	1,000	974

		8,432

Other Diversified Financial Services – 4.6%
Citigroup, Inc.:
2.700%, 3–30–21	3,000	3,003
4.450%, 9–29–27	3,000	3,044
JPMorgan Chase & Co.:
2.000%, 8–15–17	1,000	1,002
2.295%, 8–15–21	3,000	2,969
2.700%, 5–18–23	3,000	2,934
3.625%, 12–1–27	1,500	1,459
4.950%, 6–1–45	1,000	1,053
TIAA Asset Management Finance Co. LLC,
4.125%, 11–1–24 (A)	2,000	2,038
USAA Capital Corp.,
2.450%, 8–1–20 (A)	2,360	2,375

		19,877

Property & Casualty Insurance – 1.2%
Berkshire Hathaway Finance Corp. (GTD by Berkshire Hathaway, Inc.) (3–Month ICE LIBOR plus 32 bps),
1.313%, 1–10–20 (C)	3,500	3,522
Berkshire Hathaway, Inc.,
3.125%, 3–15–26	1,500	1,498

		5,020

Regional Banks – 0.9%
PNC Bank N.A.:
1.700%, 12–7–18	500	500
2.450%, 11–5–20	264	265
3.300%, 10–30–24	1,000	1,013
Sumitomo Mitsui Trust Bank Ltd.,
2.050%, 3–6–19 (A)	2,000	1,997

		3,775

Specialized Finance – 0.9%
Diamond 1 Finance Corp. and Diamond 2 Finance Corp.:
4.420%, 6–15–21 (A)	500	523
5.450%, 6–15–23 (A)	500	539
8.100%, 7–15–36 (A)	500	628
Siemens Financieringsmaatschappij N.V. (3–Month U.S. LIBOR plus 61 bps),
1.716%, 3–16–22 (A)(C)	2,000	2,006

		3,696

Total Financials – 31.4%		135,071
Health Care

Biotechnology – 0.4%
Amgen, Inc.,
1.250%, 5–22–17	1,955	1,955

Health Care Services – 0.3%
Quest Diagnostics, Inc.,
3.450%, 6–1–26	1,500	1,477

Health Care Supplies – 1.4%
Abbott Laboratories,
3.400%, 11–30–23	1,000	1,009
Medtronic Global Holdings SCA,
3.350%, 4–1–27	2,000	2,014
Medtronic, Inc.,
4.375%, 3–15–35	1,752	1,834
Shire Acquisitions Investments Ireland Designated Activity Co.,
2.400%, 9–23–21	1,000	979

		5,836

Pharmaceuticals – 0.6%
AbbVie, Inc.,
4.500%, 5–14–35	1,400	1,397
Perrigo Finance Unlimited Co. (GTD by Perrigo Co. plc),
3.500%, 3–15–21	1,000	1,020

		2,417

Total Health Care – 2.7%		11,685
Industrials

Aerospace & Defense – 1.8%
BAE Systems Finance, Inc.,
7.500%, 7–1–27 (A)	1,522	1,974
BAE Systems Holdings, Inc.,
4.750%, 10–7–44 (A)	1,000	1,043
Boeing Co. (The),
1.650%, 10–30–20	500	494
General Dynamics Corp.,
1.875%, 8–15–23	3,000	2,855
Rockwell Collins, Inc.,
2.800%, 3–15–22	1,500	1,503

		7,869

Air Freight & Logistics – 1.4%
FedEx Corp.:
3.250%, 4–1–26	1,000	991
3.300%, 3–15–27	4,000	3,944
4.750%, 11–15–45	1,000	1,024

		5,959

Airlines – 1.8%
Air Lease Corp.,
3.625%, 4–1–27	3,000	2,915
Aviation Capital Group Corp.,
2.875%, 1–20–22 (A)	3,000	2,979
Norwegian Air Shuttle 2016-1, Class A,
4.875%, 5–10–28 (A)	1,000	1,011
Sydney Airport Finance,
3.625%, 4–28–26 (A)	1,000	995

		7,900

Building Products – 0.5%
WESCO Distribution, Inc. (GTD by WESCO International, Inc.),
5.375%, 12–15–21	1,875	1,945

Environmental & Facilities Services – 0.6%
Republic Services, Inc.,
3.800%, 5–15–18	1,000	1,022
Waste Management, Inc. (GTD by Waste Management Holdings, Inc.):
2.400%, 5–15–23	1,000	982
7.100%, 8–1–26	565	715

		2,719

Industrial Conglomerates – 0.2%
Honeywell International, Inc.,
1.850%, 11–1–21	1,000	980

Industrial Machinery – 0.7%
Parker Hannifin Corp.,
3.250%, 3–1–27 (A)	3,000	2,988

Railroads – 0.3%
Burlington Northern Santa Fe LLC,
3.400%, 9–1–24	1,000	1,028

Total Industrials – 7.3%		31,388
Information Technology

Communications Equipment – 0.1%
L–3 Communications Corp.,
3.850%, 12–15–26	500	507

Data Processing & Outsourced Services – 2.0%
Alliance Data Systems Corp.,
5.250%, 12–1–17 (A)	4,500	4,556
Visa, Inc.:
2.800%, 12–14–22	3,000	3,026
3.150%, 12–14–25	1,000	1,003

		8,585

Electronic Components – 0.6%
Amphenol Corp.,
3.200%, 4–1–24	2,500	2,503

Home Entertainment Software – 0.2%
Activision Blizzard, Inc.,
2.300%, 9–15–21 (A)	1,000	979

Internet Software & Services – 0.7%
Alphabet, Inc.,
3.375%, 2–25–24	2,950	3,079

IT Consulting & Other Services – 0.3%
Keysight Technologies, Inc.,
4.600%, 4–6–27	1,500	1,509

Semiconductors – 0.9%
Broadcom Corp. and Broadcom Cayman Finance Ltd. (GTD by Broadcom Ltd.),
3.625%, 1–15–24 (A)	2,000	2,014

Intel Corp.,
3.100%, 7–29–22	1,000	1,028
Micron Technology, Inc.,
7.500%, 9–15–23 (A)	713	796

		3,838

Systems Software – 1.6%
CA, Inc.,
5.375%, 12–1–19	1,080	1,167
Microsoft Corp.:
2.650%, 11–3–22	2,000	2,017
2.000%, 8–8–23	500	480
2.875%, 2–6–24	3,000	3,019

		6,683

Technology Hardware, Storage & Peripherals – 0.3%
Seagate HDD Cayman (GTD by Seagate Technology plc),
4.250%, 3–1–22 (A)	1,250	1,237

Total Information Technology – 6.7%		28,920
Materials

Specialty Chemicals – 0.3%
Methanex Corp.,
5.250%, 3–1–22	1,404	1,471

Total Materials – 0.3%		1,471
Real Estate

Health Care REITs – 0.3%
Health Care REIT, Inc.,
4.000%, 6–1–25	1,300	1,317

Industrial REITs – 0.4%
AerCap Ireland Capital Ltd. and AerCap Global Aviation Trust,
3.500%, 5–26–22	1,000	1,008
Aircastle Ltd.,
5.500%, 2–15–22	598	641

		1,649

Specialized REITs – 0.8%
Crown Castle International Corp.:
2.250%, 9–1–21	500	486
5.250%, 1–15–23	1,027	1,120
4.000%, 3–1–27	2,000	2,017

		3,623

Total Real Estate – 1.5%		6,589
Telecommunication Services

Integrated Telecommunication Services – 2.2%
AT&T, Inc.:
3.800%, 3–1–24	2,500	2,527
3.400%, 5–15–25	3,500	3,387
5.650%, 2–15–47	1,000	1,049
Telefonos de Mexico S.A.B de C.V. (GTD by America Movil S.A.B. de C.V.),
5.500%, 11–15–19	1,500	1,620
Verizon Communications, Inc.:
2.625%, 8–15–26	500	456
4.812%, 3–15–39 (A)	559	544

		9,583

Wireless Telecommunication Service – 1.3%
American Tower Corp.:
4.400%, 2–15–26	1,000	1,034
3.125%, 1–15–27	2,500	2,340
Crown Castle Towers LLC,
3.663%, 5–15–25 (A)	1,000	1,001
Sprint Spectrum L.P.,
3.360%, 9–20–21 (A)	1,000	1,000

		5,375

Total Telecommunication Services – 3.5%		14,958
Utilities

Electric Utilities – 1.6%
Commonwealth Edison Co.,
3.650%, 6–15–46	500	468
Edison International:
2.125%, 4–15–20	1,000	1,001
2.950%, 3–15–23	2,000	1,997
Kansas City Power & Light Co.,
6.375%, 3–1–18	1,500	1,561
MidAmerican Energy Co.,
3.950%, 8–1–47	1,000	995
Sierra Pacific Power Co.,
2.600%, 5–1–26	1,000	958

		6,980

Multi–Utilities – 2.0%
Dominion Resources, Inc.,
2.750%, 1–15–22	3,000	2,984
Duke Energy Carolinas LLC,
3.750%, 6–1–45	2,000	1,909
Duke Energy Indiana LLC,
3.750%, 5–15–46	1,000	948
NorthWestern Corp.,
6.340%, 4–1–19	2,400	2,601

		8,442

Water Utilities – 0.5%
California Water Service Co.,
5.875%, 5–1–19	2,000	2,135

Total Utilities – 4.1%		17,557

TOTAL CORPORATE DEBT SECURITIES – 75.8%		$326,732
(Cost: $325,979)

MORTGAGE–BACKED SECURITIES
Non-Agency REMIC/CMO – 0.1%
MASTR Adjustable Rate Mortgage Trust 2005-1 (Mortgage spread to 10-year U.S. Treasury index),
3.160%, 3–25–35 (C)	1,202	371
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-1 (Mortgage spread to 3-year U.S. Treasury index),
3.346%, 2–25–34 (C)	156	12
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-3AC (Mortgage spread to 7-year U.S. Treasury index),
3.105%, 3–25–34 (C)	237	8

		391

TOTAL MORTGAGE-BACKED SECURITIES – 0.1%		$391
(Cost: $1,592)

MUNICIPAL BONDS - TAXABLE
Massachusetts – 0.6%
Cmnwlth of MA, Fed Hwy Grant Anticipation Notes (Accelerated Bridge Prog), Ser 2010A,
4.285%, 12–15–18	$2,500	2,619

New York – 1.1%
NYC Indl Dev Agy, Rental Rev Bonds (Yankee Stadium Proj), Ser 2009,
11.000%, 3–1–29 (A)	3,405	4,639

Ohio – 0.4%
OH State Univ, Gen Receipts Bonds (Multiyear Debt Issuance Prog), Ser 2016A,
3.798%, 12–1–46	2,000	1,960

Pennsylvania – 0.2%
Cmnwlth of PA, GO Bonds, Third Ser B of 2010 (Federally Taxable - Build America Bonds),
4.750%, 7–15–22	750	804

TOTAL MUNICIPAL BONDS - TAXABLE – 2.3%		$10,022
(Cost: $8,732)

OTHER GOVERNMENT SECURITIES (D)
Canada – 0.7%
Province de Quebec,
7.140%, 2–27–26	$2,500	3,192

Spain – 0.7%
Telefonica Emisiones S.A.U.,
4.103%, 3–8–27	3,000	3,019

TOTAL OTHER GOVERNMENT SECURITIES – 1.4%		$6,211
(Cost: $5,769)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Agency Obligations – 0.2%
Tennessee Valley Authority,
2.875%, 2–1–27	1,000	1,003

Mortgage–Backed Obligations – 8.9%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Year U.S. Treasury index plus 400 bps),
4.882%, 7–25–44 (A)(C)	2,200	2,262
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 3-year U.S. Treasury index),
4.424%, 12–25–48 (A)(C)	1,000	1,057
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 5-year U.S. Treasury index):
4.342%, 12–25–44 (A)(C)	5,000	5,295
4.256%, 1–25–45 (A)(C)	3,000	3,174
4.596%, 11–25–46 (A)(C)	2,055	2,203
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 6-month U.S. Treasury index),
4.287%, 7–25–48 (A)(C)	2,350	2,377
Federal Home Loan Mortgage Corp. Fixed Rate Participation Certificates:
3.000%, 8–1–28	3,233	3,319
3.500%, 10–1–28	3,684	3,845
3.000%, 1–1–33	657	666
Federal National Mortgage Association Agency REMIC/CMO:
2.717%, 2–25–22	780	795
2.640%, 6–1–22	1,453	1,477
2.390%, 6–1–25	1,272	1,279
5.500%, 11–25–36 (E)	860	174
4.500%, 6–25–40	295	312
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
4.503%, 12–1–19	5,602	5,900
5.500%, 10–1–21	559	584
2.759%, 4–1–22	1,587	1,617
6.000%, 7–1–22	482	517
6.000%, 9–1–22	701	742
2.705%, 4–1–23	656	662
Government National Mortgage Association Agency REMIC/CMO,
0.011%, 6–17–45 (E)	21	—	*

		38,257

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 9.1%		$39,260
(Cost: $39,819)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 1.6%
U.S. Treasury Bonds,
2.500%, 5–15–46	1,000	895
U.S. Treasury Notes,
1.375%, 12–15–19	6,000	5,988

		6,883

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 1.6%		$6,883
(Cost: $6,921)

SHORT-TERM SECURITIES
Commercial Paper (F) – 8.4%
Caterpillar, Inc.,
0.830%, 4–24–17	2,500	2,499
Mondelez International, Inc.,
0.971%, 4–5–17	2,000	2,000
Northern Illinois Gas Co.:
1.140%, 4–11–17	4,000	3,999
1.040%, 4–17–17	10,000	9,994
River Fuel Co. #2, Inc. (GTD by Bank of Nova Scotia),
0.940%, 4–28–17	7,000	6,995
Sysco Corp.,
1.090%, 4–3–17	10,536	10,535

		36,022

Master Note – 0.6%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
1.190%, 4–5–17 (B)	2,686	2,686

Municipal Obligations – 0.8%
NYC Hsng Dev Corp., Multi-Fam Mtg Rev Bonds (Spring Creek Apt I and II), Ser 2006A (GTD by FHLMC) (BVAL plus 14 bps),
0.840%, 4–7–17 (B)	3,300		3,300

United States Government Agency Obligations – 0.0%
Overseas Private Investment Corp. (GTD by U.S. Government) (3-Month U.S. TB Rate),
0.870%, 4–7–17 (B)	—	*	—	*

TOTAL SHORT–TERM SECURITIES – 9.8%			$42,008
(Cost: $42,008)

TOTAL INVESTMENT SECURITIES – 102.0%			$439,517
(Cost: $438,771)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (2.0)%			(8,687)

NET ASSETS – 100.0%			$430,830

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017 the total value of these securities amounted to $92,597 or 21.6% of net assets.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2017. Description of the reference rate and spread, if applicable, are included in the security description.

(D)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.

(E)	Interest-only security. Amount shown as principal represents notional amount for computation of interest.

(F)	Rate shown is the yield to maturity at March 31, 2017.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of March 31, 2017.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Preferred Stocks	$2,584	$—	$—
Asset-Backed Securities	—	5,426	—
Corporate Debt Securities	—	326,732	—
Mortgage-Backed Securities	—	391	—
Municipal Bonds	—	10,022	—
Other Government Securities	—	6,211	—
United States Government Agency Obligations	—	39,260	—
United States Government Obligations	—	6,883	—
Short-Term Securities	—	42,008	—

Total	$2,584	$436,933	$—

During the period ended September 30, 2016, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

REIT = Real Estate Investment Trusts

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at March 31, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$438,771
Gross unrealized appreciation	5,211
Gross unrealized depreciation	(4,465)
Net unrealized appreciation	$746

SCHEDULE OF INVESTMENTS Core Equity (in thousands)	SEPTEMBER 30, 2016 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Auto Parts & Equipment – 2.4%
Magna International, Inc.	241	$10,384

Automotive Retail – 1.7%
O’Reilly Automotive, Inc. (A)	26	7,097

Broadcasting – 1.5%
CBS Corp., Class B	95	6,615

Cable & Satellite – 2.4%
Comcast Corp., Class A	270	10,131

Home Improvement Retail – 2.6%
Home Depot, Inc. (The)	74	10,894

Housewares & Specialties – 2.0%
Newell Rubbermaid, Inc.	184	8,679

Movies & Entertainment – 2.7%
Twenty-First Century Fox, Inc., Class A	350	11,340

Total Consumer Discretionary – 15.3%		65,140
Consumer Staples

Brewers – 2.0%
Molson Coors Brewing Co., Class B	87	8,317

Hypermarkets & Super Centers – 1.2%
Costco Wholesale Corp.	30	5,059

Packaged Foods & Meats – 2.9%
Kraft Foods Group, Inc.	136	12,332

Tobacco – 2.5%
Philip Morris International, Inc.	95	10,733

Total Consumer Staples – 8.6%		36,441
Energy

Oil & Gas Drilling – 1.1%
Helmerich & Payne, Inc.	68	4,553

Oil & Gas Equipment & Services – 2.4%
Halliburton Co.	213	10,492

Oil & Gas Exploration & Production – 5.5%
Anadarko Petroleum Corp.	77	4,774
Cimarex Energy Co.	68	8,153
EOG Resources, Inc.	79	7,726
Pioneer Natural Resources Co.	15	2,794

		23,447

Total Energy – 9.0%		38,492
Financials

Asset Management & Custody Banks – 1.6%
Blackstone Group L.P. (The)	226	6,715

Diversified Banks – 5.5%
Bank of America Corp.	436	10,292
Wells Fargo & Co.	235	13,080

		23,372

Financial Exchanges & Data – 1.9%
CME Group, Inc.	70	8,352

Investment Banking & Brokerage – 4.3%
Charles Schwab Corp. (The)	133	5,408
Morgan Stanley	308	13,173

		18,581

Other Diversified Financial Services – 3.1%
JPMorgan Chase & Co.	149	13,044

Total Financials – 16.4%		70,064
Health Care

Biotechnology – 3.5%
Alexion Pharmaceuticals, Inc. (A)	54	6,594
Shire Pharmaceuticals Group plc ADR	47	8,148

		14,742

Health Care Equipment – 1.6%
Intuitive Surgical, Inc. (A)	9	6,668

Health Care Facilities – 1.7%
HCA Holdings, Inc. (A)	84	7,457

Managed Health Care – 2.9%
Cigna Corp.	42	6,196
UnitedHealth Group, Inc.	38	6,249

		12,445

Pharmaceuticals – 3.0%
Eli Lilly and Co.	76	6,409
Zoetis, Inc.	120	6,394

		12,803

Total Health Care – 12.7%		54,115
Industrials

Aerospace & Defense – 1.6%
Lockheed Martin Corp.	25	6,609

Building Products – 1.0%
Johnson Controls, Inc.	104	4,378

Construction Machinery & Heavy Trucks – 1.5%
PACCAR, Inc.	94	6,337

Railroads – 4.5%
Norfolk Southern Corp.	57	6,338
Union Pacific Corp.	122	12,903

		19,241

Total Industrials – 8.6%		36,565
Information Technology

Application Software – 3.0%
Adobe Systems, Inc. (A)	99	12,818

Data Processing & Outsourced Services – 4.2%
MasterCard, Inc., Class A	79	8,934
Visa, Inc., Class A	100	8,843

		17,777

Internet Software & Services – 7.6%
Alibaba Group Holding Ltd. ADR (A)	67	7,192
Alphabet, Inc., Class A (A)	17	14,328
Facebook, Inc., Class A (A)	76	10,755

		32,275

Semiconductor Equipment – 4.3%
Applied Materials, Inc.	298	11,592
ASML Holding N.V., NY Registry Shares	53	6,972

		18,564

Semiconductors – 4.0%
Analog Devices, Inc.	134	10,973
Texas Instruments, Inc.	76	6,155

		17,128

Technology Hardware, Storage & Peripherals – 3.8%
Apple, Inc.	114	16,305

Total Information Technology – 26.9%		114,867
Materials

Commodity Chemicals – 1.0%
LyondellBasell Industries N.V., Class A	47	4,240

Total Materials – 1.0%		4,240

TOTAL COMMON STOCKS – 98.5%		$419,924
(Cost: $378,408)

SHORT-TERM SECURITIES	Principal
Master Note – 0.2%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
1.190%, 4–5–17 (B)	681	681

TOTAL SHORT-TERM SECURITIES – 0.2%		$681
(Cost: $681)

TOTAL INVESTMENT SECURITIES – 98.7%		$420,605
(Cost: $379,089)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.3%		5,627

NET ASSETS – 100.0%		$426,232

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three–level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three–tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of March 31, 2017.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$419,924	$—	$—
Short-Term Securities	—	681	—
Total	$419,924	$681	$—

During the period ended September 30, 2016, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

REIT = Real Estate Investment Trusts

For Federal income tax purposes, cost of investments owned at March 31, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$379,089
Gross unrealized appreciation	49,320
Gross unrealized depreciation	(7,804)
Net unrealized appreciation	$41,516

SCHEDULE OF INVESTMENTS Dividend Opportunities (in thousands)	MARCH 31, 2017 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Advertising – 1.6%
Omnicom Group, Inc.	92	$7,966

Apparel Retail – 0.5%
Limited Brands, Inc.	52	2,433

Cable & Satellite – 2.7%
Comcast Corp., Class A	371	13,942

Casinos & Gaming – 0.6%
International Game Technology plc	138	3,280

Home Improvement Retail – 2.7%
Home Depot, Inc. (The)	95	13,919

Housewares & Specialties – 1.0%
Newell Rubbermaid, Inc.	112	5,274

Restaurants – 1.1%
McDonalds Corp.	45	5,826

Total Consumer Discretionary – 10.2%		52,640
Consumer Staples

Brewers – 1.3%
Anheuser–Busch InBev S.A. ADR	64	6,981

Drug Retail – 0.9%
CVS Caremark Corp.	57	4,478

Personal Products – 1.4%
Unilever plc (A)	144	7,085

Tobacco – 3.7%
Philip Morris International, Inc.	168	18,923

Total Consumer Staples – 7.3%		37,467
Energy

Integrated Oil & Gas – 6.7%
Chevron Corp.	192	20,572
Suncor Energy, Inc.	453	13,930

		34,502

Oil & Gas Storage & Transportation – 3.9%
Energy Transfer Partners L.P.	158	5,759
Enterprise Products Partners L.P.	528	14,582

		20,341

Total Energy – 10.6%		54,843
Financials

Diversified Banks – 4.2%
Wells Fargo & Co.	389	21,677

Life & Health Insurance – 3.2%
MetLife, Inc.	314	16,605

Multi-Line Insurance – 1.5%
American International Group, Inc.	128	7,969

Other Diversified Financial Services – 4.3%
JPMorgan Chase & Co.	250	21,988

Regional Banks – 1.8%
KeyCorp	529	9,407

Total Financials – 15.0%		77,646
Health Care

Health Care Equipment – 1.4%
Medtronic plc	89	7,143

Pharmaceuticals – 4.7%
Pfizer, Inc.	716	24,505

Total Health Care – 6.1%		31,648
Industrials

Aerospace & Defense – 4.6%
BAE Systems plc (A)	692	5,571
Lockheed Martin Corp.	69	18,397

		23,968

Building Products – 2.6%
Johnson Controls, Inc.	320	13,470

Construction Machinery & Heavy Trucks – 2.8%
PACCAR, Inc.	214	14,398

Electrical Components & Equipment – 1.3%
Eaton Corp.	91	6,748

Industrial Conglomerates – 1.1%
Honeywell International, Inc.	44	5,488

Railroads – 2.3%
Union Pacific Corp.	114	12,031

Total Industrials – 14.7%		76,103
Information Technology

Communications Equipment – 4.7%
Harris Corp.	107	11,917
Nokia Corp., Series A ADR	2,222	12,040

		23,957

Data Processing & Outsourced Services – 1.5%
Paychex, Inc.	134	7,893

Semiconductors – 4.7%
Analog Devices, Inc.	189	15,447
Cypress Semiconductor Corp.	646	8,889

		24,336

Systems Software – 4.9%
Microsoft Corp.	383	25,205

Total Information Technology – 15.8%		81,391
Materials

Diversified Chemicals – 2.7%
Dow Chemical Co. (The)	219	13,900

Industrial Gases – 1.0%
Air Products and Chemicals, Inc.	37	5,016

Paper Packaging – 2.4%
International Paper Co.	248	12,588

Total Materials – 6.1%		31,504
Real Estate

Industrial REITs – 1.8%
ProLogis, Inc.	179	9,281

Specialized REITs – 4.8%
Uniti Group, Inc.	201	5,206
Crown Castle International Corp.	86	8,165
Life Storage, Inc.	138	11,353

		24,724

Total Real Estate – 6.6%		34,005
Utilities

Electric Utilities – 3.4%
Exelon Corp.	490	17,627

Total Utilities – 3.4%		17,627

TOTAL COMMON STOCKS – 95.8%		$494,874
(Cost: $420,521)

SHORT-TERM SECURITIES	Principal
Commercial Paper (B) – 1.1%
Mondelez International, Inc.,
0.971%, 4–5–17	$2,000	2,000
Wisconsin Gas LLC,
0.940%, 4–7–17	4,000	3,999

		5,999

Master Note – 1.1%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
1.190%, 4–5–17 (C)	5,698	5,698

Municipal Obligations – 2.2%
Santa Clara Cnty Fin Auth, Var Rate Rev Bonds, El Camino Hosp, Ser 2009A (GTD by Wells Fargo Bank N.A.) (BVAL plus 18 bps),
0.880%, 4–7–17 (C)	11,251	11,251

TOTAL SHORT-TERM SECURITIES – 4.4%		$22,948
(Cost: $22,948)

TOTAL INVESTMENT SECURITIES – 100.2%		$517,822
(Cost: $443,469)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.2)%		(943)

NET ASSETS – 100.0%		$516,879

Notes to Schedule of Investments

(A)	Listed on an exchange outside the United States.

(B)	Rate shown is the yield to maturity at March 31, 2017.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread are included in the security description.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of March 31, 2017.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$494,874	$—	$—
Short-Term Securities	—	22,948	—
Total	$494,874	$22,948	$—

During the period ended March 31, 2017, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

BVAL = Bloomberg Valuation Municipal AAA Benchmark

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at March 31, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$443,469
Gross unrealized appreciation	77,893
Gross unrealized depreciation	(3,540)
Net unrealized appreciation	$74,353

SCHEDULE OF INVESTMENTS Energy (in thousands)	MARCH 31, 2017 (UNAUDITED)

COMMON STOCKS	Shares	Value
Energy

Integrated Oil & Gas – 3.3%
Chevron Corp.	24	$2,528
Royal Dutch Shell plc, Class A (A)	68	1,780
Suncor Energy, Inc.	55	1,693

		6,001

Oil & Gas Drilling – 4.4%
Nabors Industries Ltd.	253	3,311
Patterson-UTI Energy, Inc.	196	4,747

		8,058

Oil & Gas Equipment & Services – 33.5%
Baker Hughes, Inc.	102	6,123
Core Laboratories N.V.	35	4,037
Forum Energy Technologies, Inc. (B)	279	5,772
Halliburton Co.	167	8,213
Hi–Crush Partners L.P. (B)	103	1,790
Keane Group, Inc. (B)	116	1,665
RPC, Inc.	299	5,474
Schlumberger Ltd.	103	8,025
Superior Energy Services, Inc. (B)	423	6,032
U.S. Silica Holdings, Inc.	189	9,077
Weatherford International Ltd. (B)	688	4,578

		60,786

Oil & Gas Exploration & Production – 46.4%
Anadarko Petroleum Corp.	94	5,841
Cimarex Energy Co.	43	5,174
Concho Resources, Inc. (B)	40	5,185
Continental Resources, Inc. (B)	176	7,989
Devon Energy Corp.	100	4,180
Diamondback Energy, Inc. (B)	45	4,672
EOG Resources, Inc.	73	7,121
Laredo Petroleum Holdings, Inc. (B)	202	2,946
Marathon Oil Corp.	223	3,530
Newfield Exploration Co. (B)	109	4,010
Oasis Petroleum LLC (B)	390	5,560
Parsley Energy, Inc., Class A (B)	219	7,135
Pioneer Natural Resources Co.	37	6,797
RSP Permian, Inc. (B)	137	5,684
Whiting Petroleum Corp. (B)	388	3,670
WPX Energy, Inc. (B)	354	4,735

		84,229

Oil & Gas Refining & Marketing – 2.0%
Marathon Petroleum Corp.	38	1,931
Phillips 66	22	1,730

		3,661

Oil & Gas Storage & Transportation – 7.4%
Enbridge, Inc.	37	1,544
Energy Transfer Partners L.P.	33	1,209
Enterprise Products Partners L.P.	114	3,160
MPLX L.P.	25	901
Phillips 66 Partners L.P.	17	860
Plains GP Holdings L.P., Class A	69	2,146
Tallgrass Energy GP L.P., Class A	124	3,580

		13,400

Total Energy – 97.0%		176,135
Information Technology

Data Processing & Outsourced Services – 1.5%
Wright Express Corp. (B)	27	2,748

Total Information Technology – 1.5%		2,748
Materials

Specialty Chemicals – 1.1%
Flotek Industries, Inc. (B)(C)	44	563
Flotek Industries, Inc. (B)	109	1,392

		1,955

Total Materials – 1.1%		1,955

TOTAL COMMON STOCKS – 99.6%		$180,838
(Cost: $163,687)

SHORT–TERM SECURITIES	Principal
Master Note – 0.4%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
1.190%, 4–5–17 (D)	$762	762

TOTAL SHORT–TERM SECURITIES – 0.4%		$762
(Cost: $762)

TOTAL INVESTMENT SECURITIES – 100.0%		$181,600
(Cost: $164,449)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.0%		69

NET ASSETS – 100.0%		$181,669

Notes to Schedule of Investments

(A)	Listed on an exchange outside the United States.

(B)	No dividends were paid during the preceding 12 months.

(C)	Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017 the total value of these securities amounted to $563 or 0.3% of net assets.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread are included in the security description.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio investments by the fair value hierarchy levels as of March 31, 2017.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$180,838	$—	$—
Short-Term Securities	—	762	—
Total	$180,838	$762	$—

During the period ended March 31, 2017, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

LIBOR = London Interbank Offered Rate

For Federal income tax purposes, cost of investments owned at March 31, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$164,449
Gross unrealized appreciation	24,072
Gross unrealized depreciation	(6,921)
Net unrealized appreciation	$17,151

SCHEDULE OF INVESTMENTS Global Bond (in thousands)	MARCH 31, 2017 (UNAUDITED)

COMMON STOCKS	Shares	Value
Brazil

Utilities – 0.7%
Alupar Investimento S.A.	12	$77
Transmissora Alianca de Energia Eletrica S.A.	10	74

		151

Total Brazil – 0.7%		$151
Chile

Utilities – 0.1%
Aguas Andinas S.A.	34	20

Total Chile – 0.1%		$20
Panama

Financials – 1.0%
Banco Latinoamericano de Comercio Exterior S.A.	8	221

Total Panama – 1.0%		$221
United Kingdom

Energy – 0.6%
Royal Dutch Shell plc, Class A	5	123
Seadrill Partners LLC	4	14

		137

Total United Kingdom – 0.6%		$137
United States

Information Technology – 0.7%
Intel Corp.	4	148

Utilities – 0.6%
PPL Corp.	4	135

Total United States – 1.3%		$283

TOTAL COMMON STOCKS – 3.7%		$812
(Cost: $852)

CORPORATE DEBT SECURITIES	Principal
Argentina

Energy – 0.9%
Pan American Energy LLC
7.875%, 5–7–21	$100	108
YPF Sociedad Anonima
8.875%, 12–19–18 (A)	80	87

		195

Total Argentina – 0.9%		$195
Austria

Consumer Staples – 0.9%
ESAL GmbH (GTD by JBS S.A. and JBS Hungary Holdings Kft.)
6.250%, 2–5–23 (A)	200	200

Total Austria – 0.9%		$200
Bahrain

Financials – 1.1%
HDFC Bank Ltd.
3.000%, 3–6–18	250	252

Total Bahrain – 1.1%		$252
Brazil

Energy – 0.0%
Lancer Finance Co. (SPV) Ltd.
5.850%, 12–12–16 (A)(B)	15	—	*

Financials – 0.0%
Banco Cruzeiro do Sul S.A.
7.000%, 7–8–13 (B)	96	5

Materials – 1.5%
Suzano Trading Ltd.
5.875%, 1–23–21 (A)	200	213
Vale Overseas Ltd.:
4.625%, 9–15–20	50	52
6.250%, 8–10–26	50	54

		319

Total Brazil – 1.5%		$324
British Virgin Islands

Energy – 0.4%
QGOG Atlantic/Alaskan Rigs Ltd.
5.250%, 7–30–18 (A)	83	81

Total British Virgin Islands – 0.4%		$81
Canada

Financials – 0.4%
Bank of Montreal
1.800%, 7–31–18	100	100

Total Canada – 0.4%		$100
Cayman Islands

Telecommunication Services – 0.9%
Sable International Finance Ltd.
6.875%, 8–1–22 (A)	200	211

Total Cayman Islands – 0.9%		$211

Chile

Industrials – 1.9%
Guanay Finance Ltd.
6.000%, 12–15–20 (A)		194	200
LATAM Airlines Group S.A.
7.250%, 6–9–20 (A)		200	211

			411

Materials – 1.7%
Inversiones CMPC S.A. (GTD by Empresas CMPC S.A.):
4.750%, 1–19–18 (A)		175	177
4.375%, 5–15–23 (A)		200	205

			382

Total Chile – 3.6%			$793
China

Information Technology – 2.3%
Alibaba Group Holding Ltd.
1.625%, 11–28–17		500	500

Total China – 2.3%			$500
Columbia

Financials – 0.9%
Banco de Bogota S.A.
5.375%, 2–19–23 (A)		200	208

Utilities – 0.9%
Emgesa S.A. E.S.P.
8.750%, 1–25–21 (C)	COP	302,000	107
Empresas Publicas de Medellin E.S.P.
8.375%, 2–1–21 (C)		274,000	96

			203

Total Columbia – 1.8%			$411
France

Financials – 0.5%
Societe Generale S.A.
5.922%, 4–29–49 (A)		$100	100

Total France – 0.5%			$100
Hong Kong

Telecommunication Services – 0.9%
Hutchison Whampoa Ltd.
1.625%, 10–31–17 (A)		200	200

Total Hong Kong – 0.9%			$200
India

Industrials – 0.9%
Adani Ports and Special Economic Zone Ltd.
3.500%, 7–29–20 (A)		200	201

Materials – 0.9%
Vedanta Resources plc
6.375%, 7–30–22 (A)		200	202

Total India – 1.8%			$403
Indonesia

Financials – 0.9%
Bank Rakyat Indonesia
2.950%, 3–28–18		200	200

Total Indonesia – 0.9%			$200
Ireland

Financials – 1.6%
MTS International Funding Ltd.
5.000%, 5–30–23 (A)		350	362

Total Ireland – 1.6%			$362
Jamaica

Telecommunication Services – 0.8%
Digicel Group Ltd.
6.000%, 4–15–21 (A)		200	182

Total Jamaica – 0.8%			$182
Luxembourg

Financials – 0.9%
OJSC Russian Agricultural Bank
5.100%, 7–25–18 (A)		200	206

Information Technology – 0.9%
BC Luxco 1 S.A.
7.375%, 1–29–20 (A)		200	206

Materials – 0.5%
Steel Capital S.A.
6.700%, 10–25–17		100	102

Total Luxembourg – 2.3%			$514
Mexico

Consumer Staples – 0.9%
Grupo Bimbo S.A.B. de C.V.
4.875%, 6–30–20 (A)		200	213

Financials – 1.6%
Banco Santander S.A.
4.125%, 11–9–22 (A)	150	151
Unifin Financiera S.A.B. de C.V. SOFOM E.N.R.
7.250%, 9–27–23 (A)	200	202

		353

Materials – 3.2%
C5 Capital (SPV) Ltd. (3-Month U.S. LIBOR plus 428 bps)
5.424%, 12–29–49 (A)(D)	150	126
CEMEX S.A.B. de C.V.
6.500%, 12–10–19 (A)	550	580

		706

Total Mexico – 5.7%		$1,272
Netherlands

Consumer Discretionary – 3.2%
Myriad International Holdings B.V.
6.375%, 7–28–17 (A)	500	505
VTR Finance B.V.
6.875%, 1–15–24 (A)	200	208

		713

Energy – 0.9%
Petrobras Global Finance B.V. (GTD by Petroleo Brasileiro S.A.):
4.875%, 3–17–20	125	128
8.375%, 5–23–21	60	68

		196

Materials – 0.8%
Cimpor Financial Operations B.V. (GTD by InterCement Participacoes S.A. and InterCement Brasil S.A.)
5.750%, 7–17–24 (A)	200	176

Telecommunication Services – 0.4%
VimpleCom Holdings B.V.
9.000%, 2–13–18 (A)(C)	RUB5,000	89

Utilities – 0.5%
Majapahit Holding B.V.
7.750%, 1–20–20 (A)	$100	113

Total Netherlands – 5.8%		$1,287
Panama

Financials – 1.4%
Banco Latinoamericano de Comercio Exterior S.A.
3.750%, 4–4–17 (A)	300	300

Total Panama – 1.4%		$300
Peru

Real Estate – 0.5%
InRetail Shopping Malls
5.250%, 10–10–21 (A)	100	102

Total Peru – 0.5%		$102
Qatar

Energy – 0.4%
Ras Laffan Liquefied Natural Gas Co. Ltd. II
5.298%, 9–30–20 (A)	94	99

Total Qatar – 0.4%		$99
Russia

Materials – 0.9%
Uralkali Finance Ltd.
3.723%, 4–30–18 (A)	200	201

Total Russia – 0.9%		$201
Singapore

Consumer Staples – 0.5%
Olam International Ltd.
7.500%, 8–12–20	100	109

Telecommunication Services – 0.9%
TBG Global Pte. Ltd.
4.625%, 4–3–18 (A)	200	201

Total Singapore – 1.4%		$310
South Korea

Financials – 1.1%
Woori Bank
2.625%, 7–20–21 (A)	250	248

Total South Korea – 1.1%		$248
Spain

Financials – 0.9%
Banco Bilbao Vizcaya Argentaria S.A.
9.000%, 5–29–49	200	210

Total Spain – 0.9%		$210

United Arab Emirates

Financials – 1.5%
ICICI Bank Ltd.
3.500%, 3–18–20 (A)	325	330

Total United Arab Emirates – 1.5%		$330
United Kingdom

Consumer Staples – 2.6%
BAT International Finance plc
1.850%, 6–15–18 (A)	375	375
Imperial Tobacco Finance plc
3.750%, 7–21–22 (A)	200	205

		580

Financials – 4.6%
Barclays plc
8.250%, 12–29–49	200	210
HSBC Holdings plc
5.625%, 12–29–49	200	200
Industrial and Commercial Bank of China Ltd.
2.250%, 12–21–18	200	200
State Bank of India:
3.250%, 4–18–18 (A)	200	203
3.622%, 4–17–19 (A)	200	204

		1,017

Total United Kingdom – 7.2%		$1,597
United States

Consumer Staples – 4.3%
Anheuser–Busch InBev S.A./N.V.
2.650%, 2–1–21	500	504
Bunge Ltd. Finance Corp.
3.500%, 11–24–20	250	256
SABMiller Holdings, Inc.
2.200%, 8–1–18	200	201

		961

Energy – 0.7%
PBF Holding Co. LLC and PBF Finance Corp.
8.250%, 2–15–20	150	153

Financials – 2.5%
Citigroup, Inc.
8.400%, 4–29–49	75	80
Diamond 1 Finance Corp. and Diamond 2 Finance Corp.
3.480%, 6–1–19 (A)	50	51
General Motors Financial Co., Inc. (GTD by AmeriCredit Financial Services, Inc.)
3.000%, 9–25–17	100	101
Hyundai Capital America
2.000%, 3–19–18 (A)	200	200
Wells Fargo & Co.
7.980%, 3–29–49	125	130

		562

Health Care – 0.8%
Fresenius U.S. Finance II, Inc.:
4.250%, 2–1–21 (A)	100	104
4.500%, 1–15–23 (A)	75	77

		181

Industrials – 0.7%
BAE Systems Holdings, Inc.
2.850%, 12–15–20 (A)	75	76
TransDigm, Inc. (GTD by TransDigm Group, Inc.)
6.000%, 7–15–22	82	83

		159

Information Technology – 1.6%
Alliance Data Systems Corp.
5.250%, 12–1–17 (A)	250	253
Micron Technology, Inc.
5.875%, 2–15–22	100	105

		358

Materials – 0.7%
BakerCorp International, Inc.
8.250%, 6–1–19	50	47
Hillman Group, Inc. (The)
6.375%, 7–15–22 (A)	110	105

		152

Real Estate – 1.1%
Aircastle Ltd.
4.625%, 12–15–18	235	243

Telecommunication Services – 2.9%
American Tower Corp.
3.400%, 2–15–19	170	174
T-Mobile USA, Inc.
6.000%, 3–1–23	230	245
Verizon Communications, Inc.
2.625%, 2–21–20	214	217

		636

Utilities – 1.2%
Sempra Energy
2.850%, 11–15–20	250	253

Total United States – 16.5%		$3,658
Venezuela

Financials – 1.1%
Corporacion Andina de Fomento
1.500%, 8–8–17	250	250

Total Venezuela – 1.1%		$250

TOTAL CORPORATE DEBT SECURITIES – 67.0%		$14,892
(Cost: $15,013)

OTHER GOVERNMENT SECURITIES(E)
Argentina – 0.5%
Republic of Argentina
5.625%, 1–26–22 (A)	100	102

Brazil – 1.0%
Federative Republic of Brazil
4.875%, 1–22–21	200	211

Russia – 0.9%
Russian Federation
3.500%, 1–16–19 (A)	200	205

Saudi Arabia – 1.1%
Saudi Arabia Government Bond
2.375%, 10–26–21 (A)	250	246

TOTAL OTHER GOVERNMENT SECURITIES – 3.5%		$764
(Cost: $758)

LOANS (D)
United States

Industrials – 1.1%
TransDigm, Inc. (ICE LIBOR plus 300 bps):
3.982%, 2–28–20	43	43
4.147%, 2–28–20	195	195

		238

Information Technology – 0.2%
Magic Newco LLC (ICE LIBOR plus 400 bps)
5.000%, 12–12–18	49	49

Materials – 0.3%
BakerCorp International, Inc. (ICE LIBOR plus 300 bps)
4.250%, 2–7–20	73	70

Total United States – 1.6%		$357
		357

TOTAL LOANS – 1.6%		$357
(Cost: $359)

UNITED STATES GOVERNMENT OBLIGATIONS
United States – 18.5%
U.S. Treasury Bonds
2.250%, 11–15–25	450	446
U.S. Treasury Notes:
0.625%, 8–31–17	600	599
0.750%, 12–31–17	1,250	1,248
1.125%, 1–15–19	1,000	998
1.250%, 10–31–21	200	194
1.750%, 11–30–21	300	298
1.750%, 5–15–22	145	144
1.500%, 8–15–26	200	185

		4,112

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 18.5%		$4,112
(Cost: $4,144)

SHORT-TERM SECURITIES
Master Note – 5.5%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps)
1.190%, 4–5–17 (F)	1,230	1,230

TOTAL SHORT-TERM SECURITIES – 5.5%		$1,230
(Cost: $1,230)

TOTAL INVESTMENT SECURITIES – 99.8%		$22,167
(Cost: $22,356)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.2%		53

NET ASSETS – 100.0%		$22,220

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017 the total value of these securities amounted to $9,702 or 43.7% of net assets.

(B)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(C)	Principal amounts are denominated in the indicated foreign currency, where applicable (COP – Columbian Peso and RUB – Russian Ruble).

(D)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2017. Description of the reference rate and spread, if applicable, are included in the security description.

(E)	Other Government Securities may include emerging markets sovereign, quasi–sovereign, corporate and supranational agency and organization debt securities.

(F)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

The	following forward foreign currency contracts were outstanding at March 31, 2017:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
British Pound	101	U.S. Dollar	125	4-21-17	Barclays Capital, Inc.	$—	$2

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of March 31, 2017. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$812	$—	$—
Corporate Debt Securities	—	14,892	—
Other Government Securities	—	764	—
Loans	—	357	—
United States Government Obligations	—	4,112	—
Short-Term Securities	—	1,230	—
Total	$812	$21,355	$—
Liabilities
Forward Foreign Currency Contracts	$—	$2	$—

During the period ended March 31, 2017, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

GTD = Guaranteed

ICE = Intercontinental Exchange

LIBOR = London Interbank Offered Rate

For Federal income tax purposes, cost of investments owned at March 31, 2017 and the related unrealized appreciation (depreciation) were as follows:
Cost	$22,356
Gross unrealized appreciation	397
Gross unrealized depreciation	(586)
Net unrealized depreciation	$(189)

SCHEDULE OF INVESTMENTS Global Growth (in thousands)	MARCH 31, 2017 (UNAUDITED)

COMMON STOCKS	Shares	Value
Brazil

Information Technology – 1.8%
MercadoLibre, Inc.	36	$7,569

Total Brazil – 1.8%		$7,569
Canada

Energy – 0.9%
Seven Generations Energy Ltd., Class A (A)	214	3,914

Total Canada – 0.9%		$3,914
China

Information Technology – 6.5%
Alibaba Group Holding Ltd. ADR (A)	151	16,283
Tencent Holdings Ltd.	392	11,233

		27,516

Total China – 6.5%		$27,516
France

Consumer Staples – 1.0%
Pernod Ricard S.A.	38	4,529

Energy – 1.5%
Total S.A. ADR	124	6,227

Financials – 1.1%
Axa S.A.	176	4,560

Industrials – 3.4%
European Aeronautic Defence and Space Co.	188	14,303

Total France – 7.0%		$29,619
Germany

Consumer Discretionary – 2.8%
Continental AG	19	4,139
ProSiebenSat. 1 Media SE	175	7,765

		11,904

Health Care – 2.1%
Fresenius SE & Co. KGaA	108	8,671

Industrials – 2.4%
Siemens AG	74	10,087

Total Germany – 7.3%		$30,662
Japan

Consumer Discretionary – 1.8%
Isuzu Motors Ltd.	563	7,443

Financials – 1.4%
Dai-ichi Mutual Life Insurance Co. (The)	334	5,991

Industrials – 1.4%
Dakin Industries Ltd.	57	5,737

Information Technology – 1.2%
Yahoo Japan Corp.	1,138	5,254

Total Japan – 5.8%		$24,425
Mexico

Consumer Staples – 1.0%
Wal-Mart de Mexico S.A.B. de C.V.	1,732	3,996

Total Mexico – 1.0%		$3,996
Netherlands

Industrials – 1.2%
Koninklijke Philips Electronics N.V., Ordinary Shares	154	4,964

Information Technology – 1.9%
ASML Holding N.V., NY Registry Shares	62	8,206

Total Netherlands – 3.1%		$13,170
South Korea

Information Technology – 1.5%
Samsung Electronics Co. Ltd.	3	6,410

Total South Korea – 1.5%		$6,410
Switzerland

Industrials – 1.7%
Adecco S.A.	101	7,156

Total Switzerland – 1.7%		$7,156
United Kingdom

Consumer Discretionary – 1.1%
Compass Group plc	250	4,719

Consumer Staples – 2.3%
British American Tobacco plc	76	5,078
Coca-Cola European Partners plc	127	4,776

		9,854

Financials – 2.7%
Prudential plc	533	11,249

Health Care – 1.6%
Smith & Nephew plc	449	6,838

Total United Kingdom – 7.7%		$32,660

United States

Consumer Discretionary – 8.4%
Amazon.com, Inc. (A)	14	12,496
Home Depot, Inc. (The)	63	9,249
Marriott International, Inc., Class A	93	8,783
O’Reilly Automotive, Inc. (A)	19	5,162

		35,690

Consumer Staples – 3.7%
Kraft Foods Group, Inc.	77	6,990
Philip Morris International, Inc.	76	8,633

		15,623

Energy – 6.5%
EOG Resources, Inc.	89	8,713
Halliburton Co.	240	11,798
Schlumberger Ltd.	91	7,090

		27,601

Financials – 7.2%
CME Group, Inc.	36	4,242
Discover Financial Services	124	8,447
Goldman Sachs Group, Inc. (The)	20	4,707
MetLife, Inc.	109	5,745
Wells Fargo & Co.	132	7,338

		30,479

Health Care – 8.7%
Allergan plc	32	7,739
Celgene Corp. (A)	63	7,786
HCA Holdings, Inc. (A)	108	9,579
Incyte Corp. (A)	34	4,591
Thermo Fisher Scientific, Inc.	46	7,027

		36,722

Industrials – 4.3%
J.B. Hunt Transport Services, Inc.	111	10,203
Johnson Controls, Inc.	194	8,165

		18,368

Information Technology – 13.9%
Alphabet, Inc., Class C (A)	12	9,956
Facebook, Inc., Class A (A)	120	17,040
MasterCard, Inc., Class A	138	15,509
Microsoft Corp.	66	4,373
Visa, Inc., Class A	132	11,752

		58,630

Total United States – 52.7%		$223,113

TOTAL COMMON STOCKS – 97.0%		$410,210
(Cost: $355,353)

SHORT-TERM SECURITIES	Principal
Commercial Paper (B) – 1.8%
Ecolab, Inc.
1.170%, 4–17–17	$5,000	4,997
Northern Illinois Gas Co.
0.990%, 4–10–17	3,000	2,999

		7,996

Master Note – 0.9%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps)
1.190%, 4–5–17 (C)	3,634	3,634

TOTAL SHORT-TERM SECURITIES – 2.7%		$11,630
(Cost: $11,631)

TOTAL INVESTMENT SECURITIES – 99.7%		$421,840
(Cost: $366,984)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.3%		1,220

NET ASSETS – 100.0%		$423,060

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at March 31, 2017.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of March 31, 2017:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$410,210	$—	$—
Short-Term Securities	—	11,630	—
Total	$410,210	$11,630	$—

During the period ended March 31, 2017, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

LIBOR = London Interbank Offered Rate

For Federal income tax purposes, cost of investments owned at March 31, 2017 and the related unrealized appreciation (depreciation) were as follows:
Cost	$366,984
Gross unrealized appreciation	58,056
Gross unrealized depreciation	(3,200)
Net unrealized appreciation	$54,856

SCHEDULE OF INVESTMENTS Government Money Market (in thousands)	MARCH 31, 2017 (UNAUDITED)

CORPORATE OBLIGATIONS	Principal	Value
Master Note
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
1.190%, 4–5–17 (A)	$1,968	$1,968

Total Master Note – 0.5%		1,968

TOTAL CORPORATE OBLIGATIONS – 0.5%		$1,968
(Cost: $1,968)

MUNICIPAL OBLIGATIONS
California – 1.3%
CA Statewide Cmnty Dev Auth, Multifam Hsng Rev Bonds (Wyndover Apts), Ser 2004 LL (GTD by FNMA) (BVAL plus 10 bps),
0.850%, 4–7–17 (A)	3,000	3,000
San Diego, CA, Hsng Auth, Var Rate Demand Multi-Fam Hsng Rev Rfdg Bonds (Hillside Garden Apt), Ser 2004C (GTD by FNMA) (BVAL plus 13 bps),
0.830%, 4–7–17 (A)	2,480	2,480

		5,480

Florida – 0.8%
Volusia Cnty, FL, Hsng Fin Auth, Multi-Fam Hsng Rev Rfdg Bonds (Fisherman’s Landing Apt), Ser 2002 (GTD by FNMA) (BVAL plus 20 bps),
0.900%, 4–7–17 (A)	3,215	3,215

Minnesota – 0.3%
Minneapolis, MN, Hsng Dev, Rfdg Rev Bonds (One Ten Grant Proj), Ser 1989 (GTD by FNMA) (BVAL plus 8 bps),
0.900%, 4–7–17 (A)	1,000	1,000

New York – 6.1%
NY State Hsng Fin Agy, Related 42nd and 10th HsngRev Bonds, Ser 2010A (GTD by FHLMC) (BVAL plus 14 bps),
0.840%, 4–7–17 (A)	7,500	7,500
NY State Hsng Fin Agy, Related 42nd and 10th HsngRev Bonds, Ser 2008A (GTD by FHLMC) (BVAL plus 14 bps),
0.840%, 4–7–17 (A)	5,500	5,500
NYC Hsng Dev Corp., Multi-Fam Mtg Rev Bonds (Markham Gardens Apt), Ser 2006A (GTD by FHLMC) (BVAL plus 14 bps),
0.840%, 4–7–17 (A)	2,800	2,800
NYC Hsng Dev Corp., Multi-Fam Mtg Rev Bonds (Spring Creek Apt I and II), Ser 2006A (GTD by FHLMC) (BVAL plus 14 bps),
0.840%, 4–7–17 (A)	9,600	9,600

		25,400

Rhode Island – 0.4%
RI Hsng and Mtg Fin Corp., Multi-Fam Mtg Rev Bonds (The Groves at Johnson Proj), Ser 2006 (GTD by FHLMC) (BVAL plus 14 bps),
0.840%, 4–7–17 (A)	1,700	1,700

TOTAL MUNICIPAL OBLIGATIONS – 8.9%		$36,795
(Cost: $36,795)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
Treasury Bills – 12.2%
U.S. Treasury Bills:
0.460%, 4–13–17	17,100	17,097
0.740%, 4–27–17	10,000	9,995
0.520%, 5–11–17	2,000	1,999
0.750%, 6–22–17	9,000	8,984
0.770%, 6–29–17	5,000	4,990
0.810%, 9–7–17	7,500	7,473

		50,538

Treasury Notes – 7.9%
U.S. Treasury Notes (3-Month USTMMR plus 16.8 bps),
0.950%, 4–3–17 (A)	8,000	7,993
U.S. Treasury Notes (3-Month USTMMR plus 17 bps),
0.950%, 4–3–17 (A)	8,000	8,000
U.S. Treasury Notes (3-Month USTMMR plus 17.4 bps),
0.960%, 4–3–17 (A)	16,700	16,699

		32,692

United States Government Agency Obligations – 70.4%
Federal Home Loan Bank:
0.450%, 4–3–17	5,385	5,385
0.540%, 4–20–17	18,600	18,594
0.640%, 5–23–17	7,700	7,693
0.690%, 7–26–17	14,500	14,500
0.750%, 8–23–17	5,500	5,500
Overseas Private Investment Corp. (GTD by U.S. Government) (3-Month U.S. TB Rate):
0.820%, 4–7–17 (A)	59,248	59,249
0.870%, 4–7–17 (A)	86,189	86,189
0.880%, 4–7–17 (A)	35,259	35,259
0.900%, 4–7–17 (A)	58,766	58,766

		291,135

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS – 90.5%		$374,365
(Cost: $374,365)

TOTAL INVESTMENT SECURITIES – 99.9%		$413,128
(Cost: $413,128)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%		538

NET ASSETS – 100.0%		$413,666

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of March 31, 2017:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Obligations	$—	$1,968	$—
Municipal Obligations	—	36,795	—
United States Government and Government Agency Obligations	—	374,365	—
Total	$—	$413,128	$—

During the period ended March 31, 2017, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

BVAL = Bloomberg Valuation Municipal AAA Benchmark

FHLMC = Federal Home Loan Mortgage Corp.

FNMA = Federal National Mortgage Association

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

TB = Treasury Bill

USTMMR = U.S. Treasury 3-Month Bill Money Market Yield

For Federal income tax purposes, cost of investments owned at March 31, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$413,128
Gross unrealized appreciation	—
Gross unrealized depreciation	—
Net unrealized appreciation	$—

SCHEDULE OF INVESTMENTS Growth (in thousands)	MARCH 31, 2017 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Automotive Retail – 2.6%
O’Reilly Automotive, Inc. (A)	84	$22,667

Cable & Satellite – 2.2%
Comcast Corp., Class A	501	18,840

Casinos & Gaming – 0.7%
MGM Resorts International	224	6,135

Footwear – 0.4%
NIKE, Inc., Class B	65	3,639

Home Improvement Retail – 4.1%
Home Depot, Inc. (The)	241	35,371

Internet & Direct Marketing Retail – 5.5%
Amazon.com, Inc. (A)	33	29,382
priceline.com, Inc. (A)	11	18,868

		48,250

Restaurants – 0.4%
Starbucks Corp.	61	3,585

Specialty Stores – 0.6%
Ulta Salon, Cosmetics & Fragrance, Inc. (A)	19	5,334

Total Consumer Discretionary – 16.5%		143,821
Consumer Staples

Tobacco – 3.1%
Philip Morris International, Inc.	242	27,356

Total Consumer Staples – 3.1%		27,356
Energy

Oil & Gas Equipment & Services – 2.6%
Halliburton Co.	464	22,837

Oil & Gas Exploration & Production – 3.0%
EOG Resources, Inc.	268	26,173

Total Energy – 5.6%		49,010
Financials

Financial Exchanges & Data – 3.9%
CME Group, Inc.	220	26,124
S&P Global, Inc.	60	7,799

		33,923

Investment Banking & Brokerage – 6.1%
Charles Schwab Corp. (The)	504	20,552
Goldman Sachs Group, Inc. (The)	140	32,222

		52,774

Total Financials – 10.0%		86,697
Health Care

Biotechnology – 7.1%
Alexion Pharmaceuticals, Inc. (A)	35	4,183
Biogen, Inc. (A)	22	5,988
Celgene Corp. (A)	274	34,094
Shire Pharmaceuticals Group plc ADR	71	12,422
Vertex Pharmaceuticals, Inc. (A)	46	5,075

		61,762

Health Care Equipment – 4.2%
Danaher Corp.	169	14,421
DexCom, Inc. (A)	138	11,710
Edwards Lifesciences Corp. (A)	117	10,976

		37,107

Pharmaceuticals – 2.2%
Allergan plc	58	13,813
Bristol-Myers Squibb Co.	94	5,128

		18,941

Total Health Care – 13.5%		117,810
Industrials

Aerospace & Defense – 3.4%
Lockheed Martin Corp.	95	25,315
Northrop Grumman Corp.	17	4,019

		29,334

Construction Machinery & Heavy Trucks – 0.5%
Caterpillar, Inc.	45	4,165

Electrical Components & Equipment – 0.5%
Rockwell Automation, Inc.	29	4,469

Industrial Machinery – 1.0%
Nordson Corp.	36	4,447
Parker Hannifin Corp.	28	4,489

		8,936

Railroads – 3.5%
Canadian Pacific Railway Ltd.	82	12,092
Union Pacific Corp.	177	18,758

		30,850

Total Industrials – 8.9%		77,754
Information Technology

Application Software – 4.4%
Adobe Systems, Inc. (A)	182	23,684
salesforce.com, Inc. (A)	173	14,287

		37,971

Data Processing & Outsourced Services – 9.1%
FleetCor Technologies, Inc.(A)	43	6,451
MasterCard, Inc., Class A	343	38,521
Visa, Inc., Class A	319	28,332
Wright Express Corp. (A)	58	5,961

		79,265

Home Entertainment Software – 1.8%
Electronic Arts, Inc. (A)	178	15,899

Internet Software & Services – 9.4%
Alphabet, Inc., Class A (A)	34	28,791
Alphabet, Inc., Class C (A)	23	19,369
Facebook, Inc., Class A (A)	241	34,163

		82,323

Semiconductor Equipment – 5.5%
Applied Materials, Inc.	281	10,942
Lam Research Corp.	289	37,131

		48,073

Semiconductors – 3.5%
Microchip Technology, Inc.	414	30,552

Systems Software – 4.4%
Microsoft Corp.	580	38,205

Technology Hardware, Storage & Peripherals – 3.7%
Apple, Inc.	227	32,581

Total Information Technology – 41.8%		364,869

TOTAL COMMON STOCKS – 99.4%		$867,317
(Cost: $659,171)

SHORT-TERM SECURITIES	Principal
Master Note – 0.6%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
1.190%, 4–5–17 (B)	$5,364	5,364

TOTAL SHORT-TERM SECURITIES – 0.6%		$5,364
(Cost: $5,364)

TOTAL INVESTMENT SECURITIES – 100.0%		$872,681
(Cost: $664,535)

LIABILITIES, NET OF CASH AND OTHER ASSETS – 0.0%		(155)

NET ASSETS – 100.0%		$872,526

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of March 31, 2017:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$867,317	$—	$—
Short-Term Securities	—	5,364	—
Total	$867,317	$5,364	$—

During the period ended March 31, 2017, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

LIBOR = London Interbank Offered Rate

For Federal income tax purposes, cost of investments owned at March 31, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$664,535
Gross unrealized appreciation	223,189
Gross unrealized depreciation	(15,043)
Net unrealized appreciation	$208,146

SCHEDULE OF INVESTMENTS High Income (in thousands)	SEPTEMBER 30, 2016 (UNAUDITED)

COMMON STOCKS	Shares		Value
Consumer Discretionary

Cable & Satellite – 0.2%
Altice N.V., Class A (A)(B)	78		$1,755

Casinos & Gaming – 0.0%
New Cotai Participation Corp., Class B (A)(C)	—	*	53

Total Consumer Discretionary – 0.2%			1,808
Energy

Oil & Gas Equipment & Services – 0.1%
Key Energy Services, Inc. (A)	10		236
Larchmont Resources LLC (A)(B)(D)(E)	1		395

			631

Oil & Gas Exploration & Production – 0.1%
Midstates Petroleum Co., Inc. (A)	64		1,177
Sabine Oil & Gas Corp. (A)(D)	—	*	9

			1,186

Total Energy – 0.2%			1,817

TOTAL COMMON STOCKS – 0.4%			$3,625
(Cost: $3,118)

PREFERRED STOCKS
Consumer Staples

Agricultural Products – 0.2%
Pinnacle Agriculture Enterprises LLC (A)(C)(D)	4,583		2,083

Total Consumer Staples – 0.2%			2,083
Telecommunication Services

Integrated Telecommunication Services – 0.2%
Frontier Communications Corp., Convertible Series A, 11.125%	28		1,357

Total Telecommunication Services – 0.2%			1,357

TOTAL PREFERRED STOCKS – 0.4%			$3,440
(Cost: $4,447)

WARRANTS
Agricultural Products – 0.0%
ASG Consolidated LLC, expires 5–15–18 (C)(F)	1		—

Coal & Consumable Fuels – 0.0%
Foresight Energy L.P., expires 10–3–27 (F)	4		297

Oil & Gas Exploration & Production – 0.0%
Sabine Oil & Gas Corp., expires 12–29–29 (D)(F)	—	*	1
Sabine Oil & Gas Corp., expires 12–29–29 (D)(F)	1		4

			5

TOTAL WARRANTS – 0.0%			$302
(Cost: $79)

CORPORATE DEBT SECURITIES	Principal
Consumer Discretionary

Advertising – 0.6%
Acosta, Inc.,
7.750%, 10–1–22 (G)	$4,985		4,232
Lamar Media Corp.,
5.375%, 1–15–24	959		990
Outfront Media Capital LLC and Outfront Media Capital Corp.,
5.625%, 2–15–24	573		599

			5,821

Apparel Retail – 0.9%
Hot Topic, Inc.,
9.250%, 6–15–21 (G)	7,252		7,035
HT Intermediate Holdings Corp. (12.000% Cash or 12.750% PIK),
12.000%, 5–15–19 (G)(H)	1,527		1,519

			8,554

Automotive Retail – 0.5%
Allison Transmission, Inc.,
5.000%, 10–1–24 (G)	691		698
Group 1 Automotive, Inc.,
5.000%, 6–1–22	855		861
Penske Automotive Group, Inc.,
5.500%, 5–15–26	474		465
Sonic Automotive, Inc.,
5.000%, 5–15–23	3,098		3,011

			5,035

Broadcasting – 1.4%
Clear Channel Outdoor Holdings, Inc.,
6.500%, 11–15–22	6,185	6,392
Clear Channel Worldwide Holdings, Inc., Series A,
7.625%, 3–15–20	101	100
Clear Channel Worldwide Holdings, Inc., Series B,
7.625%, 3–15–20	5,130	5,175
Cumulus Media, Inc.,
7.750%, 5–1–19	4,115	1,419
iHeartCommunications, Inc. (GTD by iHeartMedia Capital I LLC),
10.625%, 3–15–23	1,094	848

		13,934

Cable & Satellite – 8.8%
Altice Financing S.A.:
6.625%, 2–15–23 (G)	1,725	1,794
7.500%, 5–15–26 (G)	3,224	3,425
Altice S.A.:
7.250%, 5–15–22 (G)(I)	EUR256	289
7.750%, 5–15–22 (G)	$13,465	14,290
6.250%, 2–15–25 (G)(I)	EUR354	402
7.625%, 2–15–25 (G)	$1,969	2,081
Altice U.S. Finance I Corp.,
5.500%, 5–15–26 (G)	1,927	1,980
Block Communications, Inc.,
6.875%, 2–15–25 (G)	609	646
Cablevision Systems Corp.,
5.875%, 9–15–22	2,098	2,116
CCO Holdings LLC and CCO Holdings Capital Corp.,
5.500%, 5–1–26 (G)	94	97
Columbus International, Inc.,
7.375%, 3–30–21 (G)	517	554
DISH DBS Corp.:
6.750%, 6–1–21	1,936	2,090
5.875%, 7–15–22	910	956
5.000%, 3–15–23	418	420
5.875%, 11–15–24	454	477
7.750%, 7–1–26	1,432	1,665
Neptune Finco Corp.:
10.125%, 1–15–23 (G)	4,123	4,783
6.625%, 10–15–25 (G)	788	857
10.875%, 10–15–25 (G)	3,146	3,783
Numericable – SFR S.A.,
7.375%, 5–1–26 (G)	9,297	9,576
Sirius XM Radio, Inc.:
4.625%, 5–15–23 (G)	6,436	6,581
6.000%, 7–15–24 (G)	8,000	8,580
VTR Finance B.V.,
6.875%, 1–15–24 (G)	8,235	8,564
WaveDivision Escrow LLC and WaveDivision Escrow Corp.,
8.125%, 9–1–20 (G)	8,549	8,805

		84,811

Casinos & Gaming – 1.6%
Gateway Casinos & Entertainment Ltd.,
8.250%, 3–1–24 (G)	2,213	2,241
MCE Finance Ltd.,
5.000%, 2–15–21 (G)	600	607
Studio City Finance Ltd.,
8.500%, 12–1–20 (G)	4,598	4,811
Wynn Macau Ltd.,
5.250%, 10–15–21 (G)	7,398	7,546

		15,205

Department Stores – 0.2%
Bon-Ton Stores, Inc. (The),
8.000%, 6–15–21	4,420	1,768

Education Services – 2.7%
Laureate Education, Inc.:
10.000%, 9–1–19 (G)(J)	18,760	19,511
10.000%, 9–1–19	5,923	6,249

		25,760

Homefurnishing Retail – 0.6%
Restoration Hardware Holdings, Inc., Convertible:
0.000%, 6–15–19 (G)(K)	3,544	3,181
0.000%, 7–15–20 (G)(K)	2,968	2,502

		5,683

Hotels, Resorts & Cruise Lines – 0.2%
Carlson Travel, Inc.,
6.750%, 12–15–23 (G)	1,980	2,059

Leisure Facilities – 0.1%
AMC Entertainment Holdings, Inc.:
5.875%, 11–15–26 (G)	499	505
6.125%, 5–15–27 (G)	754	760

		1,265

Movies & Entertainment – 1.5%
AMC Entertainment, Inc.,
5.750%, 6–15–25	3,111	3,189
Cinemark USA, Inc.:
5.125%, 12–15–22	208	212
4.875%, 6–1–23	4,350	4,396
EMI Music Publishing Group North America Holdings,
7.625%, 6–15–24 (G)	1,145	1,248
WMG Acquisition Corp.,
6.750%, 4–15–22 (G)	5,314	5,586

		14,631

Publishing – 0.3%
MDC Partners, Inc.,
6.500%, 5–1–24 (G)	3,027	2,887

Specialized Consumer Services – 0.8%
Nielsen Co. (Luxembourg) S.a.r.l. (The):
5.500%, 10–1–21 (G)	2,371	2,463
5.000%, 2–1–25 (G)	1,044	1,040
Nielsen Finance LLC and Nielsen Finance Co.,
5.000%, 4–15–22 (G)	3,885	3,972

		7,475

Specialty Stores – 1.1%
Jo-Ann Stores Holdings, Inc. (9.750% Cash or 10.500% PIK),
9.750%, 10–15–19 (G)(H)	11,107	10,746
Jo-Ann Stores, Inc.,
8.125%, 3–15–19 (G)	445	444

		11,190

Total Consumer Discretionary – 21.3%		206,078
Consumer Staples

Food Distributors – 1.4%
Performance Food Group, Inc.,
5.500%, 6–1–24 (G)	1,874	1,916
Simmons Foods, Inc.,
7.875%, 10–1–21 (G)	8,112	8,518
U.S. Foods, Inc.,
5.875%, 6–15–24 (G)	2,864	2,971

		13,405

Packaged Foods & Meats – 1.4%
AdvancePierre Foods Holdings, Inc.,
5.500%, 12–15–24 (G)	306	309
Bumble Bee Foods LLC (9.625% Cash or 9.625% PIK),
9.625%, 3–15–18 (G)(H)	1,078	1,046
JBS Investments GmbH (GTD by JBS S.A. and JBS Hungary Holdings Kft.),
7.750%, 10–28–20 (G)	400	419
JBS USA LLC and JBS USA Finance, Inc.:
5.875%, 7–15–24 (G)	4,261	4,389
5.750%, 6–15–25 (G)	1,588	1,604
Post Holdings, Inc.:
7.750%, 3–15–24 (G)	1,696	1,870
5.500%, 3–1–25 (G)	781	779
8.000%, 7–15–25 (G)	1,079	1,211
5.000%, 8–15–26 (G)	972	931
5.750%, 3–1–27 (G)	781	779

		13,337

Personal Products – 0.1%
Revlon Consumer Products Corp.,
5.750%, 2–15–21	780	779
Revlon Escrow Corp.,
6.250%, 8–1–24	486	485

		1,264

Tobacco – 0.4%
Prestige Brands, Inc.,
5.375%, 12–15–21 (G)	3,658	3,740

Total Consumer Staples – 3.3%		31,746
Energy

Coal & Consumable Fuels – 0.3%
Foresight Energy LLC and Foresight Energy Finance Corp. (9.000% Cash or 9.000% PIK),
9.000%, 8–15–21 (G)(H)(J)	2,406	2,779

Integrated Oil & Gas – 0.1%
Petrobras Global Finance B.V. (GTD by Petroleo Brasileiro S.A.):
6.125%, 1–17–22	208	218
7.375%, 1–17–27	519	549

		767

Oil & Gas Drilling – 1.0%
KCA Deutag UK Finance plc:
7.250%, 5–15–21 (G)	1,981	1,853
9.875%, 4–1–22 (G)	2,267	2,324
Noble Holding International Ltd.,
7.750%, 1–15–24	1,028	987
Offshore Drilling Holding S.A.,
8.375%, 9–20–20 (G)(J)	8,682	3,733
Offshore Group Investment Ltd.,
0.000%, 11–1–19 (C)	1,693	—	*
Rowan Cos., Inc. (GTD by Rowan plc),
7.375%, 6–15–25	618	622
Trinidad Drilling Ltd.,
6.625%, 2–15–25 (G)	52	52

		9,571

Oil & Gas Equipment & Services – 0.1%
SESI LLC,
7.125%, 12–15–21	1,114	1,128

Oil & Gas Exploration & Production – 1.4%
Bellatrix Exploration Ltd.,
8.500%, 5–15–20 (G)	1,523	1,443
California Resources Corp.,
8.000%, 12–15–22 (G)	1,159	945
Crownrock L.P.,
7.750%, 2–15–23 (G)	715	758
EnCana Corp.,
6.500%, 8–15–34	1,094	1,229
Endeavor Energy Resources L.P.:
7.000%, 8–15–21 (G)	4,385	4,582
8.125%, 9–15–23 (G)	682	725
Gulfport Energy Corp.,
6.625%, 5–1–23	221	224
Laredo Petroleum, Inc.,
7.375%, 5–1–22	3,284	3,407

		13,313

Oil & Gas Refining & Marketing – 0.9%
Callon Petroleum Co. (GTD by Callon Petroleum Operating Co.),
6.125%, 10–1–24 (G)	493	512
PDC Energy, Inc.,
6.125%, 9–15–24 (G)	394	404
Seven Generations Energy Ltd.:
8.250%, 5–15–20 (G)	3,177	3,320
6.750%, 5–1–23 (G)	4,505	4,708

		8,944

Oil & Gas Storage & Transportation – 0.1%
Access Midstream Partners L.P.,
4.875%, 5–15–23	1,191	1,227

Total Energy – 3.9%		37,729
Financials

Consumer Finance – 0.9%
Creditcorp,
12.000%, 7–15–18 (G)	4,228	3,678
CURO Financial Technologies Corp.,
12.000%, 3–1–22 (G)	1,092	1,125
Quicken Loans, Inc.,
5.750%, 5–1–25 (G)	3,346	3,287

		8,090

Diversified Capital Markets – 1.0%
Patriot Merger Corp.,
9.000%, 7–15–21 (G)	9,406	9,941

Investment Banking & Brokerage – 0.1%
E*TRADE Financial Corp.,
5.875%, 12–29–49	686	705
GFI Group, Inc.,
8.375%, 7–19–18 (J)	431	458

		1,163

Other Diversified Financial Services – 3.2%
AAF Holdings LLC and AAF Finance Co. (12.000% Cash or 12.750% PIK),
12.000%, 7–1–19 (G)(H)	1,765	1,836
Balboa Merger Sub, Inc.,
11.375%, 12–1–21 (G)	9,982	11,055
Greektown Holdings LLC and Greektown Mothership Corp.,
8.875%, 3–15–19 (G)	2,672	2,797
New Cotai LLC and New Cotai Capital Corp. (10.625% Cash or 10.625% PIK),
10.625%, 5–1–19 (G)(H)	18,720	15,538

		31,226

Property & Casualty Insurance – 0.4%
Hub International Ltd.,
7.875%, 10–1–21 (G)	3,563	3,714

Specialized Finance – 1.5%
Diamond 1 Finance Corp. and Diamond 2 Finance Corp.:
5.875%, 6–15–21 (G)	667	701
5.450%, 6–15–23 (G)	475	513
7.125%, 6–15–24 (G)	667	737
6.020%, 6–15–26 (G)	950	1,038
Flexi-Van Leasing, Inc.,
7.875%, 8–15–18 (G)	1,254	1,135

TMX Finance LLC and TitleMax Finance Corp.,
8.500%, 9–15–18 (G)	11,598	10,670

		14,794

Thrifts & Mortgage Finance – 0.6%
Provident Funding Associates L.P. and PFG Finance Corp.,
6.750%, 6–15–21 (G)	5,373	5,480

Total Financials – 7.7%		74,408
Health Care

Health Care Facilities – 2.0%
DaVita HealthCare Partners, Inc.,
5.125%, 7–15–24	548	554
Greatbatch Ltd.,
9.125%, 11–1–23 (G)	3,608	3,806
HCA, Inc. (GTD by HCA Holdings, Inc.),
5.250%, 6–15–26	386	404
MPH Acquisition Holdings LLC,
7.125%, 6–1–24 (G)	1,906	2,049
Surgery Center Holdings, Inc.,
8.875%, 4–15–21 (G)	5,147	5,443
Tenet Healthcare Corp.:
6.750%, 2–1–20	1,408	1,429
7.500%, 1–1–22 (G)	356	385
8.125%, 4–1–22	4,662	4,860

		18,930

Health Care Supplies – 0.6%
Kinetic Concepts, Inc. and KCI USA, Inc.,
12.500%, 11–1–21 (G)	465	515
Universal Hospital Services, Inc.,
7.625%, 8–15–20	5,782	5,753

		6,268

Pharmaceuticals – 0.9%
Concordia Healthcare Corp.:
9.500%, 10–21–22 (G)	10,096	2,221
7.000%, 4–15–23 (G)	1,144	223
IMS Health, Inc.,
5.000%, 10–15–26 (G)	1,155	1,159
Jaguar Holding Co. II and Pharmaceutical Product Development LLC,
6.375%, 8–1–23 (G)	2,117	2,212
VPII Escrow Corp.,
7.500%, 7–15–21 (G)	1,750	1,534
VRX Escrow Corp.,
5.375%, 3–15–20 (G)	1,574	1,409

		8,758

Total Health Care – 3.5%		33,956
Industrials

Aerospace & Defense – 2.2%
KLX, Inc.,
5.875%, 12–1–22 (G)	5,404	5,573
Park Aerospace Holdings Ltd.:
5.250%, 8–15–22 (G)	1,564	1,627
5.500%, 2–15–24 (G)	2,086	2,169
TransDigm, Inc. (GTD by TransDigm Group, Inc.):
6.000%, 7–15–22	5,075	5,142
6.500%, 7–15–24	4,414	4,469
6.375%, 6–15–26	2,490	2,491

		21,471

Air Freight & Logistics – 0.2%
XPO Logistics, Inc.:
6.500%, 6–15–22 (G)	1,255	1,318
6.125%, 9–1–23 (G)	686	713

		2,031

Building Products – 0.9%
Alcoa Nederland Holding B.V.:
6.750%, 9–30–24 (G)	511	548
7.000%, 9–30–26 (G)	511	556
Ply Gem Industries, Inc.,
6.500%, 2–1–22	5,467	5,709
Summit Materials LLC and Summit Materials Finance Corp.:
8.500%, 4–15–22	373	412
6.125%, 7–15–23	777	792
WESCO Distribution, Inc. (GTD by WESCO International, Inc.),
5.375%, 6–15–24	953	977

		8,994

Diversified Support Services – 0.2%
Ahern Rentals, Inc.,
7.375%, 5–15–23 (G)	750	645
Ritchie Bros. Auctioneers, Inc.,
5.375%, 1–15–25 (G)	1,025	1,048
United Rentals (North America), Inc. (GTD by United Rentals, Inc.),
5.875%, 9–15–26	472	492

		2,185

Environmental & Facilities Services – 0.6%
GFL Environmental, Inc.:
7.875%, 4–1–20 (G)	4,779	4,959
9.875%, 2–1–21 (G)	851	921

		5,880

Railroads – 0.5%
Florida East Coast Holdings Corp. and Florida East Coast Industries LLC,
6.750%, 5–1–19 (G)	4,949	5,098

Security & Alarm Services – 1.2%
Constellis Holdings LLC and Constellis Finance Corp.,
9.750%, 5–15–20 (G)	2,257	2,415
Prime Security Services Borrower LLC,
9.250%, 5–15–23 (G)	7,931	8,694

		11,109

Trading Companies & Distributors – 0.2%
HD Supply, Inc.,
5.750%, 4–15–24 (G)	1,640	1,725

Total Industrials – 6.0%		58,493
Information Technology

Application Software – 1.4%
Ensemble S Merger Sub, Inc.,
9.000%, 9–30–23 (G)	1,261	1,324
Kronos Acquisition Holdings, Inc.,
9.000%, 8–15–23 (G)	11,911	12,120

		13,444

Communications Equipment – 0.6%
West Corp.,
5.375%, 7–15–22 (G)	5,972	5,867

Data Processing & Outsourced Services – 2.3%
Alliance Data Systems Corp.:
6.375%, 4–1–20 (G)	3,362	3,421
5.875%, 11–1–21 (G)	1,346	1,393
5.375%, 8–1–22 (G)	5,824	5,868
Italics Merger Sub, Inc.,
7.125%, 7–15–23 (G)	11,851	11,525

		22,207

Electronic Manufacturing Services – 0.3%
KEMET Corp.,
10.500%, 5–1–18	2,639	2,651

IT Consulting & Other Services – 1.0%
Cardtronics, Inc. and Cardtronics USA, Inc.,
5.500%, 5–1–25 (G)	808	818
CDW LLC and CDW Finance Corp. (GTD by CDW Corp.),
5.000%, 9–1–25	422	429
NCR Escrow Corp.:
5.875%, 12–15–21	4,409	4,596
6.375%, 12–15–23	3,346	3,522

		9,365

Semiconductors – 1.0%
Micron Technology, Inc.:
5.875%, 2–15–22	4,282	4,475
7.500%, 9–15–23 (G)	1,931	2,155
5.500%, 2–1–25	3,064	3,179

		9,809

Technology Hardware, Storage & Peripherals – 0.4%
Western Digital Corp.:
7.375%, 4–1–23 (G)	468	513
10.500%, 4–1–24	2,903	3,418

		3,931

Total Information Technology – 7.0%		67,274
Materials

Aluminum – 1.6%
Constellium N.V.:
8.000%, 1–15–23 (G)	6,774	6,943
5.750%, 5–15–24 (G)	1,851	1,712
6.625%, 3–1–25 (G)	4,140	3,995
Kaiser Aluminum Corp.,
5.875%, 5–15–24	379	395
Novelis Corp. (GTD by Novelis, Inc.):
6.250%, 8–15–24 (G)	1,471	1,534
5.875%, 9–30–26 (G)	985	1,005

		15,584

Construction Materials – 0.7%
Eagle Materials, Inc.,
4.500%, 8–1–26	391	389
Hillman Group, Inc. (The),
6.375%, 7–15–22 (G)	6,615	6,310

		6,699

Diversified Chemicals – 0.3%
PSPC Escrow Corp.,
6.500%, 2–1–22 (G)	1,923	1,995
PSPC Escrow II Corp.,
10.375%, 5–1–21 (G)	981	1,091

		3,086

Diversified Metals & Mining – 0.9%
Artsonig Pty Ltd. (11.500% Cash or 12.000% PIK),
11.500%, 4–1–19 (G)(H)	5,153	155
Crystal Merger Sub, Inc.,
7.625%, 10–15–21 (G)	636	641
FMG Resources Pty Ltd.,
6.875%, 4–1–22 (G)	5,144	5,321
Lundin Mining Corp.:
7.500%, 11–1–20 (G)	1,326	1,402
7.875%, 11–1–22 (G)	1,091	1,193

		8,712

Fertilizers & Agricultural Chemicals – 0.7%
Pinnacle Operating Corp.,
9.000%, 5–15–23 (G)	6,601	6,568

Metal & Glass Containers – 1.7%
ARD Finance S.A.,
7.125%, 9–15–23 (G)	548	564
BakerCorp International, Inc.,
8.250%, 6–1–19	13,253	12,392
HudBay Minerals, Inc.:
7.250%, 1–15–23 (G)	408	433
7.625%, 1–15–25 (G)	611	663
Signode Industrial Group,
6.375%, 5–1–22 (G)	2,865	2,938

		16,990

Paper Packaging – 0.4%
Coveris Holdings S.A.,
7.875%, 11–1–19 (G)	610	601
Flex Acquisition Co., Inc.,
6.875%, 1–15–25 (G)	727	742
Reynolds Group Issuer, Inc., Reynolds Group Issuer LLC and Reynolds Group Issuer (Luxembourg) S.A.,
5.125%, 7–15–23 (G)	2,209	2,270

		3,613

Specialty Chemicals – 0.1%
Kraton Polymers LLC and Kraton Polymers Capital Corp.,
7.000%, 4–15–25 (G)	1,082	1,095

Steel – 0.1%
U.S. Steel Corp.,
8.375%, 7–1–21 (G)	661	734

Total Materials – 6.5%		63,081
Real Estate

Health Care REITs – 0.0%
MPT Operating Partnership L.P. and MPT Finance Corp. (GTD by Medical Properties Trust, Inc.),
5.250%, 8–1–26	486	479

Industrial REITs – 0.3%
Aircastle Ltd.:
5.500%, 2–15–22	1,532	1,643
5.000%, 4–1–23	1,536	1,616

		3,259

Real Estate Development – 0.3%
Hub Holdings LLC and Hub Holdings Finance, Inc. (8.125% Cash or 8.875% PIK),
8.125%, 7–15–19 (G)(H)	2,440	2,440

Total Real Estate – 0.6%		6,178
Telecommunication Services

Alternative Carriers – 0.8%
Consolidated Communications Finance II Co.,
6.500%, 10–1–22	1,880	1,805
Level 3 Communications, Inc.,
5.750%, 12–1–22	1,317	1,363
Level 3 Escrow II, Inc.,
5.375%, 8–15–22	3,015	3,117
Zayo Group LLC and Zayo Capital, Inc.:
6.000%, 4–1–23	679	717
5.750%, 1–15–27 (G)	833	878

		7,880

Integrated Telecommunication Services – 3.3%
Frontier Communications Corp.:
8.875%, 9–15–20	2,664	2,811
6.250%, 9–15–21	1,501	1,396
10.500%, 9–15–22	2,839	2,874
7.125%, 1–15–23	367	322
6.875%, 1–15–25	1,041	861
11.000%, 9–15–25	3,246	3,147
GCI, Inc.,
6.875%, 4–15–25	2,958	3,099
Sprint Corp.:
7.250%, 9–15–21	8,023	8,662
7.875%, 9–15–23	5,563	6,161
7.125%, 6–15–24	2,049	2,187

		31,520

Wireless Telecommunication Service – 1.4%
Sable International Finance Ltd.,
6.875%, 8–1–22 (G)	3,844	4,065
Sprint Nextel Corp.:
8.375%, 8–15–17	1,762	1,801
9.000%, 11–15–18 (G)	569	620
7.000%, 8–15–20	466	500
11.500%, 11–15–21	389	488
T-Mobile USA, Inc.:
6.464%, 4–28–19	1,350	1,353
6.731%, 4–28–22	196	203
6.000%, 4–15–24	1,683	1,795
6.500%, 1–15–26	2,713	2,971

		13,796

Total Telecommunication Services – 5.5%		53,196

TOTAL CORPORATE DEBT SECURITIES – 65.3%		$632,139
(Cost: $638,083)

Consumer Discretionary

Advertising – 0.4%
Advantage Sales & Marketing, Inc.,
0.000%, 7–25–22 (L)	$575	556
Advantage Sales & Marketing, Inc. (ICE LIBOR plus 650 bps),
7.500%, 7–25–22	3,018	2,918

		3,474

Apparel Retail – 1.2%
Talbots, Inc. (The) (ICE LIBOR plus 450 bps),
5.500%, 3–19–20	2,313	2,063
Talbots, Inc. (The) (ICE LIBOR plus 850 bps),
9.500%, 3–19–21	9,989	8,491
True Religion Apparel, Inc. (ICE LIBOR plus 487.5 bps),
6.022%, 7–30–19	5,447	1,151

		11,705

Casinos & Gaming – 0.1%
Gateway Casinos & Entertainment Ltd. (ICE LIBOR plus 375 bps),
4.800%, 2–22–23	732	739

Department Stores – 0.7%
Belk, Inc.,
0.000%, 12–10–22 (L)	869	732
Belk, Inc. (ICE LIBOR plus 475 bps),
5.760%, 12–10–22	6,717	5,657

		6,389

General Merchandise Stores – 1.6%
BJ’s Wholesale Club, Inc. (ICE LIBOR plus 375 bps),
4.750%, 1–26–24	6,797	6,634
BJ’s Wholesale Club, Inc. (ICE LIBOR plus 750 bps),
8.500%, 1–26–25	5,330	5,191
Orchard Acquisition Co. LLC (ICE LIBOR plus 600 bps),
7.125%, 2–8–19	6,634	3,417

		15,242

Home Furnishings – 0.5%
Serta Simmons Bedding LLC (ICE LIBOR plus 800 bps),
9.038%, 11–8–24	4,958	4,975

Hotels, Resorts & Cruise Lines – 0.0%
Travel Leaders Group LLC (ICE LIBOR plus 525 bps),
6.232%, 1–19–24	313	317

Housewares & Specialties – 0.1%
KIK Custom Products, Inc. (ICE LIBOR plus 450 bps),
5.653%, 8–26–22	1,106	1,121

Restaurants – 0.3%
NPC International, Inc.:
0.000%, 3–30–24 (L)	811	817
0.000%, 3–30–25 (C)(L)	2,549	2,568

		3,385

Specialty Stores – 0.3%
Jo-Ann Stores, Inc. (ICE LIBOR plus 500 bps),
6.256%, 10–21–23	2,662	2,607

Total Consumer Discretionary – 5.2%		49,954
Consumer Staples

Food Distributors – 0.2%
Chefs’ Warehouse, Inc. (The) (ICE LIBOR plus 575 bps),
6.750%, 6–22–22	1,946	1,964

Hypermarkets & Super Centers – 0.2%
GOBP Holdings, Inc. (ICE LIBOR plus 825 bps),
9.397%, 10–21–22	1,807	1,806

Packaged Foods & Meats – 0.1%
Shearer’s Foods LLC (ICE LIBOR plus 675 bps),
7.897%, 6–30–22 (C)	1,386	1,344

Total Consumer Staples – 0.5%		5,114
Energy

Coal & Consumable Fuels – 1.1%
Foresight Energy LLC,
0.000%, 3–16–22 (L)	7,033	6,839

Westmoreland Coal Co. (ICE LIBOR plus 650 bps),
7.647%, 12–16–20 (C)	3,915	3,612

		10,451

Oil & Gas Drilling – 0.4%
KCA Deutag Alpha Ltd. (ICE LIBOR plus 525 bps),
6.307%, 5–16–20	4,229	4,023

Oil & Gas Equipment & Services – 0.1%
Larchmont Resources LLC (1-Month LIBOR plus 900 bps),
10.000%, 8–7–20 (E)	820	818

Oil & Gas Exploration & Production – 0.9%
Chesapeake Energy Corp. (ICE LIBOR plus 750 bps),
8.553%, 8–23–21	8,491	9,032

Oil & Gas Storage & Transportation – 0.2%
Bowie Resources Holdings LLC (ICE LIBOR plus 1,075 bps),
11.750%, 2–16–21	857	784
Bowie Resources Holdings LLC (ICE LIBOR plus 575 bps),
6.750%, 8–12–20	824	797

		1,581

Total Energy – 2.7%		25,905
Financials

Insurance Brokers – 0.1%
NFP Corp. (ICE LIBOR plus 350 bps),
4.647%, 1–8–24	1,020	1,031

Total Financials – 0.1%		1,031
Industrials

Building Products – 0.2%
Hampton Rubber Co. & SEI Holding Corp. (ICE LIBOR plus 800 bps),
9.000%, 3–27–22	1,785	1,568

Construction & Engineering – 0.1%
Tensar International Corp. (ICE LIBOR plus 850 bps),
9.647%, 7–10–22	1,122	849

Industrial Conglomerates – 0.7%
Crosby Worldwide Ltd. (ICE LIBOR plus 300 bps),
4.052%, 11–22–20	1,036	954
Crosby Worldwide Ltd. (ICE LIBOR plus 600 bps),
7.052%, 11–22–21	2,072	1,667
PAE Holding Corp. (ICE LIBOR plus 550 bps),
6.500%, 10–20–22	3,913	3,943
PAE Holding Corp. (ICE LIBOR plus 950 bps),
10.500%, 10–20–23	495	497

		7,061

Industrial Machinery – 0.8%
Dynacast International LLC (ICE LIBOR plus 850 bps),
9.500%, 1–30–23 (C)	7,863	7,843

Total Industrials – 1.8%		17,321
Information Technology

Application Software – 3.1%
Applied Systems, Inc.,
0.000%, 1–23–22 (L)	1,360	1,368
Applied Systems, Inc. (ICE LIBOR plus 650 bps),
7.647%, 1–23–22	2,286	2,300
Misys plc and Magic Newco LLC,
12.000%, 6–12–19 (C)	21,429	22,447
TIBCO Software, Inc. (ICE LIBOR plus 450 bps),
5.500%, 12–4–20	4,194	4,235

		30,350

Data Processing & Outsourced Services – 0.1%
Colorado Buyer, Inc.,
0.000%, 3–15–25 (L)	865	868

Internet Software & Services – 0.7%
Ancestry.com LLC (ICE LIBOR plus 825 bps),
9.270%, 10–19–24	1,489	1,524
TravelCLICK, Inc. & TCH-2 Holdings LLC (ICE LIBOR plus 450 bps),
5.500%, 5–12–21 (C)	2,180	2,201

TravelCLICK, Inc. & TCH-2 Holdings LLC (ICE LIBOR plus 775 bps),
8.750%, 11–12–21	2,827	2,792

		6,517

IT Consulting & Other Services – 0.2%
Triple Point Group Holdings, Inc. (ICE LIBOR plus 425 bps),
5.397%, 7–13–20	1,849	1,720

Systems Software – 0.0%
Optiv, Inc. (ICE LIBOR plus 725 bps),
8.250%, 2–1–25	417	423

Total Information Technology – 4.1%		39,878
Materials

Diversified Metals & Mining – 0.1%
EP Minerals LLC (ICE LIBOR plus 750 bps),
8.555%, 8–20–21	996	965

Paper Packaging – 0.7%
FPC Holdings, Inc.,
0.000%, 5–27–20 (L)	4,500	3,956
FPC Holdings, Inc. (ICE LIBOR plus 800 bps),
9.250%, 5–27–20	1,740	1,530
Ranpak (Rack Merger) (ICE LIBOR plus 725 bps),
8.250%, 10–1–22	1,322	1,275

		6,761

Total Materials – 0.8%		7,726

TOTAL LOANS – 15.2%		$146,929
(Cost: $155,556)

SHORT-TERM SECURITIES
Commercial Paper (M) – 18.6%
Bemis Co., Inc.:
1.130%, 4–10–17	10,500	10,497
1.140%, 4–12–17	11,913	11,908
BorgWarner, Inc.:
1.140%, 4–4–17	5,000	4,999
1.100%, 4–13–17	8,000	7,997
CVS Health Corp.:
1.130%, 4–10–17	10,000	9,997
1.140%, 4–11–17	3,000	2,999
E.I. du Pont de Nemours and Co.,
1.180%, 4–24–17	3,594	3,591
Ecolab, Inc.:
1.151%, 4–4–17	5,000	4,999
1.170%, 4–17–17	6,000	5,997
General Mills, Inc.,
1.140%, 4–3–17	10,000	9,999
Hewlett Packard Enterprise Corp.,
1.101%, 4–3–17	2,500	2,500
Kroger Co. (The),
1.150%, 4–3–17	6,000	5,999
Mattel, Inc.,
1.100%, 4–5–17	5,000	4,999
Medtronic Global Holdings SCA:
0.981%, 4–3–17	5,000	5,000
1.100%, 4–10–17	5,000	4,999
Mondelez International, Inc.:
1.100%, 4–7–17	8,000	7,998
1.140%, 4–11–17	4,000	3,999
1.250%, 5–5–17	10,000	9,988
NBCUniversal Enterprise, Inc.:
1.150%, 4–13–17	7,000	6,997
1.170%, 4–17–17	5,000	4,997
1.220%, 4–27–17	8,000	7,993
Northern Illinois Gas Co.,
1.140%, 4–11–17	5,000	4,998
River Fuel Trust #1 (GTD by Bank of Nova Scotia),
0.940%, 4–28–17	4,000	3,997
Sysco Corp.,
1.090%, 4–3–17	12,766	12,765
United Technologies Corp.:
1.150%, 4–13–17	4,000	3,998
1.220%, 4–27–17	10,000	9,991
1.230%, 4–28–17	5,000	4,995

		179,196

Master Note – 0.4%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
1.190%, 4–5–17 (N)	3,849	3,849

Municipal Obligations – 0.2%
MI Strategic Fund, Var Rate Demand Ltd. Oblig Rev Bonds, Ser 2007 (GTD by Air Prods and Chemicals, Inc.) (BVAL plus 23 bps),
0.930%, 4–1–17 (N)	2,293	2,293

TOTAL SHORT–TERM SECURITIES – 19.2%		$185,338
(Cost: $185,345)

TOTAL INVESTMENT SECURITIES – 100.5%		$971,773
(Cost: $986,628)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.5)%		(4,431)

NET ASSETS – 100.0%		$967,342

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Listed on an exchange outside the United States.

(C)	Securities whose value was determined using significant unobservable inputs.

(D)	Restricted securities. At March 31, 2017, the Fund owned the following restricted securities:

Security	Acquisition Date(s)	Shares	Cost	Market Value
Larchmont Resources LLC	12-8-16	1	$340	$395
Sabine Oil & Gas Corp.	12-7-16	—	12	9
Pinnacle Agriculture Enterprises LLC		4,583	2,083	2,083
Sabine Oil & Gas Corp., expires 12-29-29	12-7-16	1	7	5
			$2,442	$2,492

The total value of these securities represented 0.3% of net assets at March 31, 2017.

(E)	Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities.

(F)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(G)	Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017 the total value of these securities amounted to $456,422 or 47.5% of net assets.

(H)	Payment-in-kind bond which may pay interest in additional par and/or in cash. Rates shown are the current rate and possible payment rates.

(I)	Principal amounts are denominated in the indicated foreign currency, where applicable (EUR – Euro).

(J)	Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at March 31, 2017.

(K)	Zero coupon bond.

(L)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.

(M)	Rate shown is the yield to maturity at March 31, 2017.

(N)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

The following forward foreign currency contracts were outstanding at March 31, 2017:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
Canadian Dollar	3,694	U.S. Dollar	2,770	4-21-17	Morgan Stanley International	$—	$8
Euro	2,215	U.S. Dollar	2,385	4-21-17	Morgan Stanley International	20	—
						$20	$8

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of March 31, 2017.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$1,755	$—	$53
Energy	1,413	404	—
Total Common Stocks	$3,168	$404	$53
Preferred Stocks	1,357	—	2,083
Warrants	—	302	—
Corporate Debt Securities	—	632,139	—	*
Loans	—	106,914	40,015
Short-Term Securities	—	185,338	—
Total	$4,525	$925,097	$42,151
Forward Foreign Currency Contracts	$—	$20	$—
Liabilities
Forward Foreign Currency Contracts	$—	$8	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Preferred Stocks	Loans
Beginning Balance 1-1-17	$393	$—	$26,340
Net realized gain (loss)	—	—	(230)
Net unrealized appreciation (depreciation)	—	—	458
Purchases	—	2,083	6,761
Sales	—	—	(4,366)
Amortization/Accretion of premium/discount	—	—	(78)
Transfers into Level 3 during the period	—	—	22,724
Transfers out of Level 3 during the period	(340)	—	(11,592)
Ending Balance 3-31-17	$53	$2,083	$40,017
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 3-31-17	$—	$—	$124

Transfers from Level 2 to Level 3 occurred primarily due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred primarily due to the increased availability of observable market data due to increased market activity or information. As shown above, transfers in and out of Level 3 represent the values as of the beginning of the reporting period. During the period ended March 31, 2017, there were no transfers between Levels 1 and 2.

Quantitative Information about Level 3 fair value measurements:

	Fair Value at 3-31-17	Valuation Technique(s)	Unobservable Input(s)
Assets
Common Stocks	$53	Broker	Broker quotes
Preferred Stocks	$2,083	Broker	Broker quotes
Loans	$40,017	Third-party valuation service	Broker quotes

The following acronyms are used throughout this schedule:

GTD = Guaranteed

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at March 31, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$986,628
Gross unrealized appreciation	25,448
Gross unrealized depreciation	(40,303)
Net unrealized depreciation	$(14,855)

SCHEDULE OF INVESTMENTS International Core Equity (in thousands)	SEPTEMBER 30, 2016 (UNAUDITED)

COMMON STOCKS	Shares	Value
Australia

Energy – 1.5%
Oil Search Ltd.	2,036	$11,228

Financials – 1.4%
Westpac Banking Corp.	417	11,183

Total Australia – 2.9%		$22,411
Brazil

Information Technology – 1.2%
MercadoLibre, Inc.	42	8,882

Total Brazil – 1.2%		$8,882
Canada

Consumer Discretionary – 1.1%
Magna International, Inc.	187	8,090

Energy – 2.4%
Seven Generations Energy Ltd., Class A (A)	488	8,922
Suncor Energy, Inc.	306	9,388

		18,310

Total Canada – 3.5%		$26,400
China

Consumer Discretionary – 1.3%
JD.com, Inc. ADR (A)(B)	312	9,700

Consumer Staples – 1.3%
Wuliangye Yibin Co. Ltd., A Shares	1,550	9,677

Industrials – 1.2%
China Communications Construction Co. Ltd., H Shares	3,972	5,602
China Railway Construction Corp. Ltd., A Shares	1,049	1,982
China Railway Construction Corp. Ltd., H Shares	1,129	1,600

		9,184

Information Technology – 1.4%
Alibaba Group Holding Ltd. ADR (A)(B)	100	10,826

Total China – 5.2%		$39,387
France

Consumer Discretionary – 2.3%
Publicis Groupe S.A.	135	9,428
Vivendi Universal	440	8,547

		17,975

Consumer Staples – 1.6%
Danone S.A.	183	12,420

Energy – 2.3%
Total S.A.	341	17,229

Financials – 1.2%
Axa S.A.	360	9,320

Industrials – 4.2%
Bouygues S.A.	204	8,294
European Aeronautic Defence and Space Co.	123	9,352
Vinci	184	14,609

		32,255

Materials – 1.6%
L Air Liquide S.A.	105	12,049

Telecommunication Services – 1.4%
Orange S.A.	670	10,407

Total France – 14.6%		$111,655
Germany

Consumer Discretionary – 3.0%
Continental AG	56	12,299
ProSiebenSat. 1 Media SE	236	10,438

		22,737

Financials – 1.4%
Deutsche Boerse AG	120	11,041

Health Care – 3.3%
Bayer AG	128	14,713
Fresenius Medical Care AG & Co. KGaA	128	10,752

		25,465

Industrials – 1.5%
Deutsche Post AG	340	11,638

Information Technology – 0.6%
SAP AG	43	4,218

Total Germany – 9.8%		$75,099
Hong Kong

Financials – 1.7%
AIA Group Ltd.	2,075	13,082

Industrials – 1.3%
Cheung Kong (Holdings) Ltd.	799	9,825

Total Hong Kong – 3.0%		$22,907

India

Financials – 1.1%
Axis Bank Ltd.	1,060	8,013

Total India – 1.1%		$8,013
Ireland

Health Care – 1.8%
Shire Pharmaceuticals Group plc ADR (B)	77	13,448

Materials – 1.7%
CRH plc	264	9,279
James Hardie Industries plc, Class C	245	3,858

		13,137

Total Ireland – 3.5%		$26,585
Israel

Health Care – 1.8%
Teva Pharmaceutical Industries Ltd. ADR (B)	427	13,710

Total Israel – 1.8%		$13,710
Japan

Consumer Discretionary – 4.7%
Bridgestone Corp.	374	15,123
Isuzu Motors Ltd.	1,172	15,497
Nissin Kogyo Co. Ltd.	278	4,990

		35,610

Energy – 1.4%
Inpex Corp.	1,070	10,522

Financials – 2.2%
Dai-ichi Mutual Life Insurance Co. (The)	490	8,784
Kabushiki Kaisha Mitsubishi Tokyo Financial Group	1,275	8,012

		16,796

Industrials – 2.1%
Komatsu Ltd.	323	8,426
SMC Corp.	25	7,452

		15,878

Information Technology – 1.3%
Yahoo Japan Corp.	2,207	10,190

Telecommunication Services – 3.1%
Nippon Telegraph and Telephone Corp.	260	11,089
SoftBank Group Corp.	180	12,733

		23,822

Total Japan – 14.8%		$112,818
Luxembourg

Energy – 1.0%
Tenaris S.A.	237	4,065
Tenaris S.A. ADR	114	3,875

		7,940

Total Luxembourg – 1.0%		$7,940
Netherlands

Energy – 0.4%
Royal Dutch Petroleum Co., New York Shares (B)	56	2,964

Financials – 1.4%
ING Groep N.V., Certicaaten Van Aandelen	717	10,837

Total Netherlands – 1.8%		$13,801
Norway

Financials – 1.1%
DNB ASA	553	8,764

Total Norway – 1.1%		$8,764
South Africa

Consumer Discretionary – 1.1%
Naspers Ltd., Class N	48	8,196

Total South Africa – 1.1%		$8,196
South Korea

Information Technology – 1.1%
Samsung Electronics Co. Ltd.	5	8,418

Total South Korea – 1.1%		$8,418
Spain

Financials – 3.0%
Banco Bilbao Vizcaya Argentaria S.A.	1,626	12,614
Banco Santander S.A.	1,712	10,494

		23,108

Industrials – 0.9%
ACS Actividades de Construccion y Servicios S.A.	206	7,023

Total Spain – 3.9%		$30,131
Switzerland

Consumer Staples – 2.1%
Nestle S.A., Registered Shares	206	15,805

Financials – 1.2%
UBS Group AG	577	9,239

Health Care – 1.2%
Roche Holdings AG, Genusscheine	37	9,551

Industrials – 3.2%
Adecco S.A.	192	13,617
Wolseley plc	169	10,617

		24,234

Total Switzerland – 7.7%		$58,829
United Kingdom

Consumer Staples – 6.4%
British American Tobacco plc	186	12,364
Imperial Tobacco Group plc	261	12,661
Reckitt Benckiser Group plc	123	11,228
Unilever plc	253	12,505

		48,758

Energy – 1.2%
Royal Dutch Shell plc, Class A	341	8,947

Financials – 2.8%
Prudential plc	578	12,201
Standard Chartered plc	951	9,089

		21,290

Health Care – 2.3%
Shire plc	116	6,797
Smith & Nephew plc	719	10,959

		17,756

Industrials – 2.9%
Babcock International Group plc	785	8,676
BAE Systems plc	1,692	13,617

		22,293

Materials – 1.8%
Rio Tinto plc	255	10,254
Rio Tinto plc ADR (B)	79	3,214

		13,468

Total United Kingdom – 17.4%		$132,512

TOTAL COMMON STOCKS – 96.5%		$736,458
(Cost: $697,102)

PREFERRED STOCKS
United States

Financials – 0.5%
Mandatory Exchangeable Trust, 5.750% (C)	29	3,758

Total United States – 0.5%		$3,758

TOTAL PREFERRED STOCKS – 0.5%		$3,758
(Cost: $2,900)

SHORT-TERM SECURITIES	Principal
Commercial Paper (D) – 1.7%
BorgWarner, Inc.
1.140%, 4–4–17	$5,000	4,999
Kroger Co. (The)
1.150%, 4–3–17	3,942	3,942
Northern Illinois Gas Co.
1.090%, 4–6–17	4,000	3,999

		12,940

Master Note – 0.3%
Toyota Motor Credit Corp. (1–Month U.S. LIBOR plus 15 bps)
1.190%, 4–5–17 (E)	2,154	2,154

Municipal Obligations – 0.4%
CA Statewide Cmnty Dev Auth, Multifam Hsng Rev Bonds (Wyndover Apts), Ser 2004 LL (GTD by FNMA) (BVAL plus 10 bps)
0.850%, 4–7–17 (E)	3,000	3,000

TOTAL SHORT–TERM SECURITIES – 2.4%		$18,094
(Cost: $18,095)

TOTAL INVESTMENT SECURITIES – 99.4%		$758,310
(Cost: $718,097)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.6%		4,394

NET ASSETS – 100.0%		$762,704

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	All or a portion of securities with an aggregate value of $316 are held in collateralized accounts for OTC derivatives collateral and is governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(C)	Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017 the total value of these securities amounted to $3,758 or 0.5% of net assets.

(D)	Rate shown is the yield to maturity at March 31, 2017.

(E)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

The following forward foreign currency contracts were outstanding at March 31, 2017:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
U.S. Dollar	38,464	Australian Dollar	49,980	4-21-17	Deutsche Bank AG	$—	$290

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of March 31, 2017.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$736,458	$—	$—
Preferred Stocks	—	3,758	—
Short-Term Securities	—	18,094	—
Total	$736,458	$21,852	$—
Liabilities
Forward Foreign Currency Contracts	$—	$290	$—

During the period ended September 30, 2016, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

For Federal income tax purposes, cost of investments owned at March 31, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$718,097
Gross unrealized appreciation	57,847
Gross unrealized depreciation	(17,634)
Net unrealized appreciation	$40,212

SCHEDULE OF INVESTMENTS Limited-Term Bond (in thousands)	SEPTEMBER 30, 2016 (UNAUDITED)

ASSET-BACKED SECURITIES	Principal	Value
American Airlines Class AA Pass Through Certificates, Series 2016-2, 3.200%, 6–15–28	$1,000	978
SBA Tower Trust, Series 2013–1C (GTD by SBA Guarantor LLC and SBA Holdings LLC), 2.240%, 4–16–18 (A)	1,900	1,900
SBA Tower Trust, Series 2016–1 (GTD by SBA Guarantor LLC and SBA Holdings LLC), 2.877%, 7–15–21 (A)	1,000	994

TOTAL ASSET–BACKED SECURITIES – 1.0%		$3,872
(Cost: $3,908)

CORPORATE DEBT SECURITIES
Consumer Discretionary

Apparel, Accessories & Luxury Goods – 0.4%
LVMH Moet Hennessy – Louis Vuitton, 1.625%, 6–29–17(A)	$1,725	1,726

Auto Parts & Equipment – 0.6%
BorgWarner Automotive, Inc., 8.000%, 10–1–19	2,000	2,263

Automobile Manufacturers – 1.5%
BMW U.S. Capital LLC, 2.150%, 4–6–20(A)	2,000	2,000
Toyota Motor Credit Corp., 2.000%, 10–24–18	4,000	4,020

		6,020

Cable & Satellite – 2.1%
Comcast Corp. (GTD by Comcast Cable Communications and NBCUniversal), 1.625%, 1–15–22	750	719
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc.,
4.450%, 4–1–24	1,190	1,244
Lender Processing Services, Inc. and Black Knight Lending Solutions, Inc., 5.750%, 4–15–23	1,076	1,127
Time Warner Cable, Inc., 5.850%, 5–1–17	1,901	1,907
Time Warner Co., Inc. (GTD by Time Warner, Inc.), 7.250%, 10–15–17	3,337	3,438

		8,435

General Merchandise Stores – 1.0%
Dollar General Corp.,
4.125%, 7–15–17	4,000	4,032

Internet & Direct Marketing Retail – 0.5%
Amazon.com, Inc.,
1.200%, 11–29–17	2,000	2,000

Total Consumer Discretionary – 6.1%		24,476
Consumer Staples

Brewers – 0.2%
Molson Coors Brewing Co., 2.250%, 3–15–20 (A)	750	750

Distillers & Vintners – 0.7%
Beam, Inc.,
1.875%, 5–15–17	2,672	2,674

Drug Retail – 0.5%
CVS Health Corp.,
2.250%, 12–5–18	2,000	2,013

Food Distributors – 0.6%
Bestfoods,
7.000%, 10–15–17	2,500	2,573

Food Retail – 0.5%
Kroger Co. (The):
6.800%, 12–15–18	1,245	1,347
1.500%, 9–30–19	750	739

		2,086

Hypermarkets & Super Centers – 0.5%
Costco Wholesale Corp.,
1.125%, 12–15–17	1,900	1,897

Packaged Foods & Meats – 0.5%
Smithfield Foods, Inc.,
2.700%, 1–31–20(A)	2,000	1,998

Total Consumer Staples – 3.5%		13,991
Energy

Integrated Oil & Gas – 0.4%
Statoil ASA (GTD by Statoil Petroleum AS),
1.950%, 11–8–18	1,500	1,506

Oil & Gas Drilling – 0.8%
Globe Luxembourg SCA,
9.625%, 5–1–18 (A)(B)	3,000	3,159

Oil & Gas Equipment & Services – 0.9%
Enterprise Products Operating LLC (GTD by Enterprise Products Partners L.P.),
6.500%, 1–31–19	1,850	2,000
Schlumberger Norge A.S. (GTD by Schlumberger Ltd.),
1.250%, 8–1–17(A)	1,500	1,499

		3,499

Oil & Gas Exploration & Production – 1.9%
BP Capital Markets plc (GTD by BP plc),
1.674%, 2–13–18	3,750	3,752
EQT Corp.,
8.125%, 6–1–19	2,650	2,959
Exxon Mobil Corp.,
2.397%, 3–6–22	1,000	1,000

		7,711

Oil & Gas Refining & Marketing – 1.0%
PBF Holding Co. LLC and PBF Finance Corp.,
8.250%, 2–15–20	1,300	1,326
Shell International Finance B.V. (GTD by Royal Dutch Shell plc),
2.000%, 11–15–18	2,625	2,636

		3,962

Oil & Gas Storage & Transportation – 2.0%
EnLink Midstream Partners L.P.,
4.850%, 7–15–26	1,000	1,032
Kinder Morgan Energy Partners L.P.:
3.500%, 3–1–21	1,000	1,016
3.450%, 2–15–23	1,646	1,624
NGPL PipeCo LLC,
7.119%, 12–15–17 (A)	1,500	1,541
Plains All American Pipeline L.P. and PAA FinanceCorp.,
3.850%, 10–15–23	1,800	1,805
Sunoco Logistics Partners Operations L.P. (GTD by Sunoco Logistics Partners L.P.),
4.400%, 4–1–21	800	842

		7,860

Total Energy – 7.0%		27,697
Financials

Asset Management & Custody Banks – 0.7%
Ares Capital Corp.,
3.875%, 1–15–20	2,820	2,876

Consumer Finance – 5.8%
Ally Financial, Inc.,
4.125%, 3–30–20	2,950	3,009
American Honda Finance Corp.:
7.625%, 10–1–18(A)	1,000	1,085
2.125%, 10–10–18	3,000	3,023
Capital One Financial Corp.,
6.750%, 9–15–17	1,000	1,023
Discover Financial Services,
3.950%, 11–6–24	2,000	2,003
Ford Motor Credit Co. LLC:
5.000%, 5–15–18	1,126	1,163
2.681%, 1–9–20	1,000	1,007
General Motors Financial Co., Inc. (GTD by AmeriCredit Financial Services, Inc.):
2.400%, 5–9–19	3,000	3,006
3.200%, 7–6–21	1,000	1,004
Hyundai Capital America,
2.875%, 8–9–18 (A)	1,000	1,010
Synchrony Financial:
1.875%, 8–15–17	1,475	1,476
2.600%, 1–15–19	1,995	2,010

Synchrony Financial (3-Month U.S. LIBOR plus 140 bps),
2.438%, 11–9–17 (C)	2,114	2,126

		22,945

Diversified Banks – 7.6%
ABN AMRO Bank N.V.,
2.100%, 1–18–19 (A)	2,000	2,001
Bank of America Corp.:
2.625%, 4–19–21	1,000	997
3.124%, 1–20–23	3,000	3,012
4.100%, 7–24–23	1,666	1,745
Bank of Montreal (1-Month U.S. LIBOR plus 60 bps),
1.430%, 6–6–17 (C)	1,500	1,501
Bank of New York Mellon Corp. (The),
2.300%, 9–11–19	2,550	2,574
BB&T Corp.,
2.050%, 5–10–21	1,150	1,132
Bear Stearns Co., Inc. (The),
6.400%, 10–2–17	2,000	2,048
Branch Banking and Trust Co.,
1.450%, 5–10–19	2,000	1,979
Mitsubishi UFJ Financial Group, Inc.,
2.998%, 2–22–22	500	505
Mizuho Financial Group, Inc.,
2.273%, 9–13–21	2,100	2,052
Northern Trust Corp.,
2.375%, 8–2–22	4,719	4,679
Royal Bank of Canada (3-Month U.S. LIBOR plus 26 bps),
1.258%, 4–4–17 (C)	2,000	2,000
Wachovia Corp.,
5.750%, 2–1–18	1,500	1,547
Wells Fargo & Co.:
3.069%, 1–24–23	1,500	1,506
3.000%, 2–19–25	995	970

		30,248

Investment Banking & Brokerage – 2.5%
Goldman Sachs Group, Inc. (The):
2.600%, 12–27–20	4,000	4,000
2.350%, 11–15–21	1,000	980
3.000%, 4–26–22	1,000	1,001
4.000%, 3–3–24	800	830
Morgan Stanley:
2.800%, 6–16–20	1,000	1,012
2.500%, 4–21–21	1,000	995
Morgan Stanley (3-Month U.S. LIBOR plus 110 bps),
3.000%, 5–31–23 (C)	300	304
Morgan Stanley (3–Month U.S. LIBOR plus 140 bps),
2.443%, 10–24–23 (C)	1,000	1,021

		10,143

Life & Health Insurance – 1.5%
Athene Global Funding,
2.875%, 10–23–18 (A)	2,550	2,565
New York Life Global Funding,
1.550%, 11–2–18 (A)	1,500	1,497
Principal Life Global Funding II,
2.625%, 11–19–20 (A)	2,000	2,018

		6,080

Other Diversified Financial Services – 3.6%
Citigroup, Inc.:
2.650%, 10–26–20	1,000	1,006
2.700%, 3–30–21	1,000	1,001
Citigroup, Inc. (3–Month U.S. LIBOR plus 107 bps),
2.176%, 12–8–21(C)	2,500	2,522
Fidelity National Financial, Inc.,
6.600%, 5–15–17	1,000	1,005
Fidelity National Information Services, Inc.,
2.850%, 10–15–18	1,100	1,115
JPMorgan Chase & Co.:
2.295%, 8–15–21	2,000	1,979
2.972%, 1–15–23	1,500	1,499
3.000%, 2–27–30 (B)	850	815
USAA Capital Corp.,
2.450%, 8–1–20 (A)	3,245	3,265

		14,207

Property & Casualty Insurance – 1.6%
ACE INA Holdings, Inc. (GTD by ACE Ltd.),
2.300%, 11–3–20	2,543	2,552
Berkshire Hathaway, Inc.:
2.100%, 8–14–19	3,000	3,029
2.750%, 3–15–23	1,000	1,000

		6,581

Regional Banks – 1.0%
PNC Bank N.A.,
2.400%, 10–18–19	870	877
PNC Funding Corp. (GTD by PNC Financial Services Group, Inc.),
6.700%, 6–10–19	1,447	1,592
Sumitomo Mitsui Trust Bank Ltd.,
2.050%, 3–6–19(A)	1,500	1,498

		3,967

Specialized Finance – 1.7%
ADOP Co.,
6.625%, 10–1–17 (A)	1,000	1,021
Diamond 1 Finance Corp. and Diamond 2 Finance Corp.,
3.480%, 6–1–19 (A)	1,875	1,922
Siemens Financieringsmaatschappij N.V. (3-Month U.S. LIBOR plus 61 bps),
1.716%, 3–16–22 (A)(C)	3,750	3,761

		6,704

Total Financials – 26.0%		103,751
Health Care

Biotechnology – 0.6%
Amgen, Inc.,
5.850%, 6–1–17	2,373	2,389

Health Care Supplies – 1.5%
Abbott Laboratories,
2.350%, 11–22–19	1,150	1,155
Catholic Health Initiatives,
2.600%, 8–1–18	3,575	3,596
Stryker Corp.,
2.625%, 3–15–21	1,000	1,006

		5,757

Managed Health Care – 0.6%
Aetna, Inc.,
1.500%, 11–15–17	2,475	2,474

Total Health Care – 2.7%		10,620
Industrials

Aerospace & Defense – 1.0%
BAE Systems Holdings, Inc.:
6.375%, 6–1–19 (A)	941	1,024
3.850%, 12–15–25 (A)	1,500	1,539
BAE Systems plc,
4.750%, 10–11–21 (A)	748	807
Exelis, Inc.,
5.550%, 10–1–21	460	511

		3,881

Air Freight & Logistics – 0.6%
FedEx Corp.,
8.000%, 1–15–19	2,252	2,482

Airlines – 0.6%
Aviation Capital Group Corp.,
2.875%, 1–20–22 (A)	1,000	993
Southwest Airlines Co.,
2.650%, 11–5–20	1,500	1,515

		2,508

Environmental & Facilities Services – 1.9%
Republic Services, Inc.,
3.800%, 5–15–18	4,000	4,087
Waste Management, Inc. (GTD by Waste Management Holdings, Inc.):
6.100%, 3–15–18	2,540	2,647
7.100%, 8–1–26	550	696

		7,430

Industrial Conglomerates – 1.3%
General Electric Capital Corp.,
5.012%, 1–1–24	2,128	2,253
Honeywell International, Inc.,
1.850%, 11–1–21	2,945	2,887

		5,140

Railroads – 0.7%
Burlington Northern Santa Fe Corp.,
5.750%, 3–15–18	2,750	2,860

Total Industrials – 6.1%		24,301
Information Technology

Application Software – 0.4%
NVIDIA Corp.,
2.200%, 9–16–21	1,500	1,469

Communications Equipment – 0.9%
Cisco Systems, Inc.,
2.200%, 2–28–21	2,000	2,001
Harris Corp.,
1.999%, 4–27–18	777	778
L-3 Communications Corp.,
3.850%, 12–15–26	750	760

		3,539

Data Processing & Outsourced Services – 1.0%
Alliance Data Systems Corp.,
6.375%, 4–1–20(A)	1,000	1,017
Visa, Inc.,
2.800%, 12–14–22	3,000	3,026

		4,043

Home Entertainment Software – 0.2%
Activision Blizzard, Inc.,
2.300%, 9–15–21 (A)	1,000	979

Semiconductors – 1.2%
Broadcom Corp. and Broadcom Cayman Finance Ltd. (GTD by Broadcom Ltd.),
2.375%, 1–15–20(A)	1,500	1,500
Intel Corp.,
2.450%, 7–29–20	1,000	1,016
Samsung Electronics America, Inc. (GTD by Samsung Electronics Co. Ltd.),
1.750%, 4–10–17 (A)	2,250	2,250

		4,766

Systems Software – 1.5%
CA, Inc.,
5.375%, 12–1–19	1,500	1,621
Microsoft Corp.:
2.000%, 11–3–20	2,000	2,006
2.875%, 2–6–24	2,250	2,264

		5,891

Technology Hardware, Storage & Peripherals – 1.1%
Apple, Inc.:
1.550%, 2–7–20	2,500	2,485
2.500%, 2–9–22	1,500	1,506
Seagate HDD Cayman (GTD by Seagate Technology plc),
4.250%, 3–1–22(A)	400	396

		4,387

Total Information Technology – 6.3%		25,074
Materials

Diversified Chemicals – 0.2%
Dow Chemical Co. (The),
4.250%, 11–15–20	724	768

Diversified Metals & Mining – 0.5%
Glencore Finance Canada Ltd.:
2.700%, 10–25–17 (B)	1,121	1,125
2.700%, 10–25–17 (A)(B)	905	909

		2,034

Specialty Chemicals – 0.4%
Methanex Corp.,
3.250%, 12–15–19	1,500	1,510

Total Materials – 1.1%		4,312
Real Estate

Specialized REITs – 0.4%
Crown Castle International Corp.:
2.250%, 9–1–21	500	486
4.875%, 4–15–22	1,000	1,076

		1,562

Total Real Estate – 0.4%		1,562
Telecommunication Services

Integrated Telecommunication Services – 0.7%
AT&T, Inc.,
5.875%, 10–1–19	2,592	2,822

Wireless Telecommunication Service – 1.9%
American Tower Corp.:
3.300%, 2–15–21	2,500	2,535
5.900%, 11–1–21	800	895
2.250%, 1–15–22	2,165	2,089
3.375%, 10–15–26	1,000	953
Crown Castle Towers LLC,
3.222%, 5–15–22(A)	1,000	1,015

		7,487

Total Telecommunication Services – 2.6%		10,309
Utilities

Electric Utilities – 2.0%
Edison International,
2.125%, 4–15–20	1,000	1,001
Emera U.S. Finance L.P. (GTD by Emera U.S. Holdings, Inc.),
2.150%, 6–15–19	1,000	1,000
Entergy Mississippi, Inc.,
2.850%, 6–1–28	1,050	999
Entergy Texas, Inc.,
2.550%, 6–1–21	1,275	1,260
MidAmerican Energy Co.,
3.700%, 9–15–23	1,545	1,612
National Rural Utilities Cooperative Finance Corp.,
1.650%, 2–8–19	1,000	999
Virginia Electric and Power Co., Series C,
2.750%, 3–15–23	1,000	993

		7,864

Multi-Utilities – 1.0%
Dominion Resources, Inc.,
6.400%, 6–15–18	3,000	3,158

Dominion Resources, Inc., Series A,
1.400%, 9–15–17	1,000	999

		4,157

Total Utilities – 3.0%		12,021

TOTAL CORPORATE DEBT SECURITIES – 64.8%		$258,114
(Cost: $257,588)

MORTGAGE-BACKED SECURITIES
Non-Agency REMIC/CMO – 0.4%
Bear Stearns Deutsche Bank Trust, Commercial Mortgage Pass-Through Certificates, Series 2005–AFR1, Class C,
5.097%, 9–15–27 (A)	640	683
CFCRE Commercial Mortgage Trust, Series 2015-RUM, Class B (1-Month U.S. LIBOR plus 215 bps),
2.920%, 7–15–30 (A)(C)	870	856

		1,539

TOTAL MORTGAGE-BACKED SECURITIES – 0.4%		$1,539
(Cost: $1,568)

MUNICIPAL BONDS - TAXABLE
California – 1.2%
Alameda Corridor Trans Auth, Taxable Sr Lien Rev Bonds, Ser 1999C,
6.500%, 10–1–19	$980	1,045
CA Various Purp GO Bonds,
7.700%, 11–1–30	1,750	2,061
The Regents of the Univ of CA, Gen Rev Bonds, Ser 2013AH,
1.796%, 7–1–19	1,500	1,508

		4,614

New York – 0.4%
NYC GO Bonds, Fiscal 2017 Ser A-2,
2.460%, 8–1–26	1,750	1,651

Texas – 0.3%
Katy Independent Sch Dist (Fort Bend, Harris and Waller Cntys, TX), Unlimited Tax Sch Bldg Bonds, Ser 2010D,
6.349%, 2–15–41	1,150	1,276

TOTAL MUNICIPAL BONDS - TAXABLE – 1.9%		$7,541
(Cost: $7,704)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Agency Obligations – 1.6%
Federal Home Loan Bank:
2.500%, 4–27–26	2,000	1,936
1.750%, 7–21–31 (B)	1,640	1,612
1.700%, 7–25–31 (B)	1,500	1,448
2.000%, 11–25–31 (B)	200	192
U.S. Department of Transportation,
6.001%, 12–7–21 (A)(B)	1,000	1,123

		6,311

Mortgage-Backed Obligations – 14.6%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO:
2.699%, 5–25–18	1,032	1,044
2.125%, 8–28–31 (B)	725	693
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Year U.S. Treasury index plus 400 bps),
4.882%, 7–25–44 (A)(C)	1,100	1,131
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (3-Year U.S. Treasury index plus 315 bps),
4.631%, 11–25–49 (A)(C)	1,620	1,720
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 1-month LIBOR),
3.004%, 6–25–21 (A)(C)	747	755
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 1-year U.S. Treasury index),
4.160%, 9–25–44 (A)(C)	2,000	2,051
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 2-year U.S. Treasury index), 3.752%, 2–25–45 (A)(C)	1,906	1,947

Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 3-year U.S. Treasury index):
5.509%, 4–25–20 (A)(C)	880	947
4.345%, 1–25–46 (A)(C)	1,000	1,056
3.981%, 2–25–46 (A)(C)	70	73
4.424%, 12–25–48 (A)(C)	3,625	3,833
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 5-year U.S. Treasury index):
3.547%, 2–25–22 (A)(C)	1,000	994
4.949%, 8–25–44 (A)(C)	1,000	1,086
4.342%, 12–25–44 (A)(C)	3,047	3,227
3.870%, 5–25–45 (A)(C)	600	622
4.596%, 11–25–46 (A)(C)	1,557	1,669
3.565%, 11–25–47 (A)(C)	365	365
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 6-month U.S. Treasury index),
4.287%, 7–25–48 (A)(C)	1,275	1,287
Federal Home Loan Mortgage Corp. Fixed Rate Participation Certificates:
1.750%, 4–27–20	2,000	1,998
3.000%, 8–1–28	3,233	3,319
3.000%, 9–1–28	3,247	3,322
3.500%, 10–1–28	3,684	3,844
4.500%, 8–1–30	943	1,012
2.500%, 5–15–44	861	865
Federal National Mortgage Association Agency REMIC/CMO:
2.990%, 11–1–18	1,690	1,720
2.000%, 6–25–39	3,117	3,116
1.750%, 2–25–41	2,036	2,041
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
4.580%, 6–1–19	3,510	3,701
4.646%, 7–1–20	1,959	2,064
3.680%, 2–1–21	1,089	1,114
4.380%, 6–1–21	1,770	1,899
5.500%, 10–1–21	435	455
2.000%, 10–25–41	2,133	2,094
Government National Mortgage Association Agency REMIC/CMO,
2.000%, 3–16–42	1,320	1,310

		58,374

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 16.2%		$64,685
(Cost: $65,094)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 12.9%
U.S. Treasury Notes:
0.625%, 9–30–17	6,500	6,491
0.750%, 10–31–17	5,000	4,994
2.750%, 2–28–18	9,000	9,133
1.750%, 10–31–20	8,000	8,017
2.000%, 12–31–21	8,000	8,030
1.875%, 2–28–22	15,000	14,966

		51,631

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 12.9%		$51,631
(Cost: $51,612)

SHORT-TERM SECURITIES
Commercial Paper (D) – 2.2%
Caterpillar Financial Services Corp. (GTD by Caterpillar, Inc.),
0.800%, 4–10–17	5,000	4,999
Kroger Co. (The),
1.150%, 4–3–17	3,551	3,551

		8,550

Master Note – 0.3%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
1.190%, 4–5–17 (E)	1,157	1,157

Municipal Obligations – 0.6%
NYC GO Bonds, Fiscal 2008 Ser L-4 (GTD by U.S. Bank N.A.) (BVAL plus 16 bps),
0.900%, 4–1–17 (E)	2,500	2,500

TOTAL SHORT-TERM SECURITIES – 3.1%		$12,207
(Cost: $12,206)

TOTAL INVESTMENT SECURITIES – 100.3%		$399,589
(Cost: $399,680)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.3)%		(1,074)

NET ASSETS – 100.0%		$398,515

Notes to Schedule of Investments

(A)	Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017 the total value of these securities amounted to $75,064 or 18.9% of net assets.

(B)	Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at March 31, 2017.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2017. Description of the reference rate and spread, if applicable, are included in the security description.

(D)	Rate shown is the yield to maturity at March 31, 2017.

(E)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of March 31, 2017. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Asset-Backed Securities	$—	$3,872	$—
Corporate Debt Securities	—	258,114	—
Mortgage-Backed Securities	—	1,539	—
Municipal Bonds	—	7,541	—
United States Government Agency Obligations	—	64,685	—
United States Government Obligations	—	51,631	—
Short-Term Securities	—	12,207	—
Total	$—	$399,589	$—

During the period ended September 30, 2016, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

REIT = Real Estate Investment Trusts

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at March 31, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$399,680
Gross unrealized appreciation	1,511
Gross unrealized depreciation	(1,602)
Net unrealized depreciation	$(91)

SCHEDULE OF INVESTMENTS Micro Cap Growth (in thousands)	MARCH 31, 2017 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Auto Parts & Equipment – 2.9%
Motorcar Parts of America, Inc. (A)	60	$1,828

Home Improvement Retail – 4.0%
Tile Shop Holdings, Inc.	129	2,474

Leisure Products – 3.0%
Nautilus Group, Inc. (The) (A)	103	1,872

Restaurants – 1.1%
Carrols Restaurant Group, Inc. (A)	10	144
Kona Grill, Inc. (A)	88	553

		697

Specialty Stores – 1.5%
Sportsman’s Warehouse Holdings, Inc. (A)	197	942

Total Consumer Discretionary – 12.5%		7,813
Consumer Staples

Distillers & Vintners – 1.6%
MGP Ingredients, Inc.	19	1,025

Packaged Foods & Meats – 0.5%
Inventure Foods, Inc. (A)	65	286

Total Consumer Staples – 2.1%		1,311
Energy

Oil & Gas Equipment & Services – 1.5%
Natural Gas Services Group, Inc. (A)	37	966

Oil & Gas Exploration & Production – 3.1%
Clayton Williams Energy, Inc. (A)	1	93
Earthstone Energy, Inc. (A)	33	422
Resolute Energy Corp. (A)	11	428
Ring Energy, Inc. (A)	89	963

		1,906

Total Energy – 4.6%		2,872
Financials

Regional Banks – 1.0%
State Bank Financial Corp.	23	611

Total Financials – 1.0%		611
Health Care

Biotechnology – 0.8%
Natera, Inc. (A)	56	495

Health Care Equipment – 10.5%
AxoGen, Inc. (A)	96	999
Entellus Medical, Inc. (A)	65	892
K2M Group Holdings, Inc. (A)	89	1,815
Obalon Therapeutics, Inc. (A)	61	655
Oxford Immunotec Global plc (A)	62	963
Tactile Systems Technology, Inc. (A)	65	1,237

		6,561

Health Care Services – 1.0%
Teladoc, Inc. (A)	26	640

Health Care Supplies – 1.4%
ICU Medical, Inc. (A)	6	870

Health Care Technology – 4.7%
Evolent Health, Inc., Class A (A)	69	1,534
Omnicell, Inc. (A)	35	1,423

		2,957

Pharmaceuticals – 5.5%
Aerie Pharmaceuticals, Inc. (A)	52	2,349
Intersect ENT, Inc. (A)	42	725
Revance Therapeutics, Inc. (A)	16	329

		3,403

Total Health Care – 23.9%		14,926
Industrials

Aerospace & Defense – 2.8%
Mercury Computer Systems, Inc. (A)	45	1,753

Building Products – 3.1%
American Woodmark Corp. (A)	10	936
PGT, Inc. (A)	94	1,012

		1,948

Construction & Engineering – 3.8%
MYR Group, Inc. (A)	58	2,366

Industrial Machinery – 3.0%
Kornit Digital Ltd. (A)	99	1,881

Trucking – 0.6%
YRC Worldwide, Inc. (A)	30	335

Total Industrials – 13.3%		8,283
Information Technology

Application Software – 5.2%
8x8, Inc. (A)	165	2,517
BlackLine, Inc. (A)	24	726

		3,243

Communications Equipment – 2.2%
Oclaro, Inc. (A)	142	1,390

Internet Software & Services – 16.2%
2U, Inc.(A)	17	690
Cornerstone OnDemand, Inc. (A)	41	1,598
Five9, Inc.(A)	38	625
GTT Communications, Inc. (A)	66	1,600
Mimecast Ltd. (A)	81	1,813
Q2 Holdings, Inc. (A)	56	1,966
SPS Commerce, Inc. (A)	31	1,831

		10,123

IT Consulting & Other Services – 0.7%
Unisys Corp. (A)	31	427

Semiconductor Equipment – 3.2%
PDF Solutions, Inc. (A)	88	1,997

Semiconductors – 3.0%
NVE Corp.	23	1,879

Systems Software – 1.0%
SecureWorks Corp., Class A (A)	66	625

Total Information Technology – 31.5%		19,684
Materials

Aluminum – 0.8%
Century Aluminum Co. (A)	38	480

Specialty Chemicals – 2.8%
Flotek Industries, Inc. (A)(B)	13	166
Flotek Industries, Inc. (A)	126	1,609

		1,775

Total Materials – 3.6%		2,255
Real Estate

Health Care REITs – 1.6%
Community Healthcare Trust, Inc.	42	996

Total Real Estate – 1.6%		996

TOTAL COMMON STOCKS – 94.1%		$58,751
(Cost: $45,937)

SHORT-TERM SECURITIES	Principal
Master Note – 5.9%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
1.190%, 4–5–17 (C)	$3,697	3,697

TOTAL SHORT-TERM SECURITIES – 5.9%		$3,697
(Cost: $3,697)

TOTAL INVESTMENT SECURITIES – 100.0%		$62,448
(Cost: $49,634)

LIABILITIES, NET OF CASH AND OTHER ASSETS – 0.0%		(9)

NET ASSETS – 100.0%		$62,439

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017 the total value of these securities amounted to $166 or 0.2% of net assets.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of March 31, 2017. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$58,751	$—	$—
Short-Term Securities	—	3,697	—
Total	$58,751	$3,697	$—

During the period ended March 31, 2017, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at March 31, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$49,634
Gross unrealized appreciation	16,203
Gross unrealized depreciation	(3,389)
Net unrealized appreciation	$12,814

SCHEDULE OF INVESTMENTS Mid Cap Growth (in thousands)	MARCH 31, 2017 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Apparel, Accessories & Luxury Goods – 4.0%
Burberry Group plc(A)	390	$8,432
Kate Spade & Co. (B)	370	8,597
lululemon athletica, Inc. (B)	168	8,710

		25,739

Auto Parts & Equipment – 2.1%
BorgWarner, Inc.	314	13,127

Homefurnishing Retail – 1.4%
Williams–Sonoma, Inc.	170	9,121

Internet & Direct Marketing Retail – 0.4%
Duluth Holdings, Inc., Class B (B)	121	2,566

Leisure Products – 2.0%
Polaris Industries, Inc.	149	12,521

Restaurants – 2.2%
Dunkin’ Brands Group, Inc.	257	14,064

Specialty Stores – 4.8%
Tiffany & Co.	175	16,653
Tractor Supply Co.	203	14,022

		30,675

Total Consumer Discretionary – 16.9%		107,813
Consumer Staples

Food Retail – 2.0%
Whole Foods Market, Inc.	418	12,414

Packaged Foods & Meats – 3.8%
Blue Buffalo Pet Products, Inc. (B)	297	6,831
Hain Celestial Group, Inc. (The) (B)	248	9,243
Lance, Inc.	206	8,285

		24,359

Total Consumer Staples – 5.8%		36,773
Energy

Oil & Gas Exploration & Production – 4.0%
Cabot Oil & Gas Corp.	266	6,364
Cimarex Energy Co.	43	5,174
Continental Resources, Inc. (B)	159	7,216
Noble Energy, Inc.	202	6,930

		25,684

Total Energy – 4.0%		25,684
Financials

Asset Management & Custody Banks – 0.9%
Oaktree Capital Group LLC	122	5,510

Diversified Banks – 2.0%
Northern Trust Corp.	149	12,916

Financial Exchanges & Data – 3.4%
CME Group, Inc.	146	17,357
MarketAxess Holdings, Inc.	24	4,535

		21,892

Regional Banks – 3.6%
First Republic Bank	132	12,367
Signature Bank (B)	73	10,801

		23,168

Total Financials – 9.9%		63,486
Health Care

Biotechnology – 5.1%
ACADIA Pharmaceuticals, Inc. (B)	298	10,256
Alkermes plc (B)	212	12,425
BioMarin Pharmaceutical, Inc. (B)	110	9,649

		32,330

Health Care Equipment – 5.3%
Edwards Lifesciences Corp. (B)	136	12,839
Intuitive Surgical, Inc. (B)	27	21,063

		33,902

Health Care Facilities – 0.7%
Acadia Healthcare Co., Inc. (B)	99	4,307

Health Care Services – 1.6%
Laboratory Corp. of America Holdings (B)	74	10,609

Health Care Supplies – 1.7%
Align Technology, Inc. (B)	97	11,110

Pharmaceuticals – 4.0%
Jazz Pharmaceuticals plc (B)	11	1,593
Pacira Pharmaceuticals, Inc. (B)	86	3,913
Zoetis, Inc.	371	19,814

		25,320

Total Health Care – 18.4%		117,578
Industrials

Air Freight & Logistics – 2.1%
Expeditors International of Washington, Inc.	239	13,503

Building Products – 3.1%
A. O. Smith Corp.	142	7,263
Allegion plc	39	2,924
Fortune Brands Home & Security, Inc.	161	9,798

		19,985

Construction Machinery & Heavy Trucks – 2.0%
WABCO Holdings, Inc. (B)	43	5,018
Westinghouse Air Brake Technologies Corp.	102	7,946

		12,964

Electrical Components & Equipment – 0.9%
Generac Holdings, Inc. (B)	159	5,918

Industrial Machinery – 1.6%
IDEX Corp.	105	9,840

Research & Consulting Services – 1.5%
Verisk Analytics, Inc., Class A (B)	117	9,457

Trading Companies & Distributors – 3.9%
Fastenal Co.	482	24,846

Total Industrials – 15.1%		96,513
Information Technology

Application Software – 2.7%
Ellie Mae, Inc. (B)	66	6,605
Guidewire Software, Inc. (B)	117	6,572
Tyler Technologies, Inc. (B)	26	4,041

		17,218

Communications Equipment – 2.3%
Arista Networks, Inc. (B)	33	4,411
Harris Corp.	89	9,874

		14,285

Electronic Manufacturing Services – 2.3%
Trimble Navigation Ltd. (B)	458	14,658

Home Entertainment Software – 2.7%
Electronic Arts, Inc. (B)	191	17,130

Internet Software & Services – 8.0%
CoStar Group, Inc. (B)	76	15,660
GrubHub, Inc. (B)	334	11,001
MercadoLibre, Inc.	61	12,940
Pandora Media, Inc. (B)	986	11,642

		51,243

Semiconductors – 4.1%
Maxim Integrated Products, Inc.	196	8,815
Microchip Technology, Inc.	237	17,488

		26,303

Systems Software – 4.1%
Red Hat, Inc. (B)	140	12,146
ServiceNow, Inc. (B)	159	13,939

		26,085

Total Information Technology – 26.2%		166,922
Materials

Fertilizers & Agricultural Chemicals – 1.0%
Scotts Miracle–Gro Co. (The)	69	6,454

Specialty Chemicals – 0.7%
Axalta Coating Systems Ltd. (B)	135	4,359

Total Materials – 1.7%		10,813

TOTAL COMMON STOCKS – 98.0%		$625,582
(Cost: $542,486)

SHORT-TERM SECURITIES	Principal
Commercial Paper (C) – 1.0%
Kroger Co. (The),
1.150%, 4–3–17	$3,374	3,374
Wisconsin Gas LLC,
0.940%, 4–7–17	3,000	2,999

		6,373

Master Note – 0.2%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
1.190%, 4–5–17 (D)	1,177	1,177

Municipal Obligations – 1.0%
City of Whittier, Hlth Fac Rev Bonds (Presbyterian Intercmnty Hosp), Ser 2009 (GTD by U.S. Bank N.A.) (BVAL plus 14 bps),
0.840%, 4–7–17 (D)	3,420	3,420
NY State Hsng Fin Agy, Related 42nd and 10th Hsng Rev Bonds, Ser 2010A (GTD by FHLMC) (BVAL plus 14 bps),
0.840%, 4–7–17 (D)	3,000	3,000

		6,420

TOTAL SHORT-TERM SECURITIES – 2.2%		$13,970
(Cost: $13,970)

TOTAL INVESTMENT SECURITIES – 100.2%		$639,552
(Cost: $556,456)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.2)%		(1,320)

NET ASSETS – 100.0%		$638,232

Notes to Schedule of Investments

(A)	Listed on an exchange outside the United States.

(B)	No dividends were paid during the preceding 12 months.

(C)	Rate shown is the yield to maturity at March 31, 2017.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of March 31, 2017:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$625,582	$—	$—
Short-Term Securities	—	13,970	—
Total	$625,582	$13,970	$—

During the period ended March 31, 2017, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

BVAL = Bloomberg Valuation Municipal AAA Benchmark

FHLMC = Federal Home Loan Mortgage Corp.

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

For Federal income tax purposes, cost of investments owned at March 31, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$556,456
Gross unrealized appreciation	118,994
Gross unrealized depreciation	(35,898)
Net unrealized appreciation	$83,096

SCHEDULE OF INVESTMENTS Natural Resources (in thousands)	MARCH 31, 2017 (UNAUDITED)

COMMON STOCKS	Shares	Value
Canada

Energy – 4.2%
Seven Generations Energy Ltd., Class A (A)	158	$2,892
Suncor Energy, Inc.	89	2,719

		5,611

Materials – 3.8%
Potash Corp. of Saskatchewan, Inc.	196	3,342
West Fraser Timber Co. Ltd.	42	1,769

		5,111

Total Canada – 8.0%		$10,722
China

Materials – 0.0%
China Metal Recycling (Holdings) Ltd. (A)(B)	1,900	—

Total China – 0.0%		$—
Netherlands

Energy – 2.0%
Core Laboratories N.V.	24	2,732

Total Netherlands – 2.0%		$2,732
United Kingdom

Materials – 9.7%
BHP Billiton plc	316	4,887
Randgold Resources Ltd. ADR	41	3,588
Rio Tinto plc	114	4,570

		13,045

Total United Kingdom – 9.7%		$13,045
United States

Energy – 68.0%
Cabot Oil & Gas Corp.	147	3,514
Chevron Corp.	32	3,382
Cimarex Energy Co.	26	3,125
Concho Resources, Inc. (A)	29	3,670
Continental Resources, Inc. (A)	62	2,825
Diamondback Energy, Inc. (A)	32	3,303
Enterprise Products Partners L.P.	143	3,959
EOG Resources, Inc.	49	4,824
EQT Midstream Partners L.P.	21	1,584
Halliburton Co.	178	8,735
Helmerich & Payne, Inc.	36	2,420
Keane Group, Inc. (A)	84	1,195
Magellan Midstream Partners L.P.	58	4,438
Marathon Petroleum Corp.	66	3,356
MPLX L.P.	81	2,918
Noble Energy, Inc.	68	2,350
Parsley Energy, Inc., Class A (A)	109	3,558
Patterson–UTI Energy, Inc.	142	3,443
Phillips 66	45	3,557
Pioneer Natural Resources Co.	24	4,386
Plains All American Pipeline L.P.	119	3,768
Rice Energy, Inc. (A)	69	1,633

RPC, Inc.	202	3,701
RSP Permian, Inc. (A)	68	2,803
Schlumberger Ltd.	81	6,287
U.S. Silica Holdings, Inc.	29	1,404
WPX Energy, Inc. (A)	104	1,386

		91,524

Industrials – 5.4%
Flowserve Corp.	80	3,881
Union Pacific Corp.	31	3,331

		7,212

Materials – 5.0%
Air Products and Chemicals, Inc.	23	3,119
Dow Chemical Co. (The)	57	3,647

		6,766

Total United States – 78.4%		$105,502

TOTAL COMMON STOCKS – 98.1%		$132,001
(Cost: $134,615)

PREFERRED STOCKS
United States

Utilities – 0.0%
Konarka Technologies, Inc., 8.000%, Convertible (A)(C)	68	—

Total United States – 0.0%		$—

TOTAL PREFERRED STOCKS – 0.0%		$—
(Cost: $211)

SHORT-TERM SECURITIES	Principal
Master Note – 1.4%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps)
1.190%, 4–5–17 (D)	$1,841	1,841

TOTAL SHORT-TERM SECURITIES – 1.4%		$1,841
(Cost: $1,841)

TOTAL INVESTMENT SECURITIES – 99.5%		$133,842
(Cost: $136,667)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.5%		711

NET ASSETS – 100.0%		$134,553

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities whose value was determined using significant unobservable inputs.

(C)	Restricted security. At March 31, 2017, the Portfolio owned the following restricted security:

Security	Acquisition Date(s)	Shares	Cost	Market Value
Konarka Technologies, Inc., 8.000%, Convertible	8-31-07	68	$211	$–

The total value of this security represented 0.0% of net assets at March 31, 2017.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

The following forward foreign currency contracts were outstanding at March 31, 2017:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
British Pound	7,679	U.S. Dollar	9,508	4-21-17	UBS AG	$—	$117
Canadian Dollar	9,723	U.S. Dollar	7,294	4-21-17	UBS AG	—	19
						$—	$136

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of March 31, 2017:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$132,001	$—	$—
Preferred Stocks	—	—	—
Short-Term Securities	—	1,841	—
Total	$132,001	$1,841	$—
Liabilities
Forward Foreign Currency Contracts	$—	$136	$—

During the period ended March 31, 2017, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

LIBOR = London Interbank Offered Rate

For Federal income tax purposes, cost of investments owned at March 31, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$136,667
Gross unrealized appreciation	8,751
Gross unrealized depreciation	(11,576)
Net unrealized depreciation	$(2,825)

SCHEDULE OF INVESTMENTS Pathfinder Aggressive (in thousands)	SEPTEMBER 30, 2016 (UNAUDITED)

Pathfinder Aggressive

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy VIP Bond	706	$3,756
Ivy VIP Global Growth	1,043	9,206
Ivy VIP Growth	1,344	15,072
Ivy VIP High Income	510	1,885
Ivy VIP International Core Equity	770	12,725
Ivy VIP Limited–Term Bond	878	4,317
Ivy VIP Mid Cap Growth	690	6,937
Ivy VIP Small Cap Core	385	7,281
Ivy VIP Small Cap Growth	694	7,168
Ivy VIP Value	1,137	6,974

TOTAL AFFILIATED MUTUAL FUNDS – 98.7%		$75,321
(Cost: $78,203)

SHORT-TERM SECURITIES	Principal
Master Note – 1.3%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
1.190%, 4–5–17 (A)	996	996

TOTAL SHORT-TERM SECURITIES – 1.3%		$996
(Cost: $996)

TOTAL INVESTMENT SECURITIES – 100.0%		$76,317
(Cost: $79,199)

LIABILITIES, NET OF CASH AND OTHER ASSETS – 0.0%		—

NET ASSETS – 100.0%		$76,317

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.
• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio investments by the fair value hierarchy levels as of March 31, 2017.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$75,321	$—	$—
Short-Term Securities	—	996	—
Total	$75,321	$996	$—

During the period ended September 30, 2016, there were no transfers between any levels.

For Federal income tax purposes, cost of investments owned at March 31, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$79,199
Gross unrealized appreciation	916
Gross unrealized depreciation	(3,798)
Net unrealized depreciation	$(2,882)

SCHEDULE OF INVESTMENTS
Pathfinder Moderate - Managed Volatility (in thousands)	MARCH 31, 2017 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy VIP Bond	5,376	$28,591
Ivy VIP Dividend Opportunities	9,632	77,864
Ivy VIP Global Growth	4,861	42,901
Ivy VIP Government Money Market	77,845	77,845
Ivy VIP Growth	6,508	73,004
Ivy VIP High Income	2,822	10,434
Ivy VIP International Core Equity	3,449	56,979
Ivy VIP Limited-Term Bond	11,364	55,855
Ivy VIP Mid Cap Growth	2,065	20,758
Ivy VIP Small Cap Core	1,120	21,213
Ivy VIP Small Cap Growth	3,286	33,939
Ivy VIP Value	3,402	20,869

TOTAL AFFILIATED MUTUAL FUNDS – 96.9%		$520,252
(Cost: $528,930)

SHORT-TERM SECURITIES	Principal
Commercial Paper (A) – 2.1%
Harley-Davidson Financial Services (GTD by Harley-Davidson Credit Corp.),
1.180%, 4–21–17	$4,000	3,997
J.M. Smucker Co. (The),
1.090%, 4–3–17	3,684	3,684
NBCUniversal Enterprise, Inc.,
1.150%, 4–13–17	4,000	3,998

		11,679

Master Note – 0.9%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
1.190%, 4–5–17 (B)	4,628	4,628

TOTAL SHORT-TERM SECURITIES – 3.0%		$16,307
(Cost: $16,308)

TOTAL INVESTMENT SECURITIES – 99.9%		$536,559
(Cost: $545,238)

CASH AND OTHER ASSETS, NET OF LIABILITIES (C) – 0.1%		476

NET ASSETS – 100.0%		$537,035

Notes to Schedule of Investments

(A)	Rate shown is the yield to maturity at March 31, 2017.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread are included in the security description.

(C)	Cash of $691 has been pledged as collateral on open futures contracts.

The following futures contracts were outstanding at March 31, 2017 (contracts unrounded):

Description	Type	Expiration Date	Number of Contracts	Value	Unrealized Appreciation (Depreciation)
RUSSELL 2000 MINI JUN17	Short	6-16-17	35	$(2,423)	$(23)
S&P 500 FUTURE JUN17	Short	6-16-17	23	(13,565)	23
				$(15,988)	$0

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio investments by the fair value hierarchy levels as of March 31, 2017.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$520,252	$—	$—
Short-Term Securities	—	16,307	—
Total	$520,252	$16,307	$—
Futures Contracts	$23	$—	$—
Liabilities
Futures Contracts	$23	$—	$—

During the period ended March 31, 2017, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

For Federal income tax purposes, cost of investments owned at March 31, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$545,238
Gross unrealized appreciation	2,743
Gross unrealized depreciation	(11,422)
Net unrealized depreciation	$(8,679)

SCHEDULE OF INVESTMENTS Pathfinder Moderate (in thousands)	MARCH 31, 2017 (UNAUDITED)

Pathfinder Moderate

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy VIP Bond	9,087	$48,328
Ivy VIP Dividend Opportunities	16,282	131,617
Ivy VIP Global Growth	8,217	72,518
Ivy VIP Government Money Market	131,584	131,584
Ivy VIP Growth	11,001	123,403
Ivy VIP High Income	4,770	17,638
Ivy VIP International Core Equity	5,830	96,314
Ivy VIP Limited-Term Bond	19,208	94,413
Ivy VIP Mid Cap Growth	3,491	35,088
Ivy VIP Small Cap Core	1,894	35,858
Ivy VIP Small Cap Growth	5,555	57,368
Ivy VIP Value	5,751	35,277

TOTAL AFFILIATED MUTUAL FUNDS – 99.9%		$879,406
(Cost: $877,184)

SHORT-TERM SECURITIES	Principal
Master Note – 0.1%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
1.190%, 4–5–17 (A)	$858	858

TOTAL SHORT-TERM SECURITIES – 0.1%		$858
(Cost: $858)

TOTAL INVESTMENT SECURITIES – 100.0%		$880,264
(Cost: $878,042)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.0%		93

NET ASSETS – 100.0%		$880,357

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio investments by the fair value hierarchy levels as of March 31, 2017. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$879,406	$—	$—
Short-Term Securities	—	858	—
Total	$879,406	$858	$—

During the period ended March 31, 2017, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

LIBOR = London Interbank Offered Rate

For Federal income tax purposes, cost of investments owned at March 31, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$878,042
Gross unrealized appreciation	14,998
Gross unrealized depreciation	(12,776)
Net unrealized appreciation	$2,222

SCHEDULE OF INVESTMENTS
Pathfinder Moderately Aggressive – Managed Volatility (in thousands)	SEPTEMBER 30, 2016 (UNAUDITED)

Pathfinder Moderately Aggressive - Managed Volatility

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy VIP Bond	789	$4,194
Ivy VIP Dividend Opportunities	1,480	11,967
Ivy VIP Global Growth	951	8,392
Ivy VIP Government Money Market	3,988	3,988
Ivy VIP Growth	1,000	11,220
Ivy VIP High Income	488	1,804
Ivy VIP International Core Equity	663	10,946
Ivy VIP Limited-Term Bond	1,746	8,584
Ivy VIP Mid Cap Growth	357	3,589
Ivy VIP Small Cap Core	323	6,113
Ivy VIP Small Cap Growth	583	6,019
Ivy VIP Value	523	3,208

TOTAL AFFILIATED MUTUAL FUNDS – 97.1%		$80,024
(Cost: $82,894)

SHORT-TERM SECURITIES	Principal	Value
Master Note – 2.8%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
1.190%, 4–5–17 (A)	2,317	2,317

TOTAL SHORT-TERM SECURITIES – 2.8%		$2,317
(Cost: $2,317)

TOTAL INVESTMENT SECURITIES – 99.9%		$82,341
(Cost: $85,211)

CASH AND OTHER ASSETS, NET OF LIABILITIES (B) – 0.1%		105

NET ASSETS – 100.0%		$82,446

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(B) Cash of $95 has been pledged as collateral on open futures contracts.

The following futures contracts were outstanding at March 31, 2017 (contracts unrounded):

Description	Type	Expiration Date	Number of Contracts	Value	Unrealized Appreciation (Depreciation)
RUSSELL 2000 MINI JUN17	Short	6-16-17	6	$(415)	$(4)
S&P 500 FUTURE JUN17	Short	6-16-17	3	(1,770)	3
				$(2,185)	$(1)

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio investments by the fair value hierarchy levels as of March 31, 2017.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$80,024	$—	$—
Short-Term Securities	—	2,317	—
Total	$80,024	$2,317	$—
Futures Contracts	$3	$—	$—
Liabilities
Futures Contracts	$4	$—	$—

During the period ended September 30, 2016, there were no transfers between Level 1 and 2.

For Federal income tax purposes, cost of investments owned at March 31, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$85,211
Gross unrealized appreciation	437
Gross unrealized depreciation	(3,306)
Net unrealized depreciation	$(2,870)

SCHEDULE OF INVESTMENTS
Pathfinder Moderately Aggressive (in thousands)	MARCH 31, 2017 (UNAUDITED)

Pathfinder Moderately Aggressive

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy VIP Bond	10,309	$54,828
Ivy VIP Dividend Opportunities	19,351	156,428
Ivy VIP Global Growth	12,430	109,695
Ivy VIP Government Money Market	52,130	52,130
Ivy VIP Growth	13,075	146,666
Ivy VIP High Income	6,378	23,583
Ivy VIP International Core Equity	8,661	143,088
Ivy VIP Limited-Term Bond	22,829	112,211
Ivy VIP Mid Cap Growth	4,668	46,915
Ivy VIP Small Cap Core	4,221	79,908
Ivy VIP Small Cap Growth	7,617	78,672
Ivy VIP Value	6,835	41,927

TOTAL AFFILIATED MUTUAL FUNDS – 99.9%		$1,046,051
(Cost: $1,038,955)

SHORT-TERM SECURITIES	Principal
Master Note – 0.1%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
1.190%, 4–5–17 (A)	$836	836

TOTAL SHORT-TERM SECURITIES – 0.1%		$836
(Cost: $836)

TOTAL INVESTMENT SECURITIES – 100.0%		$1,046,887
(Cost: $1,039,791)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.0%		103

NET ASSETS – 100.0%		$1,046,990

Notes to Schedule of Investments

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio investments by the fair value hierarchy levels as of March 31, 2017. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$1,046,051	$—	$—
Short-Term Securities	—	836	—
Total	$1,046,051	$836	$—

During the period ended March 31, 2017, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

LIBOR = London Interbank Offered Rate

For Federal income tax purposes, cost of investments owned at March 31, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,039,791
Gross unrealized appreciation	23,711
Gross unrealized depreciation	(16,615)
Net unrealized appreciation	$7,096

SCHEDULE OF INVESTMENTS
Pathfinder Moderately Conservative – Managed Volatility (in thousands)	MARCH 31, 2017 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy VIP Bond	722	$3,839
Ivy VIP Dividend Opportunities	990	8,000
Ivy VIP Global Growth	454	4,007
Ivy VIP Government Money Market	13,329	13,329
Ivy VIP Growth	836	9,375
Ivy VIP High Income	317	1,172
Ivy VIP International Core Equity	332	5,488
Ivy VIP Limited-Term Bond	2,138	10,509
Ivy VIP Mid Cap Growth	265	2,666
Ivy VIP Small Cap Core	108	2,043
Ivy VIP Small Cap Growth	357	3,688
Ivy VIP Value	437	2,680

TOTAL AFFILIATED MUTUAL FUNDS – 96.8%		$66,796
(Cost: $68,205)

SHORT-TERM SECURITIES	Principal
Master Note – 3.0%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 1.190%, 4–5–17 (A)	$2,075	2,075

TOTAL SHORT-TERM SECURITIES – 3.0%		$2,075
(Cost: $2,075)

TOTAL INVESTMENT SECURITIES – 99.8%		$68,871
(Cost: $70,280)

CASH AND OTHER ASSETS, NET OF LIABILITIES (B) – 0.2%		113

NET ASSETS – 100.0%		$68,984

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(B)	Cash of $120 has been pledged as collateral on open futures contracts.

The following futures contracts were outstanding at March 31, 2017 (contracts unrounded):

Description	Type	Expiration Date	Number of Contracts	Value	Unrealized Appreciation (Depreciation)
E-mini Russell 2000 Index	Short	6-16-17	6	$(416)	$(4)
S&P 500 Index	Short	6-16-17	4	(2,359)	4
				$(2,775)	$—	*

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio investments by the fair value hierarchy levels as of March 31, 2017:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$66,796	$—	$—
Short-Term Securities	—	2,075	—
Total	$66,796	$2,075	$—
Futures Contracts	$4	$—	$—
Liabilities
Futures Contracts	$4	$—	$—

During the period ended March 31, 2017, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

LIBOR = London Interbank Offered Rate

For Federal income tax purposes, cost of investments owned at March 31, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$70,280
Gross unrealized appreciation	234
Gross unrealized depreciation	(1,643)
Net unrealized depreciation	$(1,409)

SCHEDULE OF INVESTMENTS
Pathfinder Moderately Conservative (in thousands)	MARCH 31, 2017 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy VIP Bond	2,820	$14,998
Ivy VIP Dividend Opportunities	3,867	31,256
Ivy VIP Global Growth	1,774	15,656
Ivy VIP Government Money Market	52,079	52,079
Ivy VIP Growth	3,266	36,631
Ivy VIP High Income	1,239	4,581
Ivy VIP International Core Equity	1,298	21,443
Ivy VIP Limited-Term Bond	8,354	41,061
Ivy VIP Mid Cap Growth	1,036	10,416
Ivy VIP Small Cap Core	422	7,983
Ivy VIP Small Cap Growth	1,395	14,409
Ivy VIP Value	1,707	10,472

TOTAL AFFILIATED MUTUAL FUNDS – 99.6%		$260,985
(Cost: $263,343)

SHORT-TERM SECURITIES	Principal
Master Note – 0.3%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 1.190%, 4–5–17 (A)	$856	856

TOTAL SHORT-TERM SECURITIES – 0.3%		$856
(Cost: $856)

TOTAL INVESTMENT SECURITIES – 99.9%		$261,841
(Cost: $264,199)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%		132

NET ASSETS – 100.0%		$261,973

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread are included in the security description.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio investments by the fair value hierarchy levels as of March 31, 2017.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$260,985	$—	$—
Short-Term Securities	—	856	—
Total	$260,985	$856	$—

During the period ended March 31, 2017, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

LIBOR = London Interbank Offered Rate

For Federal income tax purposes, cost of investments owned at March 31, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$264,199
Gross unrealized appreciation	2,281
Gross unrealized depreciation	(4,639)
Net unrealized depreciation	$(2,358)

SCHEDULE OF INVESTMENTS
Pathfinder Conservative (in thousands)	SEPTEMBER 30, 2016 (UNAUDITED)

Pathfinder Conservative

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy VIP Bond	1,273	$6,770
Ivy VIP Dividend Opportunities	1,673	13,521
Ivy VIP Global Growth	512	4,515
Ivy VIP Government Money Market	33,795	33,795
Ivy VIP Growth	1,312	14,715
Ivy VIP High Income	459	1,699
Ivy VIP International Core Equity	357	5,903
Ivy VIP Limited-Term Bond	3,614	17,763
Ivy VIP Mid Cap Growth	336	3,379
Ivy VIP Small Cap Core	122	2,302
Ivy VIP Small Cap Growth	494	5,100
Ivy VIP Value	554	3,398

TOTAL AFFILIATED MUTUAL FUNDS – 99.1%		$112,860
(Cost: $114,486)

SHORT-TERM SECURITIES	Principal
Master Note – 0.8%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 1.190%, 4–5–17 (A)	929	929

TOTAL SHORT-TERM SECURITIES – 0.8%		$929
(Cost: $929)

TOTAL INVESTMENT SECURITIES – 99.9%		$113,789
(Cost: $115,415)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%		70

NET ASSETS – 100.0%		$113,859

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio investments by the fair value hierarchy levels as of March 31, 2017.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$112,860	$—	$—
Short-Term Securities	—	929	—
Total	$112,860	$929	$—

During the period ended September 30, 2016, there were no transfers between any levels.

For Federal income tax purposes, cost of investments owned at March 31, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$115,415
Gross unrealized appreciation	358
Gross unrealized depreciation	(1,985)
Net unrealized depreciation	$(1,626)

SCHEDULE OF INVESTMENTS
Real Estate Securities (in thousands)	MARCH 31, 2017 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Hotels, Resorts & Cruise Lines – 0.2%
Hilton Worldwide Holdings, Inc.	2	$88

Total Consumer Discretionary – 0.2%		88
Real Estate

Diversified REITs – 1.8%
Liberty Property Trust	22	848

Health Care REITs – 9.9%
HCP, Inc.	30	951
Healthcare Trust of America, Inc., Class A	18	554
Omega Healthcare Investors, Inc.	6	208
Physicians Realty Trust	30	586
Ventas, Inc.	16	1,034
Welltower, Inc.	18	1,260

		4,593

Hotel & Resort REITs – 4.3%
Apple Hospitality REIT, Inc.	22	420
Host Hotels & Resorts, Inc.	57	1,068
Sunstone Hotel Investors, Inc.	33	500

		1,988

Industrial REITs – 7.7%
Duke Realty Corp.	40	1,059
First Industrial Realty Trust, Inc.	7	192
ProLogis, Inc.	45	2,330

		3,581

Office REITs – 17.0%
Alexandria Real Estate Equities, Inc.	12	1,348
Boston Properties, Inc.	11	1,390
Brandywine Realty Trust	59	958
Corporate Office Properties Trust	31	1,013
Highwoods Properties, Inc.	10	481
Hudson Pacific Properties, Inc.	15	527
Kilroy Realty Corp.	11	793
SL Green Realty Corp.	5	501
Vornado Realty Trust	9	922

		7,933

Residential REITs – 21.3%
American Campus Communities, Inc.	11	504
American Homes 4 Rent	30	684
Apartment Investment and Management Co., Class A	16	691
AvalonBay Communities, Inc.	7	1,333
Education Realty Trust, Inc.	13	515
Equity Lifestyle Properties, Inc.	1	116
Equity Residential	23	1,426
Essex Property Trust, Inc.	4	869
Invitation Homes, Inc. (A)	20	434

Mid-America Apartment Communities, Inc.	15	1,506
Sun Communities, Inc.	8	659
UDR, Inc.	34	1,215

		9,952

Retail REITs – 17.7%
Agree Realty Corp.	10	456
Brixmor Property Group, Inc.	48	1,026
Federal Realty Investment Trust	2	200
General Growth Properties, Inc.	40	933
Kimco Realty Corp.	17	384
Regency Centers Corp.	20	1,315
Simon Property Group, Inc.	23	3,928

		8,242

Specialized REITs – 17.8%
CubeSmart	16	405
CyrusOne, Inc.	16	839
Digital Realty Trust, Inc.	8	851
DuPont Fabros Technology, Inc.	16	798
Entertainment Properties Trust	6	442
Equinix, Inc.	6	2,480
Extra Space Storage, Inc.	14	1,027
Public Storage, Inc.	7	1,467

		8,309

Total Real Estate – 97.5%		45,446

TOTAL COMMON STOCKS – 97.7%		$45,534
(Cost: $45,292)

SHORT-TERM SECURITIES	Principal
Master Note – 2.3%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 1.190%, 4–5–17 (B)	$1,092	1,092

TOTAL SHORT-TERM SECURITIES – 2.3%		$1,092
(Cost: $1,092)

TOTAL INVESTMENT SECURITIES – 100.0%		$46,626
(Cost: $46,384)

LIABILITIES, NET OF CASH AND OTHER ASSETS – 0.0%		(18)

NET ASSETS – 100.0%		$46,608

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of March 31, 2017:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$45,534	$—	$—
Short-Term Securities	—	1,092	—
Total	$45,534	$1,092	$—

During the period ended March 31, 2017, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

REIT = Real Estate Investment Trust

LIBOR = London Interbank Offered Rate

For Federal income tax purposes, cost of investments owned at March 31, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$46,384
Gross unrealized appreciation	2,030
Gross unrealized depreciation	(1,788)
Net unrealized appreciation	$242

SCHEDULE OF INVESTMENTS
Science and Technology (in thousands)	MARCH 31, 2017 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Automobile Manufacturers – 0.5%
Tesla Motors, Inc. (A)	10	$2,755

Consumer Electronics – 1.7%
Garmin Ltd.	184	9,394

Internet & Direct Marketing Retail – 1.0%
Netflix, Inc. (A)	37	5,499

Total Consumer Discretionary – 3.2%		17,648
Consumer Staples

Agricultural Products – 0.0%
Arcadia Biosciences, Inc. (A)	270	184

Total Consumer Staples – 0.0%		184
Health Care

Biotechnology – 8.0%
Evogene Ltd. (A)	175	938
Ionis Pharmaceuticals, Inc. (A)	354	14,231
Kite Pharma, Inc. (A)	66	5,165
Vertex Pharmaceuticals, Inc. (A)	216	23,663

		43,997

Health Care Equipment – 0.2%
Avinger, Inc. (A)	433	824

Health Care Facilities – 1.0%
Tenet Healthcare Corp. (A)	326	5,772

Health Care Technology – 3.3%
Cerner Corp. (A)	308	18,102

Managed Health Care – 1.2%
Cigna Corp.	45	6,577

Pharmaceuticals – 1.0%
Teva Pharmaceutical Industries Ltd. ADR	170	5,442

Total Health Care – 14.7%		80,714
Information Technology

Application Software – 9.7%
ACI Worldwide, Inc. (A)	886	18,956
Aspen Technology, Inc. (A)	346	20,380
Globant S.A. (A)	68	2,481
Silver Spring Networks, Inc. (A)	552	6,236
Snap, Inc., Class A (A)	238	5,363

		53,416

Data Processing & Outsourced Services – 12.5%
Alliance Data Systems Corp.	112	27,988
Euronet Worldwide, Inc. (A)(B)	268	22,939
WNS (Holdings) Ltd. ADR (A)	637	18,224

		69,151

Electronic Components – 2.9%
Universal Display Corp.	183	15,713

Internet Software & Services – 12.3%
Alibaba Group Holding Ltd. ADR (A)	141	15,193
Alphabet, Inc., Class A (A)	13	11,361
Alphabet, Inc., Class C (A)	18	14,794
Facebook, Inc., Class A (A)	154	21,833
Pandora Media, Inc. (A)	376	4,437

		67,618

IT Consulting & Other Services – 3.3%
Acxiom Corp. (A)	411	11,690
CSRA, Inc.	220	6,441

		18,131

Semiconductor Equipment – 1.9%
ASML Holding N.V., NY Registry Shares	54	7,105
Photronics, Inc. (A)	320	3,426

		10,531

Semiconductors – 23.4%
Cypress Semiconductor Corp.	1,027	14,137
Dialog Semiconductor plc (A)(C)	139	7,077
Intel Corp.	291	10,489
Marvell Technology Group Ltd.	540	8,246
Microchip Technology, Inc.	75	5,526

Micron Technology, Inc. (A)	1,299	37,527
Microsemi Corp. (A)	533	27,471
Rambus, Inc. (A)	765	10,045
Semtech Corp. (A)	246	8,305

		128,823

Systems Software – 5.0%
Microsoft Corp.	420	27,668

Technology Hardware, Storage & Peripherals – 2.1%
Hewlett-Packard Co.	648	11,583

Total Information Technology – 73.1%		402,634
Materials

Commodity Chemicals – 0.2%
BioAmber, Inc. (A)	480	1,114

Fertilizers & Agricultural Chemicals – 0.1%
Marrone Bio Innovations, Inc. (A)	280	545

Total Materials – 0.3%		1,659
Real Estate

Specialized REITs – 1.4%
QTS Realty Trust, Inc., Class A	159	7,737

Total Real Estate – 1.4%		7,737
Telecommunication Services

Alternative Carriers – 1.9%
Zayo Group Holdings, Inc. (A)	324	10,643

Total Telecommunication Services – 1.9%		10,643
Utilities

Renewable Electricity – 1.1%
Atlantica Yield plc	283	5,933

Total Utilities – 1.1%		5,933

TOTAL COMMON STOCKS – 95.7%		$527,152
(Cost: $338,644)

WARRANTS
Commodity Chemicals – 0.0%
BioAmber, Inc., expires 5–9–17 (D)	201	9

Fertilizers & Agricultural Chemicals – 0.0%
Marrone Bio Innovations, Inc., expires 8–20–23 (D)(E)	230	9

TOTAL WARRANTS – 0.0%		$18
(Cost: $24)

PURCHASED OPTIONS	Number of Contracts (Unrounded)
Netflix, Inc., Call $160.00, Expires 6–16–17, OTC (Ctrpty: Citibank N.A.)	692	285

TOTAL PURCHASED OPTIONS – 0.0%		$285
(Cost: $207)

CORPORATE DEBT SECURITIES	Principal
Materials

Fertilizers & Agricultural Chemicals – 0.4%
Marrone Bio Innovations, Inc., 8.000%, 8–20–20 (E)	$2,300	2,310

Total Materials – 0.4%		2,310

TOTAL CORPORATE DEBT SECURITIES – 0.4%		$2,310
(Cost: $2,300)

SHORT-TERM SECURITIES
Commercial Paper (F) – 1.4%
CVS Health Corp., 1.130%, 4–10–17	5,000	4,999
Wisconsin Gas LLC, 0.940%, 4–7–17	3,000	2,999

		7,998

Master Note – 0.9%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 1.190%, 4–5–17 (G)	4,788	4,788

Municipal Obligations – 1.3%
Santa Clara Cnty Fin Auth, Var Rate Rev Bonds, El Camino Hosp, Ser 2009A (GTD by Wells Fargo Bank N.A.) (BVAL plus 18 bps), 0.880%, 4–7–17 (G)	7,049	7,049

TOTAL SHORT-TERM SECURITIES – 3.6%		$19,835
(Cost: $19,835)

TOTAL INVESTMENT SECURITIES – 99.7%		$549,600
(Cost: $361,010)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.3%		1,408

NET ASSETS – 100.0%		$551,008

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	All or a portion of securities with an aggregate value of $1,796 are held in collateralized accounts to cover potential obligations with respect to outstanding written options.

(C)	Listed on an exchange outside the United States.

(D)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non–income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(E)	Restricted securities. At March 31, 2017, the Fund owned the following restricted securities:

Security	Acquisition Date(s)	Principal	Cost	Market Value
Marrone Bio Innovations, Inc., 8.000%, 08-20-20	8-20-15	$2,300	$2,300	$2,310
Marrone Bio Innovations, Inc., expires 8-20-23	8-20-15	230	$—	$9
			$2,300	$2,319

The total value of these securities represented 0.4% of net assets at March 31, 2017.

(F)	Rate shown is the yield to maturity at March 31, 2017.

(G)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of March 31, 2017. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$17,648	$—	$—
Consumer Staples	184	—	—
Health Care	79,776	938	—
Information Technology	402,634	—	—
Materials	1,659	—	—
Real Estate	7,737	—	—
Telecommunication Services	10,643	—	—
Utilities	5,933	—	—
Total Common Stocks	$526,214	$938	$—
Warrants	9	9	—
Purchased Options	—	285	—
Corporate Debt Securities	—	2,310	—
Short-Term Securities	—	19,835	—
Total	$526,223	$23,377	$—

During the period ended March 31, 2017, securities totaling $893 were transferred from Level 1 to Level 2 due to the lack of observable market data due to decreased market activity or information for these securities. Transfers out of Level 1 represent the values as of the beginning of the reporting period.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

BVAL = Bloomberg Valuation Municipal AAA Benchmark

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

OTC = Over the Counter

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at March 31, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$361,010
Gross unrealized appreciation	218,710
Gross unrealized depreciation	(30,120)
Net unrealized appreciation	$188,590

SCHEDULE OF INVESTMENTS Small Cap Growth (in thousands)	MARCH 31, 2017 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Apparel Retail – 1.7%
Burlington Stores, Inc. (A)	74	$7,193

Automotive Retail – 1.0%
Monro Muffler Brake, Inc.	85	4,444

Distributors – 2.6%
Pool Corp.	93	11,091

General Merchandise Stores – 0.8%
Ollie’s Bargain Outlet Holdings, Inc. (A)	99	3,312

Homebuilding – 1.3%
Installed Building Products, Inc. (A)	108	5,719

Hotels, Resorts & Cruise Lines – 1.1%
Hilton Grand Vacations, Inc. (A)	158	4,519

Leisure Facilities – 1.6%
Vail Resorts, Inc. (B)	36	6,837

Leisure Products – 0.5%
Nautilus Group, Inc. (The) (A)	124	2,268

Restaurants – 4.6%
Dave & Buster’s Entertainment, Inc. (A)	136	8,299
Texas Roadhouse, Inc., Class A	151	6,736
Wingstop, Inc.	172	4,863

		19,898

Specialty Stores – 1.0%
Five Below, Inc. (A)	21	891
Party City Holdco, Inc. (A)	244	3,422

		4,313

Total Consumer Discretionary – 16.2%		69,594
Consumer Staples

Packaged Foods & Meats – 1.6%
Lance, Inc.	166	6,707

Total Consumer Staples – 1.6%		6,707
Energy

Oil & Gas Equipment & Services – 2.1%
Forum Energy Technologies, Inc. (A)	90	1,870
Keane Group, Inc. (A)	67	954
RPC, Inc.	243	4,440
U.S. Silica Holdings, Inc.	41	1,984

		9,248

Oil & Gas Exploration & Production – 0.4%
Petroleum Development Corp. (A)	28	1,727

Total Energy – 2.5%		10,975
Financials

Regional Banks – 6.4%
Ameris Bancorp	66	3,046
Cathay General Bancorp	66	2,504
Home BancShares, Inc.	294	7,956
SVB Financial Group (A)	50	9,230
Western Alliance Bancorp. (A)	97	4,746

		27,482

Thrifts & Mortgage Finance – 1.2%
LendingTree, Inc. (A)(B)	40	5,071

Total Financials – 7.6%		32,553
Health Care

Health Care Equipment – 8.0%
Inogen, Inc. (A)	72	5,598
iRhythm Technologies, Inc. (A)	69	2,595
K2M Group Holdings, Inc. (A)	243	4,979
Nevro Corp. (A)	63	5,888
NuVasive, Inc. (A)	63	4,710
NxStage Medical, Inc. (A)	163	4,372
Penumbra, Inc. (A)	73	6,132

		34,274

Health Care Facilities – 1.7%
Acadia Healthcare Co., Inc. (A)	172	7,513

Health Care Services – 4.7%
AMN Healthcare Services, Inc. (A)	313	12,694
Envision Healthcare Holdings, Inc. (A)	90	5,515
Teladoc, Inc. (A)	86	2,158

		20,367

Life Sciences Tools & Services – 1.2%
Cambrex Corp. (A)	95	5,221

Managed Health Care – 1.5%
HealthEquity, Inc. (A)	148	6,282

Total Health Care – 17.1%		73,657
Industrials

Aerospace & Defense – 3.1%
HEICO Corp.	44	3,843
Mercury Computer Systems, Inc. (A)	243	9,470

		13,313

Agricultural & Farm Machinery – 1.1%
Toro Co. (The)	77	4,831

Air Freight & Logistics – 1.7%
XPO Logistics, Inc. (A)	149	7,131

Building Products – 0.7%
JELD-WEN Holding, Inc. (A)	93	3,063

Construction & Engineering – 1.9%
Dycom Industries, Inc. (A)	88	8,164

Diversified Support Services – 0.9%
Healthcare Services Group, Inc.	15	654
Ritchie Bros. Auctioneers, Inc.	97	3,179

		3,833

Industrial Machinery – 3.8%
John Bean Technologies Corp.	76	6,663
RBC Bearings, Inc. (A)	22	2,119
Timken Co. (The)	48	2,165
Woodward, Inc.	80	5,428

		16,375

Trading Companies & Distributors – 3.4%
Beacon Roofing Supply, Inc. (A)	96	4,734
Watsco, Inc. (B)	69	9,935

		14,669

Trucking – 1.0%
Knight Transportation, Inc.	140	4,384

Total Industrials – 17.6%		75,763
Information Technology

Application Software – 11.9%
BroadSoft, Inc. (A)	147	5,907
Ellie Mae, Inc. (A)	39	3,957
Globant S.A. (A)	94	3,422
HubSpot, Inc. (A)	99	6,013
Manhattan Associates, Inc. (A)	118	6,123
Paycom Software, Inc. (A)	154	8,849
Tyler Technologies, Inc. (A)	37	5,751
Ultimate Software Group, Inc. (The) (A)(B)	57	11,039

		51,061

Communications Equipment – 1.3%
Lumentum Holdings, Inc. (A)	108	5,740

Electronic Manufacturing Services – 1.3%
Fabrinet (A)	138	5,807

Internet Software & Services – 2.7%
Five9, Inc. (A)	184	3,021
Q2 Holdings, Inc. (A)	96	3,359
Shopify, Inc., Class A (A)	76	5,155

		11,535

IT Consulting & Other Services – 3.4%
Booz Allen Hamilton Holding Corp.	276	9,752
InterXion Holding N.V. (A)	111	4,385
Presidio, Inc. (A)	31	474

		14,611

Semiconductors – 6.0%
MACOM Technology Solutions Holdings, Inc. (A)	96	4,617
MaxLinear, Inc., Class A (A)	122	3,433
Mellanox Technologies Ltd. (A)	104	5,291
Monolithic Power Systems, Inc.	63	5,768
Power Integrations, Inc. (B)	99	6,487

		25,596

Systems Software – 1.6%
Proofpoint, Inc. (A)	94	6,967

Technology Distributors – 0.1%
Tech Data Corp. (A)	3	253

Total Information Technology – 28.3%		121,570

Materials

Construction Materials – 2.4%
Eagle Materials, Inc.	42	4,125
Summit Materials, Inc., Class A (A)	184	4,539
U.S. Concrete, Inc. (A)	25	1,640

		10,304

Total Materials – 2.4%		10,304
Real Estate

Real Estate Services – 2.2%
RE/MAX Holdings, Inc., Class A	163	9,671

Total Real Estate – 2.2%		9,671

TOTAL COMMON STOCKS – 95.5%		$410,794
(Cost: $352,907)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS	Principal
Mortgage-Backed Obligations – 1.2%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 1-month LIBOR),
4.982%, 9–25–22(C)(D)	$5,423	5,263

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 1.2%		$5,263
(Cost: $5,442)

SHORT-TERM SECURITIES
Commercial Paper (E) – 2.7%
Sysco Corp.,
1.090%, 4–3–17	11,451	11,450

Master Note – 0.7%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
1.190%, 4–5–17 (F)	3,001	3,001

TOTAL SHORT-TERM SECURITIES – 3.4%		$14,451
(Cost: $14,451)

TOTAL INVESTMENT SECURITIES – 100.1%		$430,508
(Cost: $372,800)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.1)%		(446)

NET ASSETS – 100.0%		$430,062

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	All or a portion of securities with an aggregate value of $404 are held in collateralized accounts for OTC derivatives collateral and is governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(C)	Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017 the total value of these securities amounted to $5,263 or 1.2% of net assets.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2017. Description of the reference rate and spread, if applicable, are included in the security description.

(E)	Rate shown is the yield to maturity at March 31, 2017.

(F)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

The following total return swap agreements were outstanding at March 31, 2017:

Counterparty	Number of Shares	Underlying Security	Termination Date	Notional Amount	Financing Fee(1)(2)	Unrealized Depreciation
JPMorgan Chase Bank N.A.	115,425	Biotech Custom Index	01/09/2018	$13,464	1M LIBOR less 50 bps	$(270)

(1)	The Portfolio pays the financing fee multiplied by the notional amount each month.
(2)	At the termination date, a net cash flow is exchanged where the market-linked total return is equivalent to the return of the underlying security less a financing rate, if any. As the payer, a Portfolio would receive payments on any net positive total return, and would make payments in the event of a negative total return.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of March 31, 2017:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$410,794	$—	$—
United States Government Agency Obligations	—	5,263	—
Short-Term Securities	—	14,451	—
Total	$410,794	$19,714	$—
Liabilities
Total Return Swaps	$—	$270	$—

During the period ended March 31, 2017, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

LIBOR = London Interbank Offered Rate

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at March 31, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$372,800
Gross unrealized appreciation	64,672
Gross unrealized depreciation	(6,964)
Net unrealized appreciation	$57,708

SCHEDULE OF INVESTMENTS
Small Cap Value (in thousands)	MARCH 31, 2017 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Auto Parts & Equipment – 2.0%
Visteon Corp. (A)	67	$6,582

Automotive Retail – 1.0%
Monro Muffler Brake, Inc.	67	3,487

Homebuilding – 0.8%
TRI Pointe Group, Inc. (A)	209	2,620

Homefurnishing Retail – 1.5%
Restoration Hardware Holdings, Inc. (A)	110	5,098

Movies & Entertainment – 4.2%
AMC Entertainment Holdings, Inc., Class A	444	13,961

Restaurants – 1.8%
Bob Evans Farms, Inc. (A)	95	6,182

Total Consumer Discretionary – 11.3%		37,930
Consumer Staples

Packaged Foods & Meats – 5.7%
Pinnacle Foods, Inc.	265	15,353
Post Holdings, Inc. (A)	43	3,737

		19,090

Soft Drinks – 1.1%
Coca-Cola Bottling Co. Consolidated	17	3,563

Total Consumer Staples – 6.8%		22,653
Energy

Oil & Gas Exploration & Production – 5.1%
Laredo Petroleum Holdings, Inc. (A)	1,174	17,145

Total Energy – 5.1%		17,145
Financials

Asset Management & Custody Banks – 0.9%
Financial Engines, Inc.	69	2,988

Investment Banking & Brokerage – 0.8%
Stifel Financial Corp. (A)	51	2,580

Life & Health Insurance – 1.5%
American Equity Investment Life Holding Co.	213	5,026

Regional Banks – 17.5%
BankUnited, Inc.	174	6,492
Chemical Financial Corp.	67	3,422
FCB Financial Holdings, Inc., Class A (A)	123	6,090
First Horizon National Corp.	273	5,054
Pinnacle Financial Partners, Inc.	107	7,093
SVB Financial Group (A)	13	2,474
Tompkins Financial Corp.	18	1,434
UMB Financial Corp.	29	2,165
Webster Financial Corp.	266	13,295
Western Alliance Bancorp. (A)	166	8,132
Wintrust Financial Corp.	44	3,007

		58,658

Total Financials – 20.7%		69,252
Health Care

Health Care Services – 4.2%
Healthways, Inc. (A)	481	14,004

Health Care Supplies – 1.4%
ICU Medical, Inc. (A)	30	4,612

Health Care Technology – 2.9%
Evolent Health, Inc., Class A (A)	269	6,005
Omnicell, Inc. (A)	96	3,913

		9,918

Total Health Care – 8.5%		28,534
Industrials

Aerospace & Defense – 1.0%
Orbital ATK, Inc.	33	3,255

Building Products – 2.2%
Advanced Drainage Systems, Inc.	218	4,781
Continental Building Products, Inc. (A)	105	2,577

		7,358

Commercial Printing – 0.4%
Multi-Color Corp.	21	1,512

Construction Machinery & Heavy Trucks – 1.1%
Allison Transmission Holdings, Inc.	98	3,537

Industrial Machinery – 4.0%
Actuant Corp., Class A	191	5,025
Woodward, Inc.	126	8,528

		13,553

Trading Companies & Distributors – 3.5%
Beacon Roofing Supply, Inc. (A)	164	8,074
Univar, Inc. (A)	118	3,612

		11,686

Trucking – 3.9%
Saia, Inc. (A)	167	7,385
YRC Worldwide, Inc. (A)	521	5,741

		13,126

Total Industrials – 16.1%		54,027
Information Technology

Application Software – 1.5%
8x8, Inc. (A)	338	5,151

Data Processing & Outsourced Services – 1.5%
Conduent, Inc. (A)	291	4,880

Home Entertainment Software – 4.7%
Take-Two Interactive Software, Inc. (A)	269	15,944

Internet Software & Services – 0.6%
Q2 Holdings, Inc. (A)	60	2,094

IT Consulting & Other Services – 1.8%
Unisys Corp. (A)	429	5,989

Semiconductors – 0.9%
Advanced Micro Devices, Inc. (A)	198	2,879

Systems Software – 1.0%
Tableau Software, Inc., Class A (A)	68	3,355

Technology Distributors – 1.1%
Tech Data Corp. (A)	38	3,549

Total Information Technology – 13.1%		43,841
Materials

Specialty Chemicals – 6.3%
Flotek Industries, Inc. (A)(B)	127	1,619
Flotek Industries, Inc. (A)	408	5,221
Innospec, Inc.	76	4,921
Sensient Technologies Corp.	120	9,502

		21,263

Steel – 1.1%
TimkenSteel Corp. (A)	186	3,515

Total Materials – 7.4%		24,778
Real Estate

Industrial REITs – 0.7%
STAG Industrial, Inc.	99	2,477

Real Estate Services – 0.5%
Realogy Holdings Corp.	55	1,650

Specialized REITs – 4.3%
Entertainment Properties Trust	19	1,369
Uniti Group, Inc.	504	13,022

		14,391

Total Real Estate – 5.5%		18,518
Telecommunication Services

Alternative Carriers – 2.0%
Vonage Holdings Corp. (A)	1,081	6,835

Total Telecommunication Services – 2.0%		6,835
Utilities

Electric Utilities – 1.0%
ALLETE, Inc.	50	3,359

Gas Utilities – 0.7%
South Jersey Industries, Inc.	69	2,474

Total Utilities – 1.7%		5,833

TOTAL COMMON STOCKS – 98.2%		$329,346
(Cost: $289,209)

SHORT-TERM SECURITIES	Principal
Commercial Paper (C) – 1.0%
Kroger Co. (The),
1.150%, 4–3–17	$3,366	3,365

Master Note – 0.5%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
1.190%, 4–5–17 (D)	1,596	1,596

TOTAL SHORT-TERM SECURITIES – 1.5%		$4,961
(Cost: $4,962)

TOTAL INVESTMENT SECURITIES – 99.7%		$334,307
(Cost: $294,171)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.3%		975

NET ASSETS – 100.0%		$335,282

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017 the total value of these securities amounted to $1,619 or 0.5% of net assets.

(C)	Rate shown is the yield to maturity at March 31, 2017.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of March 31, 2017. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$329,346	$—	$—
Short-Term Securities	—	4,961	—
Total	$329,346	$4,961	$—

During the period ended March 31, 2017, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at March 31, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$294,171
Gross unrealized appreciation	43,744
Gross unrealized depreciation	(3,608)
Net unrealized appreciation	$40,136

SCHEDULE OF INVESTMENTS
Value (in thousands)	MARCH 31, 2017 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Cable & Satellite – 2.7%
Comcast Corp., Class A	251	$9,435

General Merchandise Stores – 2.5%
Target Corp.	162	8,924

Housewares & Specialties – 2.5%
Newell Rubbermaid, Inc. (A)	187	8,821

Total Consumer Discretionary – 7.7%		27,180
Consumer Staples

Agricultural Products – 2.4%
Ingredion, Inc.	71	8,490

Drug Retail – 2.5%
CVS Caremark Corp.	111	8,729

Tobacco – 2.2%
Philip Morris International, Inc.	71	7,994

Total Consumer Staples – 7.1%		25,213
Energy

Integrated Oil & Gas – 1.3%
Hess Corp.	97	4,657

Oil & Gas Refining & Marketing – 3.3%
Marathon Petroleum Corp. (A)	228	11,523

Oil & Gas Storage & Transportation – 8.0%
Energy Transfer Partners L.P.	298	10,868
Plains All American Pipeline L.P.	282	8,927
VTTI Energy Partners L.P.	456	8,657

		28,452

Total Energy – 12.6%		44,632
Financials

Asset Management & Custody Banks – 2.8%
State Street Corp.	123	9,816

Consumer Finance – 6.5%
Capital One Financial Corp.	124	10,763
Synchrony Financial	360	12,358

		23,121

Life & Health Insurance – 2.9%
MetLife, Inc.	191	10,110

Mortgage REITs – 2.6%
American Capital Agency Corp.	463	9,217

Multi-Line Insurance – 2.9%
American International Group, Inc.	167	10,395

Other Diversified Financial Services – 9.3%
Citigroup, Inc. (A)	241	14,387
JPMorgan Chase & Co.	211	18,499

		32,886

Property & Casualty Insurance – 1.9%
Allstate Corp. (The)	83	6,739

Regional Banks – 1.1%
Fifth Third Bancorp	147	3,734

Total Financials – 30.0%		106,018
Health Care

Biotechnology – 2.3%
Amgen, Inc.	50	8,171

Health Care Facilities – 2.9%
HCA Holdings, Inc. (B)	114	10,154

Managed Health Care – 4.7%
Aetna, Inc.	56	7,194
Cigna Corp.	65	9,492

		16,686

Pharmaceuticals – 2.0%
Teva Pharmaceutical Industries Ltd. ADR	215	6,912

Total Health Care – 11.9%		41,923
Industrials

Airlines – 1.5%
Delta Air Lines, Inc.	117	5,396

Electrical Components & Equipment – 2.5%
Eaton Corp.	120	8,928

Industrial Machinery – 0.9%
Timken Co. (The)	66	2,960

Total Industrials – 4.9%		17,284
Information Technology

IT Consulting & Other Services – 1.0%
Computer Sciences Corp.	50	3,471

Semiconductors – 5.2%
Micron Technology, Inc. (A)(B)	457	13,210
NXP Semiconductors N.V. (B)	19	1,988
QUALCOMM, Inc.	58	3,337

		18,535

Systems Software – 2.1%
Microsoft Corp.	110	7,258

Technology Hardware, Storage & Peripherals – 3.2%
Western Digital Corp. (A)	137	11,323

Total Information Technology – 11.5%		40,587
Materials

Diversified Chemicals – 3.3%
Dow Chemical Co. (The)	180	11,443

Total Materials – 3.3%		11,443
Real Estate

Specialized REITs – 3.0%
Uniti Group, Inc.	414	10,689

Total Real Estate – 3.0%		10,689
Utilities

Electric Utilities – 3.2%
Duke Energy Corp.	137	11,227

Renewable Electricity – 0.2%
NextEra Energy Partners L.P.	20	659

Total Utilities – 3.4%		11,886

TOTAL COMMON STOCKS – 95.4%		$336,855
(Cost: $310,853)

PREFERRED STOCKS
Health Care

Pharmaceuticals – 2.1%
Teva Pharmaceutical Industries Ltd., Convertible, 7.000%	13	7,674

Total Health Care – 2.1%		7,674

TOTAL PREFERRED STOCKS – 2.1%		$7,674
(Cost: $8,678)

SHORT-TERM SECURITIES	Principal
Commercial Paper (C) – 1.6%
Caterpillar, Inc.,
0.830%, 4–24–17	$2,500	2,498
Kroger Co. (The),
1.150%, 4–3–17	3,071	3,071

		5,569

Master Note – 0.6%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
1.190%, 4–5–17 (D)	2,182	2,182

TOTAL SHORT-TERM SECURITIES – 2.2%		$7,751
(Cost: $7,751)

TOTAL INVESTMENT SECURITIES – 99.7%		$352,280
(Cost: $327,282)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.3%		897

NET ASSETS – 100.0%		$353,177

Notes to Schedule of Investments

(A) All or a portion of securities with an aggregate value of $13,908 are held in collateralized accounts to cover potential obligations with respect to outstanding written options.

(B)	No dividends were paid during the preceding 12 months.

(C)	Rate shown is the yield to maturity at March 31, 2017.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

The following written options were outstanding at March 31, 2017 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Value
Micron Technology, Inc.	N/A	Call	696	April 2017	$27.00	$53	$(149)
Newell Rubbermaid, Inc.	N/A	Put	393	June 2017	42.00	19	(20)
	N/A	Call	393	June 2017	60.00	21	(2)
Western Digital Corp.	N/A	Call	130	May 2017	95.00	11	(12)
						$104	$(183)

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of March 31, 2017. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$336,855	$—	$—
Preferred Stocks	7,674	—	—
Short-Term Securities	—	7,751	—
Total	$344,529	$7,751	$—
Liabilities
Written Options	$161	$22	$—

During the period ended March 31, 2017, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

LIBOR = London Interbank Offered Rate

OTC = Over the Counter

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at March 31, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$327,282
Gross unrealized appreciation	37,259
Gross unrealized depreciation	(12,261)
Net unrealized appreciation	$24,998

ITEM  2.    CONTROLS AND PROCEDURES.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant’s management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.    EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ivy Variable Insurance Portfolios
(Registrant)

By	/s/ Jennifer K. Dulski
Jennifer K. Dulski, Secretary

Date: May 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Philip J. Sanders
Philip J. Sanders, Principal Executive Officer

Date: May 30, 2017

By	/s/ Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: May 30, 2017